As filed with the Securities and Exchange Commission on April 30, 2009
Registration No. 333-149387/811-21929
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. _____ ☐
POST-EFFECTIVE AMENDMENT NO. 1       ☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 11 ☑
(Check appropriate box or boxes)
WRL SERIES LIFE ACCOUNT G
(Exact Name of Registrant)
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
(Name of Depositor)
570 Carillon Parkway
St. Petersburg, FL 33716
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(727) 299-1800
Arthur D. Woods, Esq.
Vice President and Senior Counsel
Western Reserve Life Assurance Co. of Ohio
570 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2009, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (Date) , pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

P R O S P E C T U S
May 1, 2009
WRL Evolution
issued through
WRL Series Life Account G by
Western Reserve Life Assurance Co. of Ohio
570 Carillon Parkway
St. Petersburg, Florida 33716
Direct electronic, telephonic and facsimile transactions to the
Administrative Office:
(727) 299-1800 or 1-800-851-9777
Facsimile 1-737-299-1620/1-727-299-1648 (interfund transactions only)
www.westernreserve.com
Direct Claims Forms to the Administrative Office at:
P.O. Box 9008
Clearwater, FL 33758-9008
Direct all payments made by check, and all other correspondence and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499
An Individual Flexible Premium Variable Life Insurance Policy
This prospectus describes the WRL Evolution, a flexible premium variable life insurance policy (the “Policy”). You can allocate your Policy’s cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account G, which invests through its subaccounts in portfolios of the Transamerica Series Trust — Initial Class (the “Series Trust”), the Fidelity Variable Insurance Products Funds — Service Class 2 (“Fidelity VIP Fund”), the ProFunds, the Access One Trust (“Access Trust”), the AllianceBernstein Variable Products Series Fund, Inc. (“AllianceBernstein”), and the Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton”) (collectively, the “funds”). Please refer to the next page of this prospectus for the list of portfolios available to you under this Policy.
Investing in the Policies involve risk, including possible loss of premium.
If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase the Policy or to take withdrawals from another policy you own to make premium payments under the Policy.
Prospectuses for the portfolios of the funds must accompany this prospectus. Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.
An investment in the Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS AVAILABLE TO YOU UNDER YOUR POLICY
TRANSAMERICA SERIES TRUST:

❖	Transamerica Asset Allocation — Conservative VP2	❖	Transamerica Federated Market Opportunity VP
❖	Transamerica Asset Allocation — Growth VP2	❖	Transamerica Foxhall Global Conservative VP2
❖	Transamerica Asset Allocation — Moderate Growth VP2	❖	Transamerica Foxhall Emerging Markets/Pacific Rim VP2
❖	Transamerica Asset Allocation — Moderate VP2	❖	Transamerica Foxhall Global Growth VP2
❖	Transamerica Balanced VP	❖	Transamerica Foxhall Global Hard Asset VP2
❖	Transamerica BlackRock Large Cap Value VP1	❖	Transamerica Growth Opportunities VP
❖	Transamerica Capital Guardian Value VP	❖	Transamerica Hanlon Balanced VP2
❖	Transamerica Clarion Global Real Estate Securities VP	❖	Transamerica Hanlon Growth VP2
❖	Transamerica Convertible Securities VP	❖	Transamerica Hanlon Growth and Income VP2
❖	Transamerica Efficient Markets VP	❖	Transamerica Hanlon Managed Income VP2
❖	Transamerica Equity VP	❖	Transamerica Index 50 VP

❖	Transamerica Index 75 VP	❖	Transamerica Science & Technology VP
❖	Transamerica International Moderate Growth VP2	❖	Transamerica Small/Mid Cap Value VP
❖	Transamerica JP Morgan Core Bond VP	❖	Transamerica T. Rowe Price Equity Income VP
❖	Transamerica JP Morgan Enhanced Index VP	❖	Transamerica T. Rowe Price Small Cap VP
❖	Transamerica Legg Mason Partners All Cap VP	❖	Transamerica Templeton Global VP
❖	Transamerica MFS High Yield VP	❖	Transamerica Third Avenue Value VP
❖	Transamerica MFS International Equity VP	❖	Transamerica U.S. Government Securities VP
❖	Transamerica Marsico Growth VP	❖	Transamerica Value Balanced VP
❖	Transamerica Money Market VP2	❖	Transamerica Van Kampen Large Cap Core VP2
❖	Transamerica Munder Net50 VP	❖	Transamerica Van Kampen Mid-Cap Growth VP
❖	Transamerica PIMCO Total Return VP

PROFUNDS:2

❖	ProFund VP Asia 30	❖	ProFund VP Financials
❖	ProFund VP Basic Materials	❖	ProFund VP International
❖	ProFund VP Bull	❖	ProFund VP Japan
❖	ProFund VP Consumer Services	❖	ProFund VP Mid-Cap
❖	ProFund VP Emerging Markets	❖	ProFund VP Money Market[2]
❖	ProFund VP Europe 30	❖	ProFund VP NASDAQ-100
❖	ProFund VP Falling U.S. Dollar	❖	ProFund VP Oil & Gas

❖	ProFund VP Pharmaceuticals	❖	ProFund VP Small-Cap
❖	ProFund VP Precious Metals	❖	ProFund VP Small-Cap Value
❖	ProFund VP Short Emerging Markets	❖	ProFund VP Telecommunications
❖	ProFund VP Short International	❖	ProFund VP UltraSmall-Cap
❖	ProFund VP Short NASDAQ-100	❖	ProFund VP U.S. Government Plus
❖	ProFund VP Short Small-Cap	❖	ProFund VP Utilities

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:		FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
❖	AllianceBernstein Balanced Wealth Strategy	❖	Franklin Templeton VIP Founding Funds Allocation
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
Fidelity VIP Index 500 Portfolio
ACCESS ONE TRUST: [2]
❖	Access VP High Yield Fund[2]

[1]	Subject to certain conditions, it is anticipated that this portfolio will be reorganized into Transamerica BlackRock Large Cap Value VP during the 4th quarter of 2009. Please refer to the Transamerica Series Trust prospectus for a complete description of the BlackRock Large Cap Value VP portfolio.

[2]	Please see the footnote for this portfolio in the section entitled “Western Reserve, The Separate Account, the Fixed Account and the Portfolios — The Portfolios” in this prospectus.

i

ii

Policy Benefits/Risks Summary	WRL EvolutionSM
     This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.
Policy Benefits
The Policy in General
•	The WRL Evolution SM is an individual flexible premium variable life insurance policy. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals). Because returns are not guaranteed, the Policy is not suitable as a short-term savings vehicle.

•	The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own.

•	Fixed Account. You may place money in the fixed account where it earns at least 2% annual interest. We may declare higher rates of interest, but are not obligated to do so. The fixed account is part of our general account.

•	Separate Account. You may direct the money in your Policy to any of the subaccounts of the WRL Series Life Account G. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in a subaccount is subject to investment risk and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.

•	Supplemental Benefit Rider. A Living Benefit Rider that provides an accelerated death benefit may be issued automatically on a Policy. We reduce the single sum benefit by a discount factor—equal to the greater of (i) the current yield on 90-day U.S. Treasury bills or (ii) the Policy loan interest rate—to compensate us for lost income resulting from the early payment of the death benefit. This rider may not be available in all states.
Flexible Premiums
•	You select a premium payment plan, but the plan is flexible — you are not required to pay premiums according to the plan. You can change the frequency and amount, within limits, and can skip premium payments. Unplanned premiums may be made, within limits. Premium payments must be at least $50. Under certain circumstances, extra premiums may be required to prevent lapse (i.e., having your Policy terminate without value). For further information about payment of additional premium to prevent Policy lapse, please see “Policy Lapse and Reinstatement.”
•	Once we deliver your Policy, the free-look period begins. You may return the Policy during this period and receive a refund. Depending on the laws of the state governing your Policy (usually the state where you live), we will either allocate your initial net premium(s) to the accounts you indicated on your application, or we will place your initial net premium(s) in the reallocation account until the reallocation date as shown on your Policy schedule page. For further information regarding the “free-look period,” please see “Canceling a Policy.”
Variable Death Benefit
•	If the insured dies while the Policy is in force, we will pay a death benefit to the beneficiary(ies), subject to applicable law and the terms of the Policy. The amount of the death benefit generally depends on the specified amount of insurance you select and the death benefit option you choose.
•	Choice Among Death Benefit Options. You must choose one of three death benefit options. We offer the following:
•	Option A is the greatest of:

>	the current specified amount; or

>	a specified percentage shown on your Policy’s schedule page, multiplied by the cash value of the Policy on the date of the insured’s death; or

>	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
•	Option B is the greatest of:

>	the current specified amount, plus the Policy’s cash value on the date of the insured’s death; or

>	a specified percentage shown on your Policy’s schedule page, multiplied by the cash value of the Policy on the date of the insured’s death; or

>	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
•	Option C is the greatest of:

>	the death benefit payable under Option A; or

>	the current specified amount, multiplied by an age-based “factor,” plus the Policy’s cash value on the date of the insured’s death; or

>	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
We will reduce the death benefit proceeds by any outstanding loan amount, including accrued interest, and any due and unpaid charges.
•	Under current tax law, the death benefit should generally be U.S. federal income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

•	Change in Death Benefit Option and Specified Amount. You may increase the specified amount once a Policy year on any Monthiversary. After the third Policy year, you may change the death benefit option and decrease the specified amount once a year. You may not increase the specified amount in the same year that you decrease the specified amount. Until the insured reaches attained age 65, we may limit the amount of any decrease to no more than 20% of the current specified amount. The new specified amount cannot be less than the minimum specified amount as shown in your Policy. You may increase the specified amount on any Monthiversary before the insured’s 86th birthday. You may change the death benefit option on any Monthiversary before the insured reaches attained age 95.
Cash Value
•	The cash value is the sum of the Policy’s value in the subaccounts and the fixed account (including any amount held in the loan reserve account) and is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit. There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions and/or any outstanding loan amount(s) and accrued loan interest.
Transfers
•	You can transfer cash value among the subaccounts and the fixed account. You currently may make transfer requests in writing to our mailing address, by telephone or by fax to our administrative office, or electronically through our website.

•	Dollar cost averaging and asset rebalancing programs are available.

•	Each Policy year, the Policy allows a cumulative transfer out of the fixed account of the greater of up to 25% of the amount in the fixed account, or the amount transferred out in the previous Policy year. Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year. If we modify or stop this current practice, we will notify you at the time of your transfer.

•	Unless otherwise required by state law, we may restrict transfers into the fixed account if the fixed account value, excluding amounts in the loan reserve, after the transfer has been made would exceed $250,000. This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.

•	We may impose restrictions on the transfer privilege. See the discussion of our policy with regard to market timing, including transfers, and the costs and risks to you that can result from programmed, large, frequent, or short-term transfers, in the section entitled “Disruptive Trading and Market Timing — Statement of Policy” in this prospectus.
Loans
•	After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the net surrender value, less loan interest that will accrue prior to the next anniversary. We may permit a loan before the first anniversary for Policies issued pursuant to 1035 Exchanges. The minimum loan amount is generally $500.

•	To secure the loan, we transfer an amount equal to your loan from your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit 2.00% interest annually on amounts in the loan reserve account.

•	Before the 11th Policy year, we currently charge 2.75% interest annually, payable in arrears, on any outstanding loan amount. This charge is guaranteed not to exceed 3.00%. Interest not paid when due is added to the amount of the loan to be repaid.

•	After the 10th Policy year, we will apply a preferred loan charge rate on an amount equal to the cash value minus total premiums paid (reduced by cash withdrawals), minus any outstanding loan amount and minus any accrued loan interest. We currently charge 2.00% interest on preferred loans. This charge is guaranteed not to exceed 2.25%. After attained age 111, all loans, new and existing, are considered preferred loans.

•	Federal income taxes and a penalty tax may apply to loans you take against the Policy. The federal tax consequence of loans with preferred rates is uncertain and there may be adverse tax consequences.
Cash Withdrawals and Surrenders
•	You may take withdrawals of cash value after the first Policy year. The amount of the withdrawal may be limited to:

>	at least $500; and

>	no more than the net surrender value minus $10,000 in Policy years 2 — 5.

>	after the 5th Policy year, the amount of a withdrawal may be limited to no more than the net surrender value minus $500.
•	A cash withdrawal will reduce the cash value by at least the amount of the withdrawal. If the death benefit on your Policy is Option A, or if your death benefit is Option C and the insured’s attained age is 71 or older, then we will reduce the specified amount by the amount of cash withdrawal.

•	A cash withdrawal will reduce the cash value, so it will increase the risk that the Policy will lapse.

•	You may fully surrender the Policy at any time before the insured’s death. Once you surrender your Policy, life insurance coverage under your Policy will end and you will receive the net surrender value.

•	Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.
Tax Benefits
     We intend the Policy to satisfy the definition of life insurance under the Internal Revenue Code so that the death benefit generally should be excludible from the taxable income of the beneficiary. If your Policy is not a Modified Endowment Contract (“MEC”), you should not be deemed in receipt of any taxable gains included in cash value until withdrawals and surrenders exceed your tax basis in the Policy, or other distributions are made as described in the “Federal Income Tax Considerations” section in this prospectus. A MEC is a special class of life insurance policy under the tax code. Unlike traditional insurance, funds that are withdrawn from a MEC policy in the form of policy loans, cash withdrawals, assignments, and pledges are treated as gross income to the policyowner to the extent of gain in the Policy and therefore are subject to taxation. Transfers between the subaccounts are not taxable transactions.

Policy Risks
Tax Risks (Income Tax and MEC)
     We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax.
     Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. Unlike traditional insurance, if a Policy is treated as a MEC, cash withdrawals, surrenders, assignments, pledges and loans will be treated first as distributions of gain that are taxable as ordinary income and treated as tax-free recovery of the owner’s basis in the Policy only after all gain has been distributed. In addition, a 10% penalty tax may be imposed on the taxable portion of cash withdrawals, surrenders, assignments, pledges and loans taken before you reach age 59 1/2. If a Policy is not treated as a MEC, surrenders and cash withdrawals will not be subject to tax to the extent of your basis in the Policy. Amounts withdrawn in excess of your basis in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. Also, if your Policy is not a MEC, loans, assignments and pledges are not taxable when made although they may be taxable on the lapse or surrender of the Policy. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.
Loan Risks
     A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in a loan reserve account within the fixed account as collateral. We then credit a fixed interest rate of 2.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.
     We also currently charge interest on Policy loans at a rate of up to 2.75%, payable in arrears. This charge will not exceed 3.0%. Unpaid interest is added to the amount of the loan to be repaid.
     The Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy on a tax-free basis without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the Policy until its cash value is just enough to pay off the Policy loans that have been taken out. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, this strategy will fail to achieve its goal if the Policy is a MEC or becomes a MEC after the periodic borrowing begins because the loan will be taxable to the extent of gain then in the Policy. Second, this strategy has not been ruled on by the Internal Revenue Service or the courts and it may be subject to challenge by the IRS, since it is possible that loans under the Policy will be treated as taxable distributions.
     A Policy loan will make it more likely that a Policy would lapse. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value, then the Policy will lapse. Assuming Policy loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse occurs. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a qualified tax advisor about the tax risks inherent in such a strategy before purchasing the Policy.
     If the Policy is not a MEC and lapses or is surrendered while a loan is outstanding, you will realize taxable income equal to the lesser of the gain in the Policy or the sum of the excess of the loan balance (including accrued interest) and any cash received on surrender over your basis in the Policy. If the Policy is a MEC or becomes a MEC within two years of taking a loan, the amount of the loan will be taxed as if it were a withdrawal from the Policy.
     If the Policy lapses or terminates due to volatility in the investment performance of the underlying portfolios or another reason, you may incur tax consequences at an unexpected time.
You should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Risk of an Increase in Current Fees and Expenses
     Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Investment Risks
     If you invest your Policy’s cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease. In addition, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value. During times of poor investment performance, this deduction will have an even greater impact on your cash value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2%.
Risks of Managing General Account Assets
     In addition to your fixed account allocations, general account assets are used to support the payment of the death benefit under the Contracts. To the extent that Western Reserve is required to pay you amounts in addition to your contract value under the death benefit, such amounts will come from general account assets. You should be aware that the general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the general account investments.
Risk of Lapse
     This Policy does not contain a no lapse guarantee. Your Policy may lapse (i.e., terminate without value) if the net surrender value (i.e., the cash value minus any outstanding loan amount and accrued loan interest) on any Monthiversary is less than the monthly deductions due on that day. If this occurs, then we will notify you that the Policy has entered a 61-day “grace period” and that it will lapse unless you make a sufficient payment during the grace period. Lapse may occur if unfavorable investment experience, loans and accrued loan interest, or cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums, so that the net surrender value is not enough to cover the monthly deductions due on any Monthiversary.
     A Policy lapse may have adverse tax consequences.
     If your Policy lapses, we may allow you to reinstate the Policy within five years after it has lapsed, subject to underwriting.
Portfolio Risks
     A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.
     There is no assurance that any portfolio will achieve its stated investment objective.
Fee Tables
     The following tables describe the fees and expenses that you will pay when buying and owning the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth below. These charges may not be representative of the charges you will pay.

     The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums or making cash withdrawals* from the Policy.

Transaction Fees
	When Charge is	Amount Deducted
Charge	Deducted	Guaranteed Charge	Current Charge
Premium Expense Charge	Upon payment of	2% of premium	0% of premium payments
	each premium	payments (6% for	(4% for Policies issued
		Policies issued to	to residents of Puerto
		residents of Puerto	Rico)
Rico)

Living Benefit Rider	When rider is	Discount Factor	Discount Factor
(an Accelerated Death	exercised
Benefit)[2]

*	When we incur the expense of expedited delivery of your cash withdrawal or complete surrender payment, we currently assess the following additional charges: $20 for overnight delivery ($30 for Saturday delivery); and $25 for wire service. You can obtain further information about these charges by contacting our administrative office.

[1]	The Company reserves the right at any time to change the current charge but never to a level that exceeds the guaranteed charge.

[2]	We reduce the single sum benefit by a discount factor to compensate us for lost income resulting from the early payment of the death benefit. The discount factor is based on the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater. (Please see footnote 9 for a description of the loan rates.) For further information about the Living Benefit Rider, including a numerical example showing the calculation of a discounted single sum benefit and the impact of acceleration of a portion of the death benefit available under a Policy on any remaining death benefit and cash value, please see the “Supplemental Benefit (Rider)” section of this prospectus.

     The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
	When Charge is	Amount Deducted
Charge	Deducted	Guaranteed Charge	Current Charge
Cost of Insurance[3] (without Extra Ratings)[4]	Monthly, on the Policydate and on each Monthiversary until the insured reaches age 111

• Maximum Charge[5]		$49.94 per $1,000 of net amount at month[6]	$49.94 per $1,000 of net amount at risk per risk per month[6]

• Minimum Charge		$0.04 per $1,000 of net amount at risk per month[6,7]	$0.01 per $1,000 of net amount at risk per month[6,8]

• Initial Charge for male insured, issue age 55, in the preferred elite non-tobacco use class		$0.49 per $1,000 of net amount at risk per month[6]	$0.09 per $1,000 of net amount at risk per month[6]

Mortality and Expense Risk Charge	Daily	For all Policy years, annual rate of 1.00% of average daily net assets of each subaccount in which you are invested	For all Policy years, Annual rate of 0.50%of average daily net assets of each subaccount in which you are invested

Loan Interest Spread[9]	On Policy anniversary or earlier, as applicable[10]	1.0% (effective 0 annual rate) rate	0.75% (effective annual rate)
     For information concerning compensation paid for the sale of the Policy, see “Sale of the Policies.

[3]	Cost of insurance charges are based on the insured’s issue age, gender, underwriting class, specified amount, Policy duration, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.

[4]	We may place an insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, then we may add a surcharge to the cost of insurance rates up to a total charge of $83.33 monthly per $1,000 of net amount at risk.

[5]	This maximum charge is based on an insured with the following characteristics: male, age 25 at issue, standard tobacco class and in the 86th Policy year. This maximum charge may also apply to insureds with other characteristics.

[6]	The net amount at risk equals the death benefit on a Monthiversary, minus the cash value on such Monthiversary.

[7]	This minimum charge is based on an insured with the following characteristics: female, age 25 at issue, non-tobacco class, in the first Policy year. This minimum charge may also apply to insureds with other characteristics.

[8]	This minimum charge is based on an insured with the following characteristics: female, age 26 at issue, preferred elite non-tobacco class and in the first Policy year. The minimum charge may also apply to insureds with other characteristics.

[9]	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective annual rate of 2.75%, guaranteed not to exceed 3.0%) and the amount of interest we credit to your loan account (an effective annual rate of 2.0% guaranteed). After the 10th Policy year, we will charge preferred loan interest rates, which are lower, on a portion of the loan. After attained age 111, all loans, new and existing, will be considered preferred loans. The maximum loan interest spread on preferred loans is 0.25%, and the current spread is 0.0%.

[10]	While a Policy loan is outstanding, loan interest is payable in arrears on each Policy anniversary, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the insured’s death.

Range of Expenses for the Portfolios1, 2
     The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2008. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.35%	2.49%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after any contractual waiver of fees and expenses)[3]	0.35%	1.68%

[1]	The portfolio expenses used to prepare this table were provided to Western Reserve by the funds. Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008. Current or future expenses may be greater or less than those shown.

[2]	The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios that are each a “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Transamerica Series Trust portfolios and certain portfolios of the Transamerica Funds (each such portfolio an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the information received from the Transamerica Series Trust on the combined actual expenses for each “fund of funds” and the portfolios in which it invests. (The combined expense information includes the Acquired Fund’s fees and expenses (i.e., fees and expenses of underlying funds) for the Transamerica Series Trust Asset Allocation portfolios.) See the prospectus for the Transamerica Series Trust for a presentation of the applicable Acquired Fund fees and expenses.

[3]	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 27 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2010.
Western Reserve, the Separate Account, the Fixed Account and the Portfolios
Western Reserve
     Western Reserve Life Assurance Co. of Ohio, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.
Financial Condition of the Company
     Financial Condition of the Company. Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your cash value, but also on our ability to meet the guarantees under your Policy.
     Assets in the Separate Account. You assume all of the investment risk for your cash value that is allocated to the subaccounts of the separate account. Your cash value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
     Assets in the General Account. You also may be permitted to make allocations to the fixed account, which is supported by the assets in our general account. See “The Fixed Account.” Any guarantees under the policy that exceed your cash value, such as those associated with any living benefit riders and any death benefit riders, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of cash value is subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.
     We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
     Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account to our policyowners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
     State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide the collateral necessary to finance our business operations.
     We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.
     How to Obtain More Information. We encourage both existing and prospective policyowners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance — as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). The SAI is available at no charge by writing to our administrative office — Western Reserve Life Assurance Co. of Ohio, 570 Carillon Parkway, St. Petersburg, Florida 33716 — or by calling us at (800) 851-9777, or by visiting our website www.westernreserve.com. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings, which reflect the opinions of leading independent rating agencies of WRL’s ability to meet its obligations to its policy owners, are available on our website and the websites of these Nationally Recognized Statistical Ratings Organizations—A.M. Best Company (www.ambest.com), Moody’s Investor Service (www.moodys.com) Standard & Poor’s (www.standardandpoors.com) and Fitch Ratings (www.fitchratings.com).
The Separate Account
     The separate account is a separate account of Western Reserve, established under Ohio law. We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
     The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.
     Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.
     Changes to the Separate Account. As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:
•	Remove, combine, or add subaccounts and make the combined or new subaccounts available for allocation of net premiums;

•	Combine the separate account or any subaccount(s) with one or more different separate account(s) or subaccount(s);

•	Close certain subaccounts to allocations of new net premiums by current or new policyowners;

•	Transfer assets of the separate account or any subaccount, which we determine to be associated with the class of policies to which the Policy belongs, to another separate account or subaccount;

•	Operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law;

•	Establish additional separate accounts or subaccounts to invest in new portfolios of the funds;

•	Manage the separate account at the direction of a committee;

•	Endorse the Policy, as permitted by law, to reflect changes to the separate account and subaccounts as may be required by applicable law;

•	Change the investment objective of a subaccount;

•	Substitute, add, or delete fund portfolios in which subaccounts currently invest net premiums, to include portfolios of newly designated funds (Fund portfolios will not be added, deleted or substituted without prior approval of the SEC to the extent required by the 1940 Act or other applicable laws);

•	Fund additional classes of variable life insurance policies through the separate account; and

•	Restrict or eliminate any voting privileges of owners or other persons who have voting privileges in connection with the operation of the separate account.
Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the laws.
     The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the separate account.
The Fixed Account
     The fixed account is part of Western Reserve’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over the investment of the fixed account’s assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 2.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no formula for determining fixed account interest rates in excess of the guaranteed rate nor any duration for such rates.
     Money you place in the fixed account will begin earning interest compounded daily at the current interest rate in effect at the time of your allocation. Unless otherwise required by state law, we may restrict your allocations and transfers to the fixed account if the fixed account value, excluding the loan reserve, following the allocation or transfer would exceed $250,000. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a current interest rate higher than the guaranteed rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the “guarantee period”) unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 2.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 2.0%.
     We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a first in, first out basis (“FIFO”) for the purpose of crediting interest.
     The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
The Portfolios
          The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.
     Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.
     Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.
     You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You may obtain a free copy of the fund prospectuses by contacting us at our administrative office at 1-800-851-9777 or visiting our website at www.westernreserve.com. You should read the fund prospectuses carefully.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
TRANSAMERICA SERIES TRUST:

Transamerica Asset Allocation — Conservative VP*	Transamerica Asset Management, Inc.	Seeks current income and preservation of capital.
Portfolio Construction Consultant:**
Morningstar Associates, LLC

Transamerica Asset Allocation — Growth VP*	Transamerica Asset Management, Inc.	Seeks long-term capital appreciation.
Portfolio Construction Consultant:**
Morningstar Associates, LLC

Transamerica Asset Allocation — Moderate Growth VP*	Transamerica Asset Management, Inc.	Seeks capital appreciation with current income as a secondary objective.
Portfolio Construction Consultant:**
Morningstar Associates, LLC

Transamerica Asset Allocation — Moderate VP*	Transamerica Asset Management, Inc.	Seeks capital appreciation and current income.
Portfolio Construction Consultant:**
Morningstar Associates, LLC

Transamerica Balanced VP	Transamerica Investment Management, LLC	Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

Transamerica BlackRock Large Cap Value VP	BlackRock Investment Management, LLC	Seeks long-term capital growth.

Transamerica Capital Guardian Value VP***	Capital Guardian Trust Company	Seeks to provide long-term growth of capital and income.

Transamerica Clarion Global Real Estate Securities VP	ING Clarion Real Estate Securities, L.P.	Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

*	Each asset allocation portfolio invests in a combination of underlying Transamerica Series Trust and Transamerica Funds portfolios.

**	In Morningstar’s role as portfolio construction manager, Morningstar makes asset allocation and fund selection decisions for the portfolio.

***	Subject to certain conditions, it is anticipated that this portfolio will be reorganized into Transamerica BlackRock Large Cap Value VP during the 4th quarter of 2009. Please refer to the Transamerica Series Trust prospectus for a complete description of the BlackRock Large Cap Value VP portfolio.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
Transamerica Convertible Securities VP	Transamerica Investment Management, LLC	Seeks maximum total return through a combination of current income and capital appreciation.

Transamerica Efficient Markets VP	AEGON USA Investment Management, Inc.	Seeks capital appreciation while seeking income as a secondary objective.

Transamerica Equity VP	Transamerica Investment Management, LLC	Seeks to maximize long-term growth.

Transamerica Federated Market Opportunity VP	Federated Equity Management Company of Pennsylvania	Seeks total return by investing in securities that have defensive characteristics.

Transamerica Foxhall Global Conservative VP****	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks modest growth and preservation of capital.

Transamerica Foxhall Emerging Markets/Pacific Rim VP****	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.

Transamerica Foxhall Global Growth VP****	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.

Transamerica Foxhall Global Hard Asset VP****	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.

Transamerica Growth Opportunities VP	Transamerica Investment Management LLC	Seeks to maximize long-term growth.

Transamerica Hanlon Balanced VP┴	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks current income and capital appreciation.

Transamerica Hanlon Growth VP┴	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks long-term capital appreciation.

Transamerica Hanlon Growth and Income VP┴	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks capital appreciation and some current income.

****	This portfolio utilizes a tactical asset allocation strategy to seek to achieve its objective by investing in underlying funds consisting of Exchange Traded Funds (“ETF’s) and money market mutual funds. Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes (e.g., equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes. Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

┴	This portfolio utilizes both a tactical asset allocation strategy and a strategic asset allocation strategy to seek to achieve its objective by investing in underlying funds that consist of ETF’s and money market mutual funds. Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes (e.g., equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes. Strategic asset allocation involves a periodic review and rebalancing of a portfolio’s initial asset mix to attempt to maintain the best asset mix for the portfolio to seek to achieve its objective, and the investments are typically longer-tem in nature. Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
Transamerica Hanlon Managed Income VP┴	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks conservative stability.

Transamerica Index 50 VP	AEGON USA Investment Management, LLC	Seeks to balance capital appreciation and income.

Transamerica Index 75 VP	AEGON USA Investment Management, LLC	Seeks capital appreciation as a primary objective and income as a secondary objective.

Transamerica International Moderate Growth VP*	Transamerica Asset Management, Inc.	Seeks capital appreciation with current income as a secondary objective.
Portfolio Construction Consultant:**
Morningstar Associates, LLC

Transamerica JPMorgan Core Bond VP	JPMorgan Investment Management Inc.	Seeks the highest possible current income within the confines of the primary goal of ensuring the protection of capital.

Transamerica JPMorgan Enhanced Index VP	JPMorgan Investment Management Inc.	Seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Composite Stock Price Index.

Transamerica Legg Mason Partners All Cap VP	Clearbridge Advisors, LLC	Seeks capital appreciation.

Transamerica MFS High Yield VP+	MFS® Investment Management	Seeks to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed-income securities, some of which may involve equity features. Capital growth, if any, is a consideration secondary to the objective of high current income.

Transamerica MFS International Equity VP	MFS® Investment Management	Seeks capital growth.

Transamerica Marsico Growth VP	Columbia Management Advisors, LLC	Seeks long-term growth of capital.

┴	This portfolio utilizes both a tactical asset allocation strategy and a strategic asset allocation strategy to seek to achieve its objective by investing in underlying funds that consist of ETF’s and money market mutual funds. Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes (e.g., equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes. Strategic asset allocation involves a periodic review and rebalancing of a portfolio’s initial asset mix to attempt to maintain the best asset mix for the portfolio to seek to achieve its objective, and the investments are typically longer-tem in nature. Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

*	Each asset allocation portfolio invests in a combination of underlying Transamerica Series Trust and Transamerica Funds portfolios.

**	In Morningstar’s role as portfolio construction manager, Morningstar makes asset allocation and fund selection decisions for the portfolio.

+	This portfolio, under normal market conditions, invests at least 80% of its net assets in high-yield, fixed-income securities, which are generally lower rated bonds commonly known as “junk bonds.”

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
Transamerica Money Market VP++	Transamerica Investment Management, LLC	Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.

Transamerica Munder Net50 VP	Munder Capital Management	Seeks long-term capital appreciation.

Transamerica PIMCO Total Return VP	Pacific Investment Management Company LLC	Seeks maximum total return consistent with preservation of capital and prudent investment management.

Transamerica Science & Technology VP	Transamerica Investment Management, LLC	Seeks long-term growth of capital.

Transamerica Small/Mid Cap Value VP	Transamerica Investment Management, LLC	Seeks to maximize total return.

Transamerica T. Rowe Price Equity Income VP	T. Rowe Price Associates, Inc.	Seeks to provide substantial dividend income as well as long-term growth of capital by primarily investing in the dividend-paying common stocks of established companies.

Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Associates, Inc.	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Transamerica Templeton Global VP	Templeton Investment Counsel, LLC Transamerica Investment Management, LLC	Seeks long-term growth of capital.

Transamerica Third Avenue Value VP	Third Avenue Management LLC	Seeks long-term capital appreciation.

Transamerica U.S. Government Securities VP	Transamerica Investment Management, LLC	Seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its net assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.

Transamerica Value Balanced VP	Transamerica Investment Management, LLC	Seeks preservation of capital and competitive investment returns.

Transamerica Van Kampen Large Cap Core VP+++	Morgan Stanley Investment Management, Inc. (doing business as “Van Kampen”)	Seeks capital appreciation.

Transamerica Van Kampen Mid-Cap Growth VP	Van Kampen Asset Management	Seeks capital appreciation.

++	There can be no assurance that the Transamerica Money Market VP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the WRL Transamerica Money Market VP subaccount may become extremely low and possibly negative.

+++	Effective May 1, 2009, Transamerica Capital Guardian U.S. Equity VP of the Series Trust merged into Transamerica Van Kampen Large Cap Core VP. All policyowners invested in Transamerica Capital Guardian U.S. Equity VP, as of close of business on April 30, 2009, were allocated units representing equal value in the Transamerica Van Kampen Large Cap Core VP subaccount.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
FIDELITY FUNDS:

Fidelity VIP Index 500 Portfolio	Fidelity Management & Research Company	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500SM Index.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

AllianceBernstein Balanced Wealth Strategy Portfolio	AllianceBernstein L.P.	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Adviser’s Inc. Administrator: Franklin Templeton Services, LLC (FT Services) w	Seeks capital appreciation with a secondary goal of income.

PROFUNDS:ww

ProFund VP Asia 30	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

ProFund VP Basic Materials	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

ProFund VP Bull	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index SM.

ProFund VP Consumer Services	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index® .

ProFund VP Emerging Markets	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

ProFund VP Europe 30	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

w	In its role as Administrator, FT Services provides certain administrative services and facilities for the fund. FT services also monitors the percentage of the fund’s assets allocated to the underlying funds and seeks to rebalance the fund’s portfolio whenever the percentage of assets allocated to one or more of the funds is below or above 3% of the applicable fixed percentage.

ww	The ProFunds and Access Trust portfolios permit frequent transfers. Frequent transfers may increase portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs. In addition, large movements of assets into and out of a ProFunds or Access Trust portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. See “Disruptive Trading and Market Timing.” Some ProFunds or Access Trust portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in the ProFunds and Access Trust portfolios will bear additional investment risks. See the ProFunds or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust portfolios.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
ProFund VP Falling U.S. Dollar	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index (USDX).

ProFund VP Financials	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

ProFund VP International	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Japan	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average; seeks to provide a return consistent with an investment in the component equities in the Nikkei 225 Stock Average hedged to U.S. Dollars.

ProFund VP Mid-Cap	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index®.

ProFund VP Money Market ±	ProFund Advisors LLC	Seeks a high level of current income consistent with liquidity and preservation of capital.

ProFund VP NASDAQ-100	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

ProFund VP Oil & Gas	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

ProFund VP Pharmaceuticals	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

ProFund VP Precious Metals	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

±	There can be no assurance that the ProFund VP Money Market portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the ProFund VP Money Market subaccount may become extremely low and possibly negative.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
ProFund VP Short Emerging Markets	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

ProFund VP Short International	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Short NASDAQ- 100	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

ProFund VP Short Small-Cap	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

ProFund VP Small-Cap	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

ProFund VP Small-Cap Value	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

ProFund VP Telecommunications	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

ProFund VP UltraSmall-Cap	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

ProFund VP U.S. Government Plus	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Utilities	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Investment Adviser/Sub-
Portfolio	Adviser	Investment Objective
ACCESS TRUST:ww

Access VP High Yield Fundwww	ProFund Advisors LLC	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

ww	The ProFunds and Access Trust portfolios permit frequent transfers. Frequent transfers may increase portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs. In addition, large movements of assets into and out of a ProFunds or Access Trust portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. See “Disruptive Trading and Market Timing.” Some ProFunds or Access Trust portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in the ProFunds and Access Trust portfolios will bear additional investment risks. See the ProFunds or Access Trust prospectus for descriptions of the investment objectives and risks associated with investing in the ProFunds or Access Trust portfolios.

www	Under normal market conditions, this portfolio invests at least 80% of its net assets in credit default swaps and other financial instruments that in combination have economic characteristics similar to the high yield debt (“junk bonds”) market and/or in high yield debt securities.
     Transamerica Asset Management, Inc. (“Transamerica Asset”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve (77%) and AUSA Holding Company (23%), and serves as investment adviser to the Transamerica Series Trust and manages the Transamerica Series Trust in accordance with policies and guidelines established by the Transamerica Series Trust’s Board of Trustees. For certain portfolios, Transamerica Asset has engaged investment sub-advisers to provide portfolio management services. Transamerica Asset and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Transamerica Series Trust prospectuses for more information regarding Transamerica Asset and the investment sub-advisers.
     Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to Transamerica Advisors for investment model creation and maintenance to Transamerica Asset Allocation — Conservative VP, Transamerica Asset Allocation — Moderate VP, Transamerica Asset Allocation — Moderate Growth VP, Transamerica Asset Allocation — Growth VP and Transamerica International Moderate Growth VP of the Transamerica Series Trust. Morningstar will be paid an annual fee for its services. See the Transamerica Series Trust prospectuses for more information regarding Morningstar.
     Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Fund and manages the Fidelity VIP Fund in accordance with policies and guidelines established by the Fidelity VIP Fund’s Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fidelity VIP Fund prospectus for more information regarding FMR and the investment sub-adviser.
     ProFund Advisors LLC (“ProFund Advisors”), located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor and provides management services to all of the ProFunds and Access Trust portfolios. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFunds and Access Trust portfolio in accordance with policies and guidelines established by the ProFunds’ or Access Trust’s Boards of Trustees. ProFund Advisors is a registered investment adviser under the Investment Advisers Act of 1940, as amended. See the ProFunds and Access Trust prospectuses for more information regarding ProFund Advisors.
     AllianceBernstein L.P., located at 1345 Avenue of the Americas, New York, New York 10105 serves as investment adviser to the Alliance Bernstein Variable Products Series Fund, Inc. and manages the AllianceBernstein Balanced Wealth Strategy Portfolio in accordance with the policies and guidelines established by the AllianceBernstein Board of Directors. Please see the prospectus for the portfolio for more information regarding AllianceBernstein L.P.
     Franklin Advisers, L.P. (“Franklin”), located at One Franklin Parkway, San Mateo, California 94403 serves as investment advisor to the Franklin Templeton Variable Insurance Products Trust and manages the Franklin Templeton VIP Founding Funds Allocation Fund. Franklin Templeton Services, LLC (“FT Services”) serves as administrator for the portfolio and provides certain administrative services and facilities for the advisor, and oversees rebalancing of the portfolio’s assets. FT Services will be paid a fee for its services from the portfolio. Franklin oversees the investment and reinvestment of the portfolio’s assets in accordance with policies and guidelines established by the Trust’s Board of Trustees. Please see the portfolio’s prospectus for more information regarding Franklin and FT Services.
Selection of Underlying Portfolios
     The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (For additional information on these arrangements, see “Revenue We Receive.”) We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policyowners. We have included the Transamerica Series Trust portfolios at least in part because they are managed by Transamerica Asset, our directly owned subsidiary.
     You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. Please note: Certain portfolios have similar names; it is important that you state or write the full name of the portfolio to which you wish to direct your allocation request. Failure to do so may result in a delay of the requested allocation amount being credited to the subaccount.
     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
     You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.
     We do not recommend or endorse any particular portfolio and we do not provide investment advice.
Addition, Deletion, or Substitution of Portfolios
     We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
Your Right to Vote Portfolio Shares
     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, as long as such action is required by law.
     Before a vote of a portfolio’s shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your voting instructions to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).
     If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Therefore, because of proportional voting, a small number of policyowners may control the outcome of a vote. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

Charges and Deductions
     This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide under the Policy:	•	the death benefit, cash and loan benefits;

	•	investment options, including premium allocations;

	•	administration of elective options; and

	•	the distribution of reports to owners.

Costs and expenses we incur:	•	costs associated with processing and underwriting applications;

	•	expenses of issuing and administering the Policy (including any Policy riders);

	•	overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

	•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:	•	that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and

	•	that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.
     Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.
Premium Expense Charge
     Before we allocate the net premium payments you make, we will deduct the premium expense charge.

The premium expense charge is equal to:	•	Currently 0% of each premium payments (4% for Policies issued to residents of Puerto Rico).

	•	We reserve the right to increase the premium expense charge to 2.00% in the future. (6.0% for Policies issued to residents of Puerto Rico)

	NOTE:	Some or all of the premium expense charges we deduct are used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes. Although state premium tax rates imposed on us vary from state to state, the premium expense charge we deduct will not vary with the state of residence of the policyowner, except for Puerto Rico, as noted above.

Monthly Deductions
     We take monthly deductions from the cash value on the Policy date and on each Monthiversary before the insured’s attained age 111. We deduct these charges on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because the monthly cost of insurance can vary monthly, the monthly deductions will also vary.

The monthly deductions are equal to:	•	the monthly cost of insurance charge for the Policy; plus

	•	any surcharge associated with flat or table substandard ratings; plus

	•	charges for any optional insurance benefits you add to your Policy by rider.

Cost of Insurance Charge:

	•	We deduct this charge each month. It varies each month and is determined as follows:
1.	reduce the death benefit on the Monthiversary by the cash value on the Monthiversary after it has been allocated among the layers of specified amount in force in the following order: first, initial specified amount, then, each increase in specified amount starting with the oldest increase, then the next oldest, successively, until all cash value has been allocated (the resulting amounts are the net amount at risk for each layer of specified amount);

2.	multiply each layer of net amount at risk provided under 1. (above) by the appropriate monthly cost of insurance rate for that layer; and add the results together.

Optional Insurance Riders:

•	The monthly deductions will include charges for any optional insurance benefits you add to your Policy by rider. There are currently no optional insurance riders available under the Policy.
     To determine the monthly cost of insurance rates, we refer to a schedule of current cost of insurance rates using the insured’s issue age on the Policy date, issue age at the time of any requested increase in specified amount, gender, underwriting class, and the length of time from the Policy date or from the date of any requested increase in specified amount. The factors that affect the net amount at risk for each layer of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time. The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 2001 Standard Ordinary Tobacco and Non-Tobacco

Mortality Tables (“2001 C.S.O. Tables”) and the insured’s attained age, gender, and rate class. For non sub-standard rate classes, these guaranteed rates will never be greater than the rates in the relevant 2001 C.S.O. Tables.
     If you increase the specified amount, different monthly cost of insurance rates may apply to that layer of specified amount, based on the insured’s issue age and underwriting class at the time of the increase, gender, and the length of time since the increase.
     Decreases in specified amount may cause an increase in the rates for the cost of insurance charge. Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and then reduce the initial specified amount.
     The underwriting class of the insured will affect the cost of insurance rates. We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured. We currently place insureds into preferred and standard classes. Some insureds are placed in extra risk factor underwriting classes, which reflect higher mortality risks and will result in higher costs of insurance rates. Examples of reasons an insured may be placed into an extra risk factor underwriting class include, but are not limited to, medical history, avocation, occupation, driving record, or planned future travel (where permitted by state law).
     We may issue certain Policies on a simplified issue, guaranteed issue or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis may cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.
Recovery of Monthly Deductions
     If the net surrender value on any Monthiversary is not sufficient to cover the monthly deductions due on such day, the cash value of the Policy may be negative. This may occur during the grace period. (See “Policy Lapse and Reinstatement” for more information regarding the grace period.) We will accrue any such negative values without any accumulation of interest and require repayment by the owner out of future premiums. If the insured dies before the owner pays the amount due, we will subtract from any death benefit proceeds the amount required to provide insurance to the date the insured died.
Mortality and Expense Risk Charge
     We deduct a daily charge from your Policy’s cash value in each subaccount that, together with other fees and charges, compensates us for services rendered, the expenses expected to be incurred and the risks assumed. This charge is equal to:
•	your Policy’s cash value in each subaccount; multiplied by

•	the daily pro rata portion of the annual mortality and expense risk charge rate.
     The current annual rate for the mortality and expense risk charge is equal to 0.50% of the average daily net assets of each subaccount. We guarantee this charge to be no more than 1.00% annually for all Policy years.
     If this charge, combined with other Policy fees and charges, does not cover our total actual costs for services rendered and expenses incurred, we absorb the loss. Conversely, if these fees and charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges.
Loan Interest Spread
     We currently charge you an effective annual interest rate on a Policy loan of 2.75% (3.0% maximum guaranteed) on each Policy anniversary. We will also credit the amount in the loan reserve account with an effective annual interest rate of 2.0%. After offsetting the 2.0% interest we credit, the net cost of loans currently is 0.75% annually (1.0% maximum guaranteed). After the 10th Policy year, we will apply preferred loan rates charged on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued interest. The current preferred loan effective annual interest rate charged is 2.00% and is guaranteed not to exceed 2.25%. After the insured’s attained age of 111, all loans, new and existing, are considered preferred loans.
Taxes
     We currently do not make any deductions for taxes from the separate account. We may do so in the future to the extent that such taxes are imposed by federal or state agencies.
Rider Charge
•	Living Benefit Rider (an Accelerated Death Benefit). We reduce the single sum benefit by a discount factor to compensate us for expected lost income resulting from the early payment of the death benefit. The discount factor is equal to the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater. For further information about the Living Benefit Rider, including a numerical example showing the calculation of a discounted single sum benefit and the impact of acceleration of a portion of the death benefit available under a Policy on any remaining death benefit and Policy value, please see the “Supplemental Benefit (Rider)” section of this prospectus.
Portfolio Expenses
     The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets.
     Revenue We Receive
     We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:
•	Rule 12b-1 Fees. Our affiliate, Transamerica Capital, Inc. (“TCI”), serves as principal underwriter for the Policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.
•	Administrative, Marketing and Support Service Fees (“Service Fees”). The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from portfolio assets. Policyowners, through their indirect investment in the portfolios, bear the costs of these advisory fees (see the prospectuses for the funds for more information). The amount of the payments we receive is based on a percentage of the assets of the particular fund portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and TCI
Fund	Maximum Fee % of Assets *

Transamerica Series Trust **	—
Fidelity Variable Insurance Products Fund	0.45	%***
ProFunds	0.50%
Access One Trust	0.50%
Franklin Templeton	0.35%
AllianceBernstein	0.25%

*	Payments are based on a percentage of the average assets of each fund portfolio owned by the subaccounts that are available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and/or TCI provide.

**	Because the Transamerica Series Trust is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Transamerica Series Trust portfolios, in terms of our and our affiliates’ overall profitability. During 2008 we received approximately $33.9 million from Transamerica Asset.

***	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.
     Other payments. We and our affiliates, including TCI, InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued or managed by us and our affiliates. These payments may be derived in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from portfolio assets. Policyowners, through their indirect investment in the portfolios, bear the costs of those advisory fees (see the prospectuses for the funds for more information. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.
     For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $4,405 to $35,295 (for a total of $418,058) from the following fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price Associates, Inc.; American Century Investment Management; MFS Investment Management; Transamerica Investment Management, LLC; Pacific Investment Management Company LLC; Jennison Associates; Lehman Brothers; Legg Mason; Alliance Bernstein; Federated Funds; Fidelity Funds; ING Clarion; Merrill Lynch; BlackRock; Columbia Management LLC; JPMorgan Investment Management, Inc.; Oppenheimer Funds; Dreyfus; Evergreen Funds; Franklin Portfolio Associates; Franklin Templeton; Janus Capital; Natixis Asset Management Advisors; Putnam; Schroder; Van Kampen; and Vanguard.
     Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
     Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be profit to us, and may be used for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Policies; and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the fund portfolios.
The Policy
     Depending on the state of issue, your Policy may be an individual Policy or a certificate issued under a group Policy. The Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the Policy issued and the general Policy description contained in this prospectus because of requirements of the state where your Policy is issued. Some of the state specific differences are included in the prospectus, but this prospectus does not include references to all state specific differences. All state specific Policy features will be described in your Policy.

Ownership Rights
     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The principal rights an owner may exercise are:
•	to designate or change beneficiaries before the death of the insured;

•	to receive amounts payable before the death of the insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

•	to change the owner of the Policy; and

•	to change the specified amount or death benefit option type of the Policy.
     No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date we receive it in good order, subject to payment or other action taken by us before it was received.
Modifying the Policy
     Any modifications or waiver of any rights or requirements under the Policy must be in writing in good order, and signed by our president or secretary. No registered representative may bind us by making any promise not contained in the Policy.
Upon notice to you, we may amend the Policy:
•	to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or

•	to assure qualification of the Policy as a life insurance contract under the Internal Revenue Code or to meet applicable requirements of federal or state laws relating to variable life policies; or

•	to reflect a change in the operation of the separate account; or

•	to provide additional subaccounts and/or fixed account options.
     We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.
Purchasing a Policy
     To purchase a Policy, you must submit a completed application (in good order) and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with TCI, the principal underwriter for the Policy, and us. We may require you to pay an initial premium of at least $30,000.
     You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for an insured issue age to 55 is $1,000,000; for an insured issue ages 56 — 85 is $500,000.
     We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is under the age of 25 or over the age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:
•	the date of your application; or
•	the date the insured completes all of the medical tests and examinations that we require.

Tax-Free “Section 1035” Exchanges
     You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy the Policy through an exchange or otherwise).
When Insurance Coverage Takes Effect
     Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of every proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.
     Conditional Insurance Coverage. If you pay the full initial premium and have met all of the requirements listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured may have conditional insurance coverage under the terms of the conditional receipt. The conditional insurance coverage may vary by state and/or underwriting standards. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The aggregate amount of conditional	•	the amounts applied for under all conditional receipts issued by us; or

insurance coverage, if any, is the lesser of:	•	$500,000 of life insurance.

Subject to the conditions and limitations of the conditional receipt, conditional insurance under the terms of the Policy applied for may become effective as of the later of:	•	the date of application; or
	•	the date of the last medical examination, test, and other screenings required by us, if any (the “Effective Date”). Such conditional insurance will take effect as of the Effective Date, as long as all of the following requirements are met:
1.	The person proposed to be insured is found to have been insurable as of the Effective Date, exactly as applied for in accordance with our underwriting rules and standards, without any modifications as to plan, amount, or premium rate;

2.	As of the Effective Date, all statements and answers given in the application must be true;

3.	The payment made with the application must not be less than the full initial premium for the mode of payment chosen in the application and must be received at our mailing address within the lifetime of the proposed insured;

4.	All medical examinations, tests, and other screenings required of the proposed insured by us are completed and the results received at our mailing address within 60 days of the date the application was signed; and

5.	All parts of the application, any supplemental application, questionnaires, addendum and/or amendment to the application are signed and received in good order, at our mailing address.

Any conditional life insurance coverage terminates on the earliest of:	a.	60 days from the date the application was signed;

	b.	the date we either mail notice to the applicant of the rejection of the application and/or mail a refund of any amounts paid with the application;

	c.	when the insurance applied for goes into effect under the terms of the Policy applied for; or

	d.	the date we offer to provide insurance on terms that differ from the insurance for which you have applied.
Special limitations of the conditional receipt:
	•	The conditional receipt is not valid unless:
>	all blanks in the conditional receipt are completed; and

>	the receipt is signed by a registered representative or authorized Company representative.

Other limitations:	•	There is no conditional receipt coverage for riders or any additional benefits, if any, for which you may have applied.

	•	If one or more of the receipt’s conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.

	•	If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage. In that case, Western Reserve’s liability will be limited to returning any payment(s) you have made upon return of this receipt to us.
     Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, the Policy will be issued and full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date (the record date, if Policy is backdated.) Any premium payments we receive before the Policy date (record date, if applicable) will be held in a non-interest bearing suspense account. On the Policy date (or on the record date if your Policy is backdated), the entire amount in the non-interest bearing suspense account will be allocated as follows: (i) to the subaccounts and/or the fixed account as you specified in your application, if your state does not require a full refund of initial premium; or (ii) to the reallocation account, if your state requires us to return your initial premium in the event you exercise your free-look right. (While held in the reallocation account, premium(s) will be credited with interest at the current fixed rate until the reallocation date when they will be allocated to the subaccounts and/or the fixed account as you specified in your application.) Please note: Your premiums are credited on the date the Policy is issued, not the backdated Policy date.

     On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request as follows:

Transaction Type:	Priced when received at our:
payment by check	mailing address, unless other address appears on your billing coupon

transfer request	administrative office

payment by wire transfer	administrative office

electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments	administrative office
We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange (“NYSE”) is open for trading.
Backdating a Policy
     If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, will amend your application. Your premiums, however, will be credited on the date the Policy is issued, not the backdated Policy date.
     Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of a requested increase in specified amount. Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deductions, that is, the cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deductions may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.
Policy Changes After Age 111
     If the Policy is still in force on the Policy anniversary on or following the insured’s 111th birthday, the Policy will continue, with the following changes, unless state law otherwise requires:
•	We will no longer accept any further premium payments;

•	We will no longer deduct the monthly deductions;

•	We will continue to deduct the mortality and expense risk charge, if any;

•	Interest will continue to accrue on any Policy loans, as before, and all loans, new and existing, are considered preferred loans;

•	We will continue to accept Policy loan repayments and loan interest payments; and

•	We will continue to permit Policy loans and withdrawals to be made.
Policy Features
Premiums
Allocating Premiums
     You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:
•	allocation percentages must be in whole numbers;

•	if you select dollar cost averaging, we may require you to have a minimum of $5,000 in each subaccount from which we will make transfers and you may be required to transfer at least a total of $100 monthly;

•	if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and

•	unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value, excluding amounts in the loan reserve, following the allocation would exceed $250,000.
     Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us at our mailing address or calling us at our administrative office at 1-800-851-9777, Monday — Friday, between the hours of 8:30 a.m. — 7:00 p.m. Eastern time. Please note: When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation. Certain subaccounts have similar names; failure to provide the full name may result in a delay of your allocation being credited to the subaccount that you have selected. The change will be effective as of the valuation date on which we receive the change request in good order, at our mailing address or our administrative office. Upon instructions from you, the registered representative of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment.
     Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received at our mailing address, or at the address on your billing coupon (for payments made by check) or at our administrative office (for payments made by wire transfer and through electronic credit and debit transactions), before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.
     You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.
     Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free-look right, we will allocate the initial net premium on the Policy date (or the record date if your Policy is backdated) to the reallocation account (or as otherwise mandated by state law) as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the date we allocate all cash value held in the reallocation account to the fixed account and subaccounts you selected on your application. If your state requires us to return the full premium in the event you exercise your free-look right, the reallocation date stated in your Policy is as long as we estimate your free-look period to last. Please contact your registered representative for details concerning the free-look period for your state.
     On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If, however, you requested dollar cost averaging, then on the reallocation date we will reallocate the cash value either to the fixed account, the WRL Transamerica Money Market VP subaccount or the WRL Transamerica JPMorgan Core Bond VP subaccount (depending on which account or subaccount you selected on your application).
     Please note: For states that do not require a full refund of the initial premium, the reallocation date is the same as the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.
Premium Flexibility
     You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay an initial premium of at least $30,000. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse.

Planned Periodic Payments
     You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.
     Even if you make your planned periodic payments on schedule, your Policy still may lapse. The duration of your Policy depends on the Policy’s net surrender value. If the net surrender value is not high enough to pay the monthly deductions when due, then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).
Premium Limitations
     We may require premium payments to be at least $50 ($1,000 if by wire). We may return premiums less the minimum. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitation, if applicable, by which the Policy qualifies as life insurance under federal tax laws. Your maximum premium limitation can be obtained upon request to us at our mailing address or administrative office. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment, with interest, within 60 days after the end of that Policy year. In addition, we reserve the right to refund a premium or require evidence of insurability if the premium would increase the death benefit by more than the amount of the premium. The guideline premium test has additional premium limitations. We will not accept a payment that will cause the Policy to become a modified endowment contract without your consent. (See “Death Benefit” for more information regarding the guideline premium test.)
Making Premium Payments
     We will consider any payments you make to be premium payments, unless you clearly identify them as loan repayments. We will deduct certain charges from your premium payments. We will accept premium payments by wire transfer. If you wish to make payments by wire transfer, you should contact our administrative office at 1-800-851-9777 for instructions on wiring federal funds to us.
     Tax-Free Exchanges (“1035 Exchanges”). We will accept a portion of or your entire initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.
     Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of our receipt of the proceeds from the 1035 Exchange before we finalize your Policy’s specified amount.
Transfers
General
     You or your registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. You will be bound by any transfers made by your registered representative. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:
•	Each Policy year, the Policy allows a cumulative transfer out of the fixed account of the greater of up to 25% of the amount in the fixed account, or the amount transferred out the previous Policy year. Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year. If we modify or stop this current practice, we will notify you at the time of your transfer.

•	Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value, excluding amounts in the loan reserve, following the transfer would exceed $250,000. This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.

•	You currently may request transfers in writing (in a form we accept) to our mailing address; by fax or by telephone to our administrative office; or electronically through our website (www.westernreserve.com). Please note: Certain subaccounts have similar names; it is important that you state or write the full name of the subaccount when making a transfer request. Failure to do so may result in a delay of your transfer.

•	There is no minimum amount that must be transferred.

•	There is no minimum amount that must remain in a subaccount after a transfer.

•	We consider all transfers made in any one day to be a single transfer.
     We will process any transfer order that is received in good order in writing at our mailing address or by fax or by telephone at our administrative office before the NYSE closes (usually 4:00 p.m. Eastern time), using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.
Disruptive Trading and Market Timing
     The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access Trust subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds and/or Access Trust subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.
     Statement of Policy. This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.
     Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:
(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and
(3)	increased brokerage and administrative expenses.
     These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.
     We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
     Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

     Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policyowners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
     We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing those services.
     In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
     Under our current policies and procedures, we do not:
•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.
     Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
     In the absence of a defensive transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a defensive transfer restriction). As noted above, we do not impose a defensive transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
     Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to deter or detect market timing or disruptive trading by such policyowners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.
     Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
     Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.
     You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund’s portfolios. In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a specific portfolio if the fund identifies you as violating the frequent trading policies that the fund has established for that portfolio.
     If we receive a premium payment from you that you allocate into a fund that has directed us to restrict or prohibit your trades, then we will request new allocation instructions from you and redirect your premium payment to the WRL Transamerica Money Market VP subaccount in the interim. If we receive from you a transfer request into a fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.
     Omnibus Order. Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
     ProFunds and Access Trust Subaccounts. Because the above restrictions do not apply to the ProFunds or Access Trust subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management and increased expenses).
     Telephone, Fax and Online Privileges. Telephone transfer privileges will automatically apply to your Policy unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at our administrative office at 1-800-851-9777, Monday — Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time, or fax your transfer instructions to 1-727-1648 (for all other requests made by facsimile, please use 1-727-299-1620). You also may request transfers electronically through our website, www.westernreserve.com. Please note: When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation. Certain subaccounts have similar names; failure to provide the full names may result in a delay of your allocation being credited to the subaccount that you have selected.

     Please note the following regarding telephone, Internet or fax transfers:
•	We will employ reasonable procedures to confirm that instructions are genuine.

•	If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.

•	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

•	We may also require that you send us the telephone, Internet or fax transfer order in writing.

•	If you do not want the ability to make telephone or Internet transfers, you should notify us in writing at our mailing address.

•	We will not be responsible for same-day processing of transfers if faxed to a number other than 1-727-299-1648 or 1-727-299-1620.

•	We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.
     We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order at our administrative office. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.
     Similarly, online transactions processed via the Internet may not always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your registered representative’s or Western Reserve’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self-service options will be available to your registered representative of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.
Fixed Account Transfers
     Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year. If we change this, we will notify you. This current restriction does not apply if you have selected dollar cost averaging.
     We reserve the right to limit the maximum amount you may transfer from the fixed account to the greater of:
>	25% of the amount in the fixed account; or

>	the amount you transferred from the fixed account in the immediately preceding Policy year.
     We will make the transfer at the end of the valuation date on which we receive the request, in good order, at our administrative office (for telephonic and facsimile transactions), or at our mailing address (for written correspondence). We reserve the right to require that you make the transfer request in writing and that we receive the written transfer request no later than 30 days after a Policy anniversary. Transfers from the fixed account are not available through the Internet. Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value, excluding amounts in the loan reserve, following the transfer would exceed $250,000. This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.
     Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive such written notice.

Conversion Rights
     If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing, and in good order, to our mailing address.
     In the event of a material change in the investment policy of any portfolio, you may transfer all subaccount values to the fixed account without a transfer charge. We must receive your request to transfer all subaccount values to the fixed account within 60 days after the effective date of the change of investment policy or the date you receive notification of such change, whichever is later.
Dollar Cost Averaging
     Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.
     Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL Transamerica Money Market VP subaccount, the WRL Transamerica JPMorgan Core Bond VP subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request (in good order) at our mailing address, provided that we receive the form by the 25th day of the month.

To start dollar cost averaging:	•	You must submit to us at our mailing address a completed form signed by the owner requesting dollar cost averaging;

	•	You may be required to have at least $5,000 in each account from which we will make transfers;

	•	Your total transfers each month under dollar cost averaging may be limited to a minimum of $100; and

	•	Each month, you may not transfer more than one-tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.
     You may request dollar cost averaging at any time. There is no charge for dollar cost averaging.

Dollar cost averaging will terminate if:	•	We receive, in good order, at our mailing address a request to discontinue participation from you, your registered representative or your agent of record;

	•	The value in the accounts from which we make the transfers is depleted;

	•	You elect to participate in the asset rebalancing program; or

	•	You elect to participate in any asset allocation services provided by a third party.
     If you terminate your participation in the dollar cost averaging program, we will stop making dollar cost averaging transfers without a new completed dollar cost averaging request form, signed by the owner. We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program
     We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Asset rebalancing is not available with the fixed account. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.
     You may elect asset rebalancing to occur on a monthly, quarterly, semi-annual or annual basis. Once we receive the asset rebalancing request form at our mailing address, we will change your premium allocation instructions to match your asset rebalancing instructions, and we will implement the asset rebalancing program on the date you indicated. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	•	You must submit to us in good order at our mailing address, a completed asset rebalancing request form signed by the owner; and

	•	You may be required to have a minimum cash value of $5,000 or make a $5,000 initial premium payment.
     There is no charge for the asset rebalancing program.

Asset rebalancing will cease if:	•	you elect to participate in the dollar cost averaging program;

	•	we receive at our mailing address a request to discontinue participation from you, your registered representative or your agent of record;

	•	you make any transfer to or from any subaccount other than under a scheduled rebalancing; or

	•	you elect to participate in any asset allocation services provided by a third party.
     You may start and stop participation in the asset rebalancing program at any time, but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.
Third Party Asset Allocation Services
     We do not offer any asset allocation programs or any investment models for use with your life insurance policy. You may authorize and engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies. Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you is not acting on our behalf, but rather is acting on your behalf. We do not offer advice about how to allocate your cash value under any circumstance. We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.
     Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy. We are not a party to the agreement you have with your investment advisor. You will, however, receive confirmations of transactions that affect your Policy. (Note: If you make withdrawals of cash value to pay advisory fees, then taxes may apply to any such withdrawals and penalties may be assessed on withdrawals made before you attain age 59 1/2.)
     If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent and investment advisor. Alternatively, the investment advisor may compensate the insurance agent from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor. If you are interested in the details about the compensation that your investment advisor and/or your insurance agent receive in connection with your Policy, you should ask them for more details.
     We, or an affiliate of ours, will process the financial transactions placed by your registered insurance agent or investment advisor. We reserve the right to discontinue doing so at any time and for any reason. We may require insurance agents or investment advisors, who are authorized by multiple policyowners to make financial transactions, to enter into an administrative agreement with Western Reserve as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the insurance agent’s or investment advisor’s ability to request financial transactions on your behalf. These limitations, which are discussed in the section above entitled “Transfers—Disruptive Trading and Market Timing,” are intended (i) to minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio or (ii) to comply with specific restrictions or limitations imposed by a portfolio(s) of Western Reserve.
     Please note: Limitations that we may impose on your insurance agent or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on the owner’s own behalf, except as otherwise described in this prospectus.
Policy Values
Cash Value
•	Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans);

•	serves as the starting point for calculating values under a Policy;

•	equals the sum of all values in each subaccount and the fixed account, including any amounts held in the loan reserve account (part of the fixed account) to secure any outstanding Policy loan;

•	is determined on the Policy date and on each valuation date; and

•	has no guaranteed minimum amount and may be more or less than premiums paid.
Net Surrender Value
     The net surrender value is the amount we pay when you surrender your Policy while it is in force. We determine the net surrender value at the end of the valuation period when we receive your written surrender request, in good order, at our mailing address.

Net surrender value on any valuation date equals:	•	the cash value as of such date; minus

	•	any outstanding Policy loan amount; minus

	•	any accrued Policy loan interest.
Subaccount Value
     The cash value in a subaccount is referred to as “subaccount value.” At the end of any valuation period, the subaccount value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount on any valuation date equals:	•	the initial units purchased at unit value on the policy date, or reallocation date, if different; plus

	•	units purchased with additional net premium(s); plus

	•	units purchased through transfers from another subaccount or the fixed account; minus

	•	units redeemed to pay for monthly deductions; minus

•	units redeemed to pay for cash withdrawals; minus

•	units redeemed as part of a transfer to another subaccount, the loan reserve account or the fixed account.
     Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received: (i) at our mailing address (for written requests and payments); (ii) at our administrative office (for requests by fax or by telephone, or for payments made through electronic credit and debit transactions); or (iii) electronically through our website.
Subaccount Unit Value
     The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value at the inception of each class of units of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value of any subaccount at the end of a valuation period is calculated as:	•	the total value of the portfolio shares held in the subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period. This value is determined by multiplying the number of portfolio shares owned by the subaccount by the portfolio’s net asset value per share determined at the end of the valuation period; minus

	•	a charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the mortality and expense risk charge; minus

	•	the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by

	•	the number of outstanding units in the subaccount before the purchase or redemption of any units on that date.
     The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.
Fixed Account Value
     On the Policy date, or the reallocation date, if different, the fixed account value is equal to the cash value allocated to the fixed account.

The fixed account value at the end of any valuation period is equal to:	•	the sum of net premium(s) allocated to the fixed account; plus

	•	any amounts transferred from a subaccount to the fixed account (including amounts transferred to the loan reserve account); plus

	•	total interest credited to the fixed account; minus

	•	amounts charged to pay for monthly deductions; minus

	•	amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; minus

•	amounts transferred from the fixed account (including amounts transferred from the loan reserve account) to a subaccount.
Death Benefit
Death Benefit Proceeds
     Provided that the Policy is in force, we will determine the amount of and pay the death benefit proceeds on an individual Policy upon receipt, in good order at our administrative office, of satisfactory proof of the insured’s death, plus written direction (from each eligible recipient of death benefit proceeds) regarding distribution of the death benefit payment, and any other documents, forms and information we need. We may require that the Policy be returned. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

Death benefit proceeds equal:	•	the death benefit (described below); minus

	•	any monthly deductions due during the grace period (if applicable); minus

	•	any outstanding loan amount and accrued loan interest.
     We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured’s age or gender.
Death Benefit
     The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. If you do not choose a death benefit option in your application, the Option A death benefit option will automatically be in effect. No matter which death benefit option you choose, we guarantee that, as long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured’s death.
     The Policy is intended to qualify under Internal Revenue Code Section 7702 as a life insurance policy for federal tax purposes. The death benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.
     To the extent the death benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly deductions or supplemental benefits that are consistent with such an increase. Adjustments will be reflected in the monthly deductions.
     Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets the “guideline premium test (GLPT)”. The GLPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the death benefit be at least a certain percentage (varying each year by age of the insured) of the cash value.

Death Benefit Option A equals the greatest of:	1.	the current specified amount; or

	2.	a specified percentage called the “limitation percentage,” as shown on your Policy’s schedule page, multiplied by the cash value on the insured’s date of death; or

	3.	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

     Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.
     The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

Attained Age	Limitation Percentage
40 and under	250%
41 to 45	250% minus 7% for each age over age 40
46 to 50	215% minus 6% for each age over age 45
51 to 55	185% minus 7% for each age over age 50
56 to 60	150% minus 4% for each age over age 55
61 to 65	130% minus 2% for each age over age 60
66 to 70	120% minus 1% for each age over age 65
71 to 75	115% minus 2% for each age over age 70
76 to 90	105%
91 to 95	105% minus 1% for each age over age 90
96 to 99	100%
100 and older	101%
     If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as “in the corridor.” An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.
     Option A Illustration. Assume that the insured’s attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $2,000,000 specified amount will generally pay $2,000,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $800,000, the death benefit will exceed the $2,000,000 specified amount. (The figure $800,000 is derived by solving for cash value in the following calculation: 2,000,000 = 250% multiplied by cash value.) Each additional dollar added to the cash value above $800,000 will increase the death benefit by $2.50.
     Similarly, as long as the cash value exceeds $800,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, then the death benefit will equal the specified amount of the Policy.

Death Benefit Option B equals the greatest of:	1.	the current specified amount; plus the cash value on the insured’s date of death; or

	2.	the limitation percentage, as shown on your Policy’s schedule page, multiplied by the cash value on the insured’s date of death; or

	3.	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
     Under Option B, the death benefit always varies as the cash value varies.
     Option B Illustration. Assume that the insured’s attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $2,000,000 will generally pay a death benefit of $2,000,000 plus cash value. Thus, a Policy with a cash value of $100,000 will have a death benefit of $2,100,000 ($2,000,000 + $100,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $1,333,333, the death benefit will be greater than the specified amount plus cash value. The figure of $1,333,333 is derived by solving for cash value in the calculation 250% multiplied by cash value equals $2,000,000 plus cash value: 250% of $1,333,333 equals $2,000,000 + $1,333,333. Each additional dollar of cash value above $1,333,333 will increase the death benefit by $2.50.

     Similarly, any time cash value exceeds $1,333,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Death Benefit Option C equals the greatest of:	1.	death benefit Option A; or

	2.	the current specified amount, multiplied by an age-based “factor” equal to the lesser of
•	1.0; or

•	0.04 multiplied by (95 minus insured’s attained age at death) (the “factor” will never be less than zero); plus the cash value on the insured’s date of death; or

3.	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.
     Under Option C, the death benefit varies with the cash value and the insured’s attained age.
     Option C—Three Illustrations.
     1. Assume that the insured is under age 40 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $2,000,000 and with a cash value of $100,000 will have a death benefit of $2,100,000 ($2,000,000 x the minimum of (1.0 and (0.04 x (95-40))) + $100,000). Until the insured attains age 71, this benefit is the same as the Option B benefit.
     2. Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $2,000,000 and with a cash value of $500,000 will have a death benefit of $2,100,000 ($2,000,000 x the minimum of (1.0 and (0.04 x (95-75))) + $500,000).
     3. Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $2,000,000 and with a cash value of $300,000 will have a death benefit equal to the specified amount of $2,000,000, since the calculation of $2,000,000 times the minimum of (1.0 and (0.04 x (95-75))) plus $300,000 is less than the specified amount.
Death Benefit After Age 111
     If the Policy is still in force on the Policy anniversary on or following the insured’s 111th birthday, then the Policy will continue and the death benefit payable will continue to be calculated in accordance with the death benefit option then in effect.
Effect of Cash Withdrawals on the Death Benefit
     If you choose Option A, or if you choose Option C and the insured’s attained age is 71 or greater, then a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. For a description of the effect of cash withdrawals on the death benefit option that you select, please refer to the section entitled “Surrenders and Cash Withdrawals — Cash Withdrawal Conditions” in this prospectus.
Choosing Death Benefit Options
     You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay. If you do not select a death benefit option on your application, then Option A will become the death benefit option for your Policy, by default.
     You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.
Changing the Death Benefit Option
     After the third Policy year, you may change your death benefit option once each Policy year. We will notify you of the new specified amount.
•	You must send your written request in good order to our mailing address.

•	The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.

•	You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.

•	You may not change the death benefit option after the insured attains age 95.

•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy’s death benefit option.
Increasing/Decreasing the Specified Amount
     You may increase the specified amount once each Policy year if you have not already decreased the specified amount in that year. After the Policy has been in force for three years, you may decrease the specified amount once each Policy year if you have not already increased the specified amount in that year. An increase or decrease in the specified amount will affect your cost of insurance charge and may have adverse federal tax consequences.
     You should consult a tax advisor before increasing or decreasing your Policy’s specified amount.

Conditions for and impact of decreasing the specified amount:	•	You must send your written request to our mailing address;

	•	Decreases are only allowed after the third Policy year;

	•	You may not increase and decrease your specified amount in the same Policy year.

	•	You may not decrease your specified amount lower than the minimum specified amount shown on your Policy schedule page;

	•	You may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code;

	•	Until the Policy anniversary on or following the insured’s 65th birthday, we may limit the amount of decrease to no more than 20% of the then current specified amount; and

	•	A decrease in specified amount will take effect on the Monthiversary on or after we receive your written request in good order at our mailing address.

Conditions for and impact of increasing the specified amount:	•	We will accept requests for increases in specified amount on any Monthiversary before the insured’s 86th birthday;

	•	Your request must be in good order and applied for on a supplemental application, and include evidence of insurability satisfactory to us;

	•	A requested increase in specified amount requires our approval and will take effect on the Monthiversary on or after the day we approve your request;

•	We may require your requested increase in specified amount to be at least $10,000; and

•	You may not decrease and increase your specified amount in the same Policy year.
Payment Options
     There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under “Settlement Options.”
Surrenders and Cash Withdrawals
Surrenders
     You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our mailing address. Written requests to surrender a Policy that are received in good order at our mailing address before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern time). If we receive the written request after the NYSE closes, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE.
     The insured must be alive, and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request, in good order, at our mailing address. Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. See “Settlement Options” for more information about the settlement options available under the Policy. A surrender may have tax consequences. See “Federal Income Tax Considerations.” Please note: All surrender requests must be submitted in good order to avoid a delay in processing your request.
Cash Withdrawals
     After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

Cash withdrawal conditions:	•	You must send your written cash withdrawal request with an original signature to our mailing address. If your withdrawal request is less than $500,000, then you may fax it to us at 1-727-299-1620.

	•	During Policy years 2-5, the amount of the withdrawal may be limited to a minimum of $500 and to a maximum of the net surrender value minus $10,000. After the 5th Policy year, the amount of a withdrawal may be limited to no less than $500 and to no more than the net surrender value, minus $500.

	•	You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set forth in the Policy.

	•	You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, then we will take the withdrawal from each account in accordance with your current premium allocation instructions.

	•	We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request in good order at our mailing address.

•	You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue Code.

•	A cash withdrawal may have tax consequences.

     Note: All cash withdrawal requests must be submitted in good order to avoid a delay in processing your request. A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and, in most cases, will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect or when death benefit Option C is in effect and the insured’s attained age is 71 or greater, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.
     When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your cash withdrawal or complete surrender payment, we will deduct that charge from the payment. We currently charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service. You can obtain further information about these charges by contacting us at our administrative office or mailing address.
Canceling a Policy
     You may cancel a Policy for a refund during the “free-look period” by returning it, with a written request to cancel the Policy, to our administrative office or mailing address, to one of our branch offices, or to the registered representative who sold you the Policy. The “free-look” period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the “free-look period,” we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the written request and returned Policy at our administrative office or mailing address. If your state requires us to allocate premium according to a policyowner’s instructions during the “free-look” period, then the amount of the refund will be:
•	your cash value in the subaccounts and the fixed account on the date the written request and Policy are received, in good order, at our administrative office or mailing address; plus

•	any charges and taxes we deduct from your premiums; plus

•	any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account.
     Some states may require us to refund all of the premiums you paid for the Policy. (See “Policy Features — Premium — Allocating Premiums — Reallocation Account.”)
Signature Guarantees
     Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person’s money by forging a signature on a written request for the disbursement of funds.
     As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:
•	all requests for disbursements (i.e., cash withdrawals and surrenders) of $500,000 or more;

•	any disbursement request made on or within 10 days of our receipt of a request to change the address of record for an owner’s account; and

•	any disbursement request when Western Reserve has been directed to send proceeds to a different address from the address of record for that owner’s account. Please note: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.
     An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:
•	national and state banks;

•	savings banks and savings and loan associations;

•	securities brokers and dealers; and

•	credit unions.

     The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.
Loans
General
     After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See “Federal Income Tax Considerations.”

Policy loans are subject to certain conditions:	•	we may require you to borrow at least $500; and

	•	the maximum amount you may borrow is 90% of the net surrender value minus loan interest that will accrue prior to the next Policy anniversary.
     When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve account. The loan reserve account is the portion of the fixed account to which amounts are transferred as collateral for a Policy loan.
     We normally pay the amount of the loan within seven days after we receive a loan request, in good order, at our mailing address (or, in limited circumstances described below, by telephone or fax at our administrative office). We may postpone payment of loans under certain conditions.
     You may request a loan by telephone by calling us at our administrative office at 1-800-851-9777, Monday - Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request or require a signature guarantee. If you do not want the ability to request a loan by telephone, you should notify us in writing at our mailing address. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine. (Note: All loan requests must be submitted in good order to avoid a delay in processing your request.)
     If your loan request is less than $500,000, then you may fax it to us at 1-727-299-1620. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.
     You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our mailing address and will be credited as of the date received. We will consider any payments you make on the Policy to be premium payments unless the payments are clearly identified as loan repayments. Because we do not apply the premium expense charge to loan repayments, it is very important that you indicate clearly if your payment is intended to repay all or part of a loan.
     At each Policy anniversary, we will compare the outstanding loan amount, including accrued loan interest, to the amount in the loan reserve account. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount, including accrued loan interest, exceeds the amount in the loan reserve account, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve account, in the same manner as when a loan is made. If the amount in the loan reserve account exceeds the amount of the outstanding loan, including accrued loan interest, we will withdraw the difference from the loan reserve account and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged
     We currently charge you an effective annual interest rate on a Policy loan of up to 2.75% (3.0% maximum guaranteed) on each Policy anniversary. We will also credit the amount in the loan reserve account with an effective annual interest rate of 2.0%. After offsetting the 2.0% interest we credit, the net cost of loans currently is 0.75% annually (1.0% maximum guaranteed). After the 10th Policy year, we will apply preferred loan charged rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued loan interest. The current preferred loan effective annual interest rate charged is 2.00% and is guaranteed not to exceed 2.25%. On and after the insured’s attained age 111, all loans, new and existing, are considered preferred loans.
Loan Reserve Account Interest Rate Credited
     We will credit the amount in the loan reserve account with interest at an effective annual rate of 2.0%.
Effect of Policy Loans
     A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount, including accrued loan interest. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold a loan reserve equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount is not affected by the separate account’s investment performance and may not be credited with the interest rates accruing on the unloaned portion of cash value in the fixed account. Amounts transferred from the separate account to the loan reserve will reduce the value in the separate account and we will credit such amounts with an interest rate of 2.0% rather than a rate of return reflecting the investment results of the separate account.
     We also currently charge interest on Policy loans at an effective annual rate of up to 2.75%. Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.
     There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.
     We will notify you (and any assignee of record) if a loan causes your net surrender value to reach zero. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.
Policy Lapse and Reinstatement
Lapse
     Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is a possibility that your Policy will lose value and lapse. Your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans, accrued loan interest, and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below, to offset the cost of the monthly deductions.
     If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. We pay the death benefit proceeds if an insured dies during the grace period. If we do not receive the specified minimum payment by the end of the grace period, then all coverage under the Policy will terminate without value.
Reinstatement
     We may reinstate a lapsed Policy within five years after the lapse. To reinstate the Policy you must:
•	submit a written application for reinstatement to our mailing address;

•	provide evidence of insurability satisfactory to us;

•	pay an amount sufficient to provide a net premium equal to any uncollected monthly deductions due up to the time of termination, plus two monthly deductions due in advance at the time of reinstatement.
     The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, plus any net premiums you pay at reinstatement, minus one monthly deduction. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement. We will not reinstate indebtedness (i.e., outstanding loans plus any accrued interest at the time your Policy lapsed).
Federal Income Tax Considerations
     The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.
Tax Status of the Policy
     A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the “Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should generally satisfy the applicable Code requirements.
     In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. We believe that the Policy does not give you investment control over separate account assets.
     In addition, the Code requires that the investments of the separate account be “adequately diversified” in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.
     The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.
Tax Treatment of Policy Benefits
     In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702. Section 7702 affects the taxation of life insurance policies and places limits on the relationship of the cash value to the death benefit. As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the IRS on the issue, we believe that providing an amount at risk after age 99 in the manner provided should be sufficient to maintain the excludability of the death benefit after age 99. However, lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in cash value should generally not be taxable until received by you or your designee. However, if your Policy is a modified endowment contract you may be taxed when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary’s circumstances. A tax advisor should be consulted on these consequences.
     Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract” (“MEC”). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of outstanding indebtedness will be used to determine the amount distributed and will be taxed accordingly.

     Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. Due to the Policy’s flexibility, each Policy’s circumstances will determine whether the Policy is classified as a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.
     Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your registered representative will be notified. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC (if returned prior to crediting the premium or it will be returned, with interest, within 60 days of year end if the premium has been credited).
     Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a distribution, loan, pledge or assignment occurs.
     Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:
•	All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner’s investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

•	Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be treated as distributions and considered taxable.

•	A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

•	If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.
     Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

     Policy Loans. Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding at and beyond the insured’s attained age 111, and with preferred loan rates, are less clear and a tax advisor should be consulted about such loans.
     Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.
     Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.
     Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from Pension Plans and 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, U.S. persons may not elect out of withholding. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally not subject to withholding.
     Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any such arrangement, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance. In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and life insurance used in split-dollar arrangements. The IRS has recently issued new guidance regarding concerns in the use of life insurance in employee welfare benefit plans, including, but not limited to, the deduction of employer contributions and the status of such plans as listed transactions. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor. Recent legislation under Section 101(j) of the Internal Revenue Code has imposed notice, consent and other provisions on policies owned by employers and certain of their affiliates, owners and employees in order to receive death benefits tax-free and added additional tax reporting requirements.
     Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.
     Living Benefit Rider (an Accelerated Death Benefit). We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.
     Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.
     Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.
     Special Rules for Pension Plans and Section 403(b) Arrangements. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

     Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.
Other Policy Information
Settlement Options
     If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.
     Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured’s date of death.
     Under any settlement option, the dollar amount of each payment will depend on four things:
•	the amount of the surrender on the surrender date or death benefit proceeds on the insured’s date of death;

•	the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 2.0%);

•	the mortality tables we use; and

•	the specific payment option(s) you choose.

Option 1—Equal Monthly Installments for a Fixed Period	•	We will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 240 months.

	•	We will stop making payments once we have made all the payments for the period selected.

Option 2—Equal Monthly Installments for Life (Life Income)	At your or the beneficiary’s direction, we will make equal monthly installments:

	•	only for the life of the payee, at the end of which payments will end; or

	•	for the longer of the payee’s life, or for 10 years if the payee dies before the end of the first 10 years of payments; or

	•	for the longer of the payee’s life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3—Equal Monthly Installments for the Life of the Payee and then to a Designated Survivor (Joint and Survivor)	•	We will make equal monthly payments during the joint lifetime of two persons, first to a chosen payee, and then to a co-payee, if living, upon the death of the payee.

	•	Payments to the co-payee, if living, upon the payee’s death will equal either:
>	the full amount paid to the payee before the payee’s death; or

>	two-thirds of the amount paid to the payee before the payee’s death.
•	All payments will cease upon the death of the co-payee.

Retained Asset Accounts
     When a death benefit is paid in a lump sum and is $15,000 or greater, your beneficiary may elect to have the death benefit deposited into an interest-bearing account, called the Assurance Plus Account, with the Northern Trust Company. We will send the beneficiary a “checkbook,” and the beneficiary will have access to the account simply by writing a “draft” for all or part of the amount of the death benefit. Upon receipt of the “draft” by the bank, the bank will draw down the amount you requested from our general account. The Assurance Plus Account is part of our general account. It is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We may make a profit on all amounts left in the Assurance Plus Account. (The Assurance Plus Account is not available in all states.
Payments We Make
     We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if:
•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

•	the SEC permits, by an order, the postponement for the protection of policyowners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.
     If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.
     If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.
Split Dollar Arrangements
     You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.
     For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee’s beneficiary would receive the balance of the proceeds.
     No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our mailing address. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.
     On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, as long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
     In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department issued final regulations that would significantly affect the tax treatment of such arrangements. The IRS guidance and the final regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.
Policy Termination
Your Policy will terminate on the earliest of:

•	the date the insured dies; or

•	the end of the grace period; or

•	the date the Policy is surrendered.
Assignment of the Policy
You may assign the contract by giving us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that the assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.
Supplemental Benefit (Rider)
     The following supplemental benefit (rider) is available and may be issued automatically on a Policy. We do not assess an administrative charge for this rider. We will reduce the single-sum benefit by a discount factor, however, to compensate us for expected lost income as a result of early payment of the death benefit. The rider available with the Policies does not build cash value. This rider may not be available in all states; certain benefits and features may vary by state; and it may be available under a different name in some states. Adding this supplemental benefit to an existing Policy, or canceling it, may have tax consequences. You should consult a tax advisor before doing so.
Living Benefit Rider (an Accelerated Death Benefit)
     This rider allows us to pay all or a portion of the death benefit once we receive proof (in good order) at our administrative office that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured’s life expectancy.
     We will pay a “single-sum benefit” equal to:
•	the death benefit on the date we pay the single-sum benefit; multiplied by

•	the percentage of the death benefit you elect to receive (“election percentage”); divided by

•	1 + i (“i” equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater) (“discount factor”); minus

•	any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.
     The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:
•	the death benefit available under the Policy once we receive satisfactory proof that the insured is ill.

     A single-sum benefit may not be greater than $500,000.
     The election percentage is a percentage that you select. It may not be greater than 100%.
     We will not pay a benefit under the rider if the insured’s terminal condition results from self-inflicted injuries that occur during the period specified in your Policy’s suicide provision.
     The rider terminates at the earliest of:
•	the date the Policy terminates;
•	the date a settlement option takes effect;
•	the date we pay a single-sum benefit; or
•	the date you terminate the rider.
     We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for expected lost income due to the early payment of the death benefit. This rider may not be available in all states, or its terms may vary depending on a state’s insurance law requirements.
     For example, suppose before the owner elects the single sum benefit, a Policy has a $1,000,000 death benefit and a $10,000 loan balance. Suppose that the current yield on 90-day Treasury bills is 6.00% and the Policy loan interest rate is 2.75%. Because the greater of these is 6%, that is the interest rate that will be used to discount the single sum benefit. The owner elects to accelerate 50% of the death benefit, so the single sum benefit equals $466,698, which is [($1,000,000 x 0.50/ 1.06) – ($10,000 x 0.50)]. After the acceleration, the remaining death benefit is $500,000, which is 50% of $1,000,000, and all Policy values will be reduced by 50%.
     The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.
Additional Information
Sending Form and Written Requests in
     We cannot process your instructions to process a transaction relating to the policy until we have received your instructions in good order at our mailing address. “Good order” means the actual receipt by us of the instructions relating to a transaction in writing—or, when appropriate, by telephone or facsimile, or electronically—along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) we require in order to effect the transaction. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.
Sale of the Policies
     Distribution and Principal Underwriting Agreement. Our affiliate, TCI, serves as principal underwriter for the Policies. We entered into a principal underwriting and distribution agreement with TCI for the distribution and sale of the Policies. We reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies.
     Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are/is also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sales of the Policies.
     A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

     If you are purchasing the product through an investment advisor, you would be responsible for paying (to the advisory firm) any additional advisory fee charged under the investment advisory agreement that you have with your investment advisor.
     To the extent permitted by FINRA rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms, and their sales representatives, These arrangements are described further below.
     The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
     Special Compensation that We Pay to Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.
     Western Reserve’s two main distribution channels are ISI and WGS, both affiliates, who sell Western Reserve products.
     Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Policy.
     Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans or loan guaranties to assist a firm or representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.
     In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI. ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.
     Additional Compensation that We Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.
     Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $950 to $ 20,000 in 2008 for the sales of the Western Reserve’s insurance products.

     During 2008, we had entered into “preferred product” arrangements with ISI, WGS, Broker Dealer Financial Services, Inc., Coordinated Capital Securities, Inc., First Founder Securities, Inc., Girard Securities, Inc., H. Beck, Inc., Harbour Investments, Inc., IMS Securities, Inc., Next Financial Group, Inc., Packerland Brokerage Services, Inc., Summit Brokerage Services, Inc., and Workman Securities Corporation. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Aggregate Amount
Name of Firm	Paid During 2008
Broker Dealer Financial Services Corp	$3,250
Coordinated Capital Securities, Inc.	$2,000
First Founders Securities, Inc.	$10,000
Girard Securities, Inc.	$14,000
H. Beck, Inc.	$18,000
Harbour Investments, Inc.	$10,000
IMS Securities, Inc.	$950
Next Financial Group, Inc.	$20,000
Packerland Brokerage Services, Inc.	$3,500
Summit Brokerage Services, Inc.	$5,000
Workman Securities Corporation	$10,000
     No specific charge is assessed directly to policyowners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.
     You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.
Legal Proceedings
     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the Policy.
Financial Statements
     The financial statements of Western Reserve and the separate account are included in the SAI.
     Table of Contents of the Statement of Additional Information

Glossary
The Policy — General Provisions
Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding

Additional Information
Additional Information about Western Reserve and the Separate Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Report to Owners
Records
Independent Registered Public Accounting Firm
Experts
Financial Statements
Underwriters
Underwriting Standards
IMSA
Performance Data
Other Performance Data in Advertising Sales Literature
Western Reserve’s Published Ratings
Index to Financial Statements
Western Reserve Life Assurance Co. of Ohio

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office	Our administrative office address is P.O. Box 9008, Clearwater, Florida, 33758-9008. Our street address is 570 Carillon Parkway, St. Petersburg, Florida, 33716. Our phone number is 1-800-851-9777; our facsimile numbers are 1-727-299-1648 (for transfers only); and 1-727-299-1620 (for all other requests). Our administrative office serves as the recipient of all website (www.westernreserve.com), telephonic and facsimile transactions, including, but not limited to transfer requests and premium payments made by wire transfer and through electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments) and Claims forms. Our hours are Monday — Friday from 8:30 a.m. — 7:00 p.m. Eastern time. Please do not send any checks, or non-claims-related correspondence or notices to this office; send them to the mailing address.

attained age	The issue age of the person insured, plus the number of completed years since the Policy date (for the initial specified amount) or since the date of each increase in specified amount.

beneficiary(ies)	The person or persons you select to receive the death benefit proceeds from the Policy. You name the primary beneficiary and contingent beneficiaries.

cash value	At the end of any valuation period, the sum of your Policy’s value in the subaccounts and the fixed account. If there is a Policy loan outstanding, then the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds	The amount we will pay to the beneficiary(ies) on the insured’s death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, including any accrued loan interest, and any due and unpaid monthly deductions.

fixed account	An allocation option other than the separate account to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. The fixed account is part of our general account.

free-look period	The period during which you may return the Policy and receive a refund as described in the prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts.

good order	An instruction that is received by the Company that is sufficiently complete and clear along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a loan request, a request to surrender your Policy, a fund transfer request, or a death benefit claim must be in good order.

indebtedness	Outstanding loans plus any accrued interest at the time your Policy lapsed.

in force	While coverage under the Policy is active and the insured’s life remains insured.

initial premium	The amount you must pay before insurance coverage begins under the Policy. The initial premium is shown on the schedule pages of your Policy.

insured	The person whose life is insured by the Policy.

issue age	The insured’s age on his or her birthday on or before the Policy date. When you increase the Policy’s specified amount of insurance coverage, the issue age for the new layer of specified amount coverage is the insured’s age on his or her birthday on or before the date that the increase in specified amount takes effect. This age may be different from the attained age on other layers of specified amount coverage.

lapse	When life insurance coverage ends and the Policy terminates because you do not have enough cash value in the Policy to pay the monthly deductions and any outstanding loan amount, including accrued loan interest, and you have not made a sufficient payment by the end of a grace period.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

mailing address	Our mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa, 52499. All premium payments, loan repayments made by check, and non-claim related correspondence and notices must be sent to this address.

Monthiversary	This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deductions	The monthly cost of insurance, plus the portion of the monthly deduction for benefits provided by optional riders attached to the Policy, if any, which are deducted from the Policy’s cash value on each Monthiversary.

mortality and expense risk charge	This charge is a daily deduction from each subaccount that is taken before determining the unit value of that subaccount.

net premium	The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge.

net surrender value	The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value minus any outstanding loan amount and accrued loan interest.

NYSE	The New York Stock Exchange.

planned periodic premium	A premium payment you make in a level amount at a fixed interval over a specified period of time.

Policy	The WRL Evolution variable life insurance policy without any supplemental riders (benefits).

Policy date	The date when our underwriting process is complete, full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to take the monthly deductions. If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premiums	All payments you make under the Policy other than loan repayments.

premium expense charge	The charge that is deducted from each premium payment before determining the net premium that will be credited to the cash value.

reallocation account	That portion of the fixed account where we hold the net premium(s) until the reallocation date.

reallocation date	The date we reallocate all cash value held in the reallocation account to the fixed account and/or subaccounts you selected on your application. We place your net premium in the reallocation account (or as mandated by state law) only if your state requires us to return the full premium in the event you exercise your free-look right. In those states, the reallocation date stated in your policy is as long as we estimate your free look period to last. In all other states, the reallocation date is the later of the policy date or the record date.

record date	The date we record your Policy on our books. The record date is generally the Policy date, unless the Policy is backdated.

separate account	The WRL Series Life Account G is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount	The initial specified amount of life insurance that you have selected is shown on the Policy’s schedule pages that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Policy’s specified amount. Other events such as a request to increase or decrease the specified amount, change in death benefit option or a cash withdrawal (if you choose death benefit Option A or if you choose death benefit Option C and the insured is attained age 71 or greater) may also affect the specified amount in force.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

termination	When the insured’s life is no longer insured under the Policy or any rider, and the Policy or any rider is no longer in force.

valuation date	Each day the New York Stock Exchange is open for normal trading. Western Reserve is open for business whenever the New York Stock Exchange is open.

valuation period	The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our (Western Reserve)	Western Reserve Life Assurance Co. of Ohio.

written notice	The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete and in good order, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our mailing address.

you, your (owner or policyowner)	The person entitled to exercise all rights as owner under the Policy.

Appendix A
Illustrations
     The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 10%. The tables illustrate Policy value that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 10%, but fluctuated over and under those averages throughout the years shown.
     We based the illustration on page 62 on a Policy for an insured who is a 55-year-old male in the Preferred Elite non-tobacco rate class (the “representative insured”), annual premium paid on the first day of the first four Policy years of $132,000 with no premium paid thereafter, a $2,000,000 initial specified amount and death benefit Option A. The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates for the representative insured. Generally, the cost of insurance rises with advancing age.
     The illustration for the representative insured on page 63 is based on the same factors as those on page 62, except the cost of insurance charges are based on the guaranteed cost of insurance rates and expenses (based on the Commissioners 2001 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables).
     The amounts shown in the illustrations for the death benefits, cash values and net surrender values take into account the amount and timing of all Policy, subaccount and portfolio fees assessed under the Policy. The current illustration uses the current charges, and the guaranteed illustration uses the guaranteed charges. These charges are:
(1)	the daily charge for assuming mortality and expense risks assessed against each subaccount. This charge is currently equivalent to an annual charge of 0.50% of the average net assets of the subaccounts. We guarantee this charge will not be more than 1.00%.
(2)	estimated daily expenses equivalent to an effective arithmetic average annual expense level of 1.46% of the portfolios’ gross average daily net assets. The 1.46% gross average portfolio expense level assumes an equal allocation of amounts among the 73 subaccounts available to new investors. We used annualized actual audited expenses incurred during 2008 for the portfolios to calculate the gross average annual expense level; and
(3)	the premium expense charge (0% Current; 2% Guaranteed) of all premium payments.
     The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Tax charges that may be attributable to the separate account are not reflected because we are not currently making such charges. If tax charges are deducted in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 10% or cover any tax charges to produce after tax returns of 0%, 6% or 10%. Your actual rates of return for a particular Policy likely will be more or less than the hypothetical investment rates of return. The actual return on your cash value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy’s monthly charges and other charges, the portfolios’ expense ratios, and your loan and withdrawal history, in addition to the actual investment experience of the portfolios.
     We will furnish the owner, upon request, a personalized illustration reflecting the proposed insured’s age, gender, risk classification and desired Policy features. Contact your registered representative or our administrative office. (See prospectus back cover — Inquiries.)

WRL EVOLUTION
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
MALE ISSUE AGE 55

Specified Amount $2,000,000	Preferred Elite Class (Non-Smoker)
Annual Premium $132,000 for 4 years	Option Type A
Using Current Cost of Insurance Rates

	DEATH BENEFIT			CASH VALUE
	Assuming Hypothetical Gross and Net Annual Investment Return of			Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy	0% (Gross)	6% (Gross)	10% (Gross)	0% (Gross)	6% (Gross)	10% (Gross)
Year	-1.23% (Net)	4.77% (Net)	8.77% (Net)	-1.23% (Net)	4.77% (Net)	8.77% (Net)
1	2,000,000	2,000,000	2,000,000	127,792	135,653	140,894
2	2,000,000	2,000,000	2,000,000	252,680	276,402	292,743
3	2,000,000	2,000,000	2,000,000	374,857	422,639	456,651
4	2,000,000	2,000,000	2,000,000	494,520	574,791	633,840
5	2,000,000	2,000,000	2,000,000	481,675	595,185	682,237
6	2,000,000	2,000,000	2,000,000	468,229	615,765	734,080
7	2,000,000	2,000,000	2,000,000	453,947	636,353	789,530
8	2,000,000	2,000,000	2,000,000	438,694	656,861	848,877
9	2,000,000	2,000,000	2,000,000	422,402	677,267	912,514
10	2,000,000	2,000,000	2,000,000	404,839	697,413	980,771
15	2,000,000	2,000,000	2,000,000	294,225	792,812	1,411,573
20	2,000,000	2,000,000	2,210,080	112,769	859,680	2,065,495
25	*	2,000,000	3,202,041	*	868,619	3,049,563
30 (Age 85)	*	2,000,000	4,703,555	*	737,172	4,479,576
35 (Age 90)	*	2,000,000	6,856,887	*	248,970	6,530,369
40 (Age 95)	*	*	9,644,641	*	*	9,549,149
45 (Age 100)	*	*	14,207,098	*	*	14,207,098
50 (Age 105)	*	*	21,000,108	*	*	20,792,186
55 (Age 110)	*	*	30,624,002	*	*	30,320,795
60 (Age 115)	*	*	45,366,061	*	*	44,916,892
65 (Age 120)	*	*	67,495,023	*	*	66,826,756

	NET SURRENDER VALUE
	Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy	0% (Gross)	6% (Gross)	10% (Gross)		0% (Gross)	6% (Gross)	10% (Gross)
Year	-1.23% (Net)	4.77% (Net)	8.77% (Net)	End of Policy Year	-1.23% (Net)	4.77% (Net)	8.77% (Net)
1	127,792	135,653	140,894	20	112,769	859,680	2,065,495
2	252,680	276,402	292,743	25	*	868,619	3,049,563
3	374,857	422,639	456,651	30 (Age 85)	*	737,172	4,479,576
4	494,520	574,791	633,840	35 (Age 90)	*	248,970	6,530,369
5	481,675	595,185	682,237	40 (Age 95)	*	*	9,549,149
6	468,229	615,765	734,080	45 (Age 100)	*	*	14,207,098
7	453,947	636,353	789,530	50 (Age 105)	*	*	20,792,186
8	438,694	656,861	848,877	55 (Age 110)	*	*	30,320,795
9	422,402	677,267	912,514	60 (Age 115)	*	*	44,916,892
10	404,839	697,413	980,771	65 (Age 120)	*	*	66,826,756
15	294,225	792,812	1,411,573
     • In the absence of an additional payment, the Policy would lapse.

WRL EVOLUTION
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
MALE ISSUE AGE 55

Specified Amount $2,000,000	Preferred Elite Class Non-Smoker)
Annual Premium $132,000 for 4 years	Option Type A
Using Guaranteed Cost of Insurance Rates

	DEATH BENEFIT			CASH VALUE
	Assuming Hypothetical Gross and Net Annual Investment Return of			Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy	0% (Gross)	6% (Gross)	10% (Gross)	0% (Gross)	6% (Gross)	10% (Gross)
Year	-1.23% (Net)	4.77% (Net)	8.77% (Net)	-1.23% (Net)	4.77% (Net)	8.77% (Net)
1	2,000,000	2,000,000	2,000,000	115,684	123,112	128,068
2	2,000,000	2,000,000	2,000,000	228,296	250,430	265,693
3	2,000,000	2,000,000	2,000,000	338,065	382,346	413,908
4	2,000,000	2,000,000	2,000,000	445,174	519,241	573,816
5	2,000,000	2,000,000	2,000,000	422,086	525,986	605,886
6	2,000,000	2,000,000	2,000,000	397,886	531,673	639,431
7	2,000,000	2,000,000	2,000,000	372,224	535,963	674,362
8	2,000,000	2,000,000	2,000,000	344,768	538,526	710,638
9	2,000,000	2,000,000	2,000,000	315,269	539,104	748,318
10	2,000,000	2,000,000	2,000,000	283,561	537,506	787,564
15	2,000,000	2,000,000	2,000,000	85,226	488,812	1,015,514
20	*	2,000,000	2,000,000	*	316,298	1,318,134
25	*	*	2,000,000	*	*	1,767,481
30 (Age 85)	*	*	2,629,291	*	*	2,504,087
35 (Age 90)	*	*	3,684,134	*	*	3,508,699
40 (Age 95)	*	*	4,990,017	*	*	4,940,611
45 (Age 100)	*	*	7,182,408	*	*	7,182,408
50 (Age 105)	*	*	10,333,938	*	*	10,231,621
55 (Age 110)	*	*	14,639,712	*	*	14,494,764
60 (Age 115)	*	*	21,155,407	*	*	20,945,947
65 (Age 120)	*	*	30,754,651	*	*	30,450,149

	NET SURRENDER VALUE
	Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy	0% (Gross)	6% (Gross)	10% (Gross)		0% (Gross)	6% (Gross)	10% (Gross)
Year	-1.23% (Net)	4.77% (Net)	8.77% (Net)	End of Policy Year	-1.23% (Net)	4.77% (Net)	8.77% (Net)
1	115,684	123,112	128,068	20	*	316,298	1,318,134
2	228,296	250,430	265,693	25	*	*	1,767,481
3	338,065	382,346	413,908	30 (Age 85)	*	*	2,504,087
4	445,174	519,241	573,816	35 (Age 90)	*	*	3,508,699
5	422,086	525,986	605,886	40 (Age 95)	*	*	4,940,611
6	397,886	531,673	639,431	45 (Age 100)	*	*	7,182,408
7	372,224	535,963	674,362	50 (Age 105)	*	*	10,231,621
8	344,768	538,526	710,638	55 (Age 110)	*	*	14,494,764
9	315,269	539,104	748,318	60 (Age 115)	*	*	20,945,947
10	283,561	537,506	787,564	65 (Age 120)	*	*	30,450,149
15	85,226	488,812	1,015,514

*	In the absence of an additional payment, the Policy would lapse.

Prospectus Back Cover
Personalized Illustrations of Policy Benefits
     In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, net surrender value and cash value. These hypothetical illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations are not a representation or guarantee of investment returns or cash value.
Inquiries
     To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.
     For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your registered representative, or our administrative office at:
Western Reserve Life
570 Carillon Parkway
St. Petersburg, Florida 33716
1-800-851-9777
Facsimile: 1-727-299-1620 (or, for transfers only — 1-727-299-1648)
(Monday — Friday from 8:30 a.m. — 7:00 p.m. Eastern time)
www.westernreserve.com
     More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. The Registrant’s file numbers are listed below.
     TCI serves as the principal underwriter for the Policies. More information about TCI is available at http://www.finra.org or by calling
1-800-289-9999. You also can obtain an investor brochure from the Financial Industry Regulatory Authority (“FINRA”) describing its Public Disclosure Program.
SEC File No. 333-149386
AG03013-05/09

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009
WRL EVOLUTION
issued through
WRL Series Life Account G
by
Western Reserve Life Assurance Co. of Ohio
Administrative Office:
570 Carillon Parkway
St. Petersburg, Florida 33716
1-800-851-9777
(727) 299-1800
Direct all payments by check and all correspondence
and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499
     This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Evolution, a flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2009, by calling our administrative office at 1-800-851-9777 (Monday — Friday from 8:30 a.m. — 7:00 p.m. Eastern time), or by writing to the mailing address at, Western Reserve Life, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.
This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the
Policy and the Transamerica Series Trust — Initial Class, the Fidelity Variable Insurance Products
Funds — Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable
Product Series Fund, and the Franklin Templeton Variable Insurance Products Trust.

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     In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.
The Policy — General Provisions
Ownership Rights
     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The owner may exercise certain rights described below.

Changing the Owner	☐	Change the owner by providing written notice, in good order, at our mailing address at any time while the insured is alive and the Policy is in force.

	☐	Change is effective as of the date that the written notice is accepted by us, in good order, at our mailing address.

	☐	Changing the owner does not automatically change the beneficiary.
	☐	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	☐	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	☐	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	☐	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	☐	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	☐	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner’s estate upon the insured’s death.

Changing the Beneficiary	☐	The owner changes the beneficiary by providing written notice to us, in good order, at our mailing address.

	☐	Change is effective as of the date the owner signs the written notice.
	☐	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	☐	The owner may assign Policy rights while the insured is alive.
	☐	The owner retains any ownership rights that are not assigned.
	☐	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	☐	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	☐	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
	☐	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

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Our Right to Contest the Policy
     In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy for two years from the Policy date. For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.
     A new two year contestability period shall apply to each increase in specified amount that requires evidence of insurability, beginning on the effective date of each increase and will apply only to statements made in the application for the increase.
     In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy, or requested increase that requires evidence of insurability, has been in force during the insured’s lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.
Suicide Exclusion
     If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum. For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.
     If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount that requires evidence of insurability, our liability with respect to such increase will be limited to its cost of insurance charges.
Misstatement of Age or Gender
     If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured’s correct age and gender.
Modifying the Policy
     Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No registered representative may bind us by making any promise not contained in the Policy.
     If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.
Mixed and Shared Funding
     In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity

2

separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, each fund’s Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.
     If a fund’s Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.
Additional Information
Additional Information about Western Reserve and the Separate Account
     Western Reserve is a stock life insurance company and is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law. Western Reserve’s administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.
     Western Reserve was initially incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.
     Western Reserve established the separate account as a separate investment account under Ohio law in 2002. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws.
     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of Transamerica Capital, Inc. (“TCI”) to a limit of $10 million.
Legal Matters
     Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided legal advice to Western Reserve regarding certain matters under the federal securities laws that relate to the Policy. Arthur D. Woods, Vice President and Senior Counsel of Western Reserve, has provided legal advice on certain matters in connection with the issuance of the Policy.

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Variations in Policy Provisions
     Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include differences in charges or Policy features may be unavailable or known by a different name. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.
Personalized Illustrations of Policy Benefits
     In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.
     The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.
Sale of the Policies
     We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.
     Our affiliate TCI serves as principal underwriter for the Policies. TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.
     The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. Sales representatives are appointed as our insurance agents. Under circumstances in which the product is purchased through an investment advisor, the advisory firm may also be a registered broker-dealer.
     During fiscal year 2007, $44,112,185 was paid to TCI, and $21,215,096 was paid to AFSG Securities Corporation (“AFSG”)—the principal underwriter for the Policies before May 1, 2007, in connection with all Policies sold through the separate account. There were no amounts paid to TCI or AFSG, during 2006, in connection with Policies sold through the separate account because the separate account did not exist during those years. During fiscal year 2008, the amount paid to TCI in connection with all Policies sold through the separate account was $47,040,038. TCI will pass through commissions it receives to selling firms for their sales and will not retain any portion of them. Our parent company provides capital distributions to TCI and pays for TCI’s operating and other expenses, including overhead, legal and accounting fees.
     We and/or TCI or our affiliate, InterSecurities, Inc., may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
Reports to Owners
     At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

4

     You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.
Records
     We will maintain all records relating to the separate account and the fixed account.
Independent Registered Public Accounting Firm
     The financial statements of the separate account as of December 31, 2007, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
Experts
     Actuarial matters included in this SAI have been examined by Lorne Schinbein, Senior Vice President and Managing Actuary of Western Reserve, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.
Financial Statements
     Western Reserve’s statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account’s financial statements and you should consider these statutory-basis financial statements and schedules only as bearing upon Western Reserve’s ability to meet its obligations under the Policies. You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.
     Western Reserve’s statutory-basis financial statements and schedules at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.
     The separate account’s financial statements, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.
Underwriters
Underwriting Standards
     The Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

5

     Your cost of insurance charge will vary by the insured’s gender, issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, length of time from the Policy date or from the date of any increase in specified amount, and underwriting class. We currently place insureds into the following underwriting classes:

☐	preferred elite;
☐	preferred plus;
☐	preferred;
☐	non-tobacco;
☐	preferred tobacco; and
☐	tobacco.
     We also place insureds in various sub-standard underwriting classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco.
IMSA
     We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-497-2900.
Performance Data
Other Performance Data in Advertising Sales Literature

We may compare each subaccount’s performance to the performance of
☐	other variable life issuers in general;
☐	variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s Personal Finance, and Fortune);
	>	Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
☐	the Standard & Poor’s Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
☐	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
	>	indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).
Western Reserve’s Published Ratings
     We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best

6

Company, Moody’s Investors Service, Inc., Standard & Poor’s Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.
Index to Financial Statements
WRL Series Life Account G
Report of Independent Registered Public Accounting Firm, dated March 21, 2008
Statements of Assets and Liabilities at December 31, 2007
Statements of Operations for the year ended December 31, 2007
Notes to the Financial Statements
Western Reserve Life Assurance Co. of Ohio
Report of Independent Registered Public Accounting Firm, dated March 28, 2008
Balance Sheets Statutory-Basis at December 31, 2007 and 2006
Statements of Operations Statutory-Basis for the years ended December 31, 2007, 2006 and 2005
Statements of Changes in Capital and Surplus Statutory-Basis for the years ended December 31, 2007, 2006 and 2005
Statements of Cash Flow Statutory-Basis for the years ended December 31, 2007, 2006 and 2005
Notes to Financial Statements—Statutory-Basis
Statutory-Basis Financial Statement Schedules

7

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

	Transamerica	Transamerica		Transamerica
	Money	Value	Transamerica	Convertible	Transamerica
	Market VP	Balanced VP	Balanced VP	Securities VP	Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	925,266.330	15,047.716	91,134.573	5,566.062	11,010.145

Cost	$925,266	$204,448	$1,102,602	$59,874	$242,107

Investments in mutual funds, Level 1 quoted prices at net asset value	$925,266	$129,260	$763,708	$34,565	$164,932
Receivable for units sold	21	—	—	—	—

Total assets	925,287	129,260	763,708	34,565	164,932

Liabilities
Payable for units redeemed	—	—	—	—	—

	$925,287	$129,260	$763,708	$34,565	$164,932

Net Assets:
Deferred annuity contracts terminable by owners	$925,287	$129,260	$763,708	$34,565	$164,932

Total net assets	$925,287	$129,260	$763,708	$34,565	$164,932

Accumulation units outstanding:
M&E — 0.50%	9,719	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	82,227	18,487	106,999	4,931	27,853

Accumulation unit value:
M&E — 0.50%	$10.100498	$7.212728	$6.966226	$6.505415	$5.724126

M&E — 1.65%	$10.109161	$6.896570	$6.820210	$6.231958	$5.550030

M&E — 3.20%	$10.058901	$6.991790	$7.137560	$7.009955	$5.921457

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

	Transamerica	Transamerica	Transamerica	Transamerica
	Growth	Small/Mid	U.S.	JPMorgan	Transamerica
	Opportunities	Cap Value	Government	Core Bond	Templeton
	VP	VP	Securities VP	VP	Global VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	29,827.773	21,859.534	28,650.086	—	—

Cost	$403,220	$437,982	$343,660	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$230,867	$253,571	$362,137	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	230,867	253,571	362,137	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$230,867	$253,571	$362,137	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$230,867	$253,571	$362,137	$—	$—

Total net assets	$230,867	$253,571	$362,137	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	34,150	37,007	34,143	—	—

Accumulation unit value:
M&E — 0.50%	$6.358408	$5.909756	$10.519913	$10.330898	$5.946829

M&E — 1.65%	$5.734764	$5.863283	$10.631160	$10.453818	$5.662984

M&E — 3.20%	$6.760473	$6.851947	$10.606481	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

Transamerica
	Transamerica	Federated	Transamerica	Transamerica
	Van Kampen	Market	BlackRock	MFS	Transamerica
	Mid-Cap	Opportunity	Large Cap	International	Third Avenue
	Growth VP	VP	Value VP	Equity VP	Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	0.001	—	0.001	0.001

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$5.508893	$9.412579	$6.929079	$6.500610	$5.989199

M&E — 1.65%	$5.338670	$9.302479	$6.688918	$6.410053	$5.734767

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

Transamerica
	Clarion			Transamerica	Transamerica
	Global Real	Transamerica	Transamerica	T. Rowe	T. Rowe
	Estate Sec.	Marsico	Munder	Price Equity	Price Small
	VP	Growth VP	Net50 VP	Income VP	Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.001	—	0.002	—	0.001

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$5.589217	$6.293692	$5.914022	$6.567478	$6.604397

M&E — 1.65%	$5.429648	$5.925140	$5.590464	$6.338645	$6.307044

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

			Transamerica		Transamerica
	Transamerica	Transamerica	Asset	Transamerica	Asset
	Legg Mason	Science &	Allocation -	Asset	Allocation -
	Partners All	Technology	Conservative	Allocation -	Moderate
	Cap VP	VP	VP	Moderate VP	Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.006	0.001	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$6.472884	$5.819721	$7.841975	$7.465682	$6.867255

M&E — 1.65%	$6.328860	$5.324983	$7.757763	$7.301837	$6.633457

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

	Transamerica	Transamerica		Transamerica	Transamerica
	Asset	PIMCO Total	Transamerica	Capital	JPMorgan
	Allocation -	Return Bond	MFS High	Guardian	Enhanced
	Growth VP	VP	Yield VP	Value VP	Index VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.001	5,877.415	0.001	—	—

Cost	$—	$60,008	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$62,653	$—	$—	$—
Receivable for units sold	—	1	—	—	—

Total assets	—	62,654	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$62,654	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$62,654	$—	$—	$—

Total net assets	$—	$62,654	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	6,617	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$6.224378	$9.468979	$7.370855	$6.193643	$6.489051

M&E — 1.65%	$5.951780	$9.692653	$7.334707	$5.755343	$6.210615

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

Transamerica
	Int’l	Transamerica
	Moderate	Capital
	Growth Fund	Guardian US	Transamerica	Transamerica	Fidelity VIP
	VP	Equity VP	Index 50 VP	Index 75 VP	Index 500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.001	—	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$6.483071	$6.149727	$8.252404	$7.285609	$6.490752

M&E — 1.65%	$6.248179	$6.102910	$8.189777	$7.230257	$6.254138

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

		ProFund VP		ProFund VP	ProFund VP
	ProFund VP	NASDAQ-	ProFund VP	Short Small-	Money
	Bull	100	Small-Cap	Cap	Market
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—	29,952.360

Cost	$—	$—	$—	$—	$29,952

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$29,952
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	29,952

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$29,952

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$29,952

Total net assets	$—	$—	$—	$—	$29,952

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	2,996

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$6.454749	$6.051121	$6.713768	$12.018762	$9.997191

M&E — 1.65%	$6.197096	$5.814882	$6.298235	$12.205833	$9.938538

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

ProFund VP
	Access VP	ProFund VP	ProFund VP	Ultra Small-	ProFund VP
	High Yield	Europe 30	Oil & Gas	Cap	Utilities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$9.264985	$5.801347	$6.223421	$3.850969	$7.200107

M&E — 1.65%	$9.582845	$5.487584	$6.843140	$3.227541	$7.000864

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP		ProFund VP
	Consumer	ProFund VP	Small-Cap	ProFund VP	ProFund VP
	Services	Pharmaceuticals	Value	Asia 30	Japan
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—	0.001

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$6.911816	$8.868531	$7.073065	$5.260560	$6.308295

M&E — 1.65%	$6.572612	$7.815799	$6.677035	$4.789605	$5.807136

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP	ProFund VP
	Short	U.S.	ProFund VP		ProFund VP
	NASDAQ-	Government	Basic	ProFund VP	Precious
	100	Plus	Materials	Financials	Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	0.061	0.002	—	—

Cost	$—	$2	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$3	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	3	—	—	—

Liabilities
Payable for units redeemed	—	3	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$14.176969	$14.897103	$4.704042	$5.115847	$7.167954

M&E — 1.65%	$14.165745	$14.994464	$5.130816	$4.635886	$6.891451

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

ProFund
		ProFund	VP		ProFund
	ProFund VP	VP Falling	Emerging	ProFund VP	VP Mid-
	Telecommunications	US Dollar	Markets	International	Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.001	0.004	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—	—	—	—

M&E — 1.65%	—	—	—	—	—

M&E — 3.20%	—	—	—	—	—

Accumulation unit value:
M&E — 0.50%	$7.126628	$9.034239	$5.025616	$5.782522	$6.224385

M&E — 1.65%	$6.542817	$9.279836	$4.956970	$5.424225	$6.074697

M&E — 3.20%	—	—	—	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Assets and Liabilities
December 31, 2008

ProFund VP
	Short	ProFund VP
	Emerging	Short
	Markets	International
	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—

Cost	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—
Receivable for units sold	—	—

Total assets	—	—

Liabilities
Payable for units redeemed	—	—

	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—

Total net assets	$—	$—

Accumulation units outstanding:
M&E — 0.50%	—	—

M&E — 1.65%	—	—

M&E — 3.20%	—	—

Accumulation unit value:
M&E — 0.50%	$13.567428	$13.465318

M&E — 1.65%	$12.609448	$13.630245

M&E — 3.20%	—	—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	Transamerica	Transamerica		Transamerica
	Money	Value	Transamerica	Convertible	Transamerica
	Market	Balanced	Balanced	Securities	Equity
	VP	VP	VP	VP	VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$22,465	$8,016	$17,462	$3,193	$424
Expenses:
Administrative, mortality and expense risk charge	30,746	4,887	27,170	1,381	3,749

Net investment income (loss)	(8,281)	3,129	(9,708)	1,812	(3,325)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(10)	14,237	76,658	9,270	7,170
Proceeds from sales	643,876	12,261	88,178	8,450	10,177
Cost of investments sold	643,876	19,174	127,226	14,708	15,788

Net realized capital gains (losses) on investments	(10)	7,324	37,610	3,012	1,559

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(4,584)	13,430	—	95
End of period	—	(75,188)	(338,894)	(25,309)	(77,175)

Net change in unrealized appreciation/depreciation of investments	—	(70,604)	(352,324)	(25,309)	(77,270)

Net realized and unrealized capital gains (losses) on investments	(10)	(63,280)	(314,714)	(22,297)	(75,711)

Increase (decrease) in net assets from operations	$(8,291)	$(60,151)	$(324,422)	$(20,485)	$(79,036)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	Transamerica	Transamerica	Transamerica	Transamerica
	Growth	Small/Mid	U.S.	JPMorgan	Transamerica
	Opportunities	Cap Value	Government	Core Bond	Templeton
	VP	VP	Securities VP	VP	Global VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,858	$6,054	$6,684	$—	$—
Expenses:
Administrative, mortality and expense risk charge	5,713	8,192	9,690	—	—

Net investment income (loss)	4,145	(2,138)	(3,006)	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	69,134	34,204	—	—	—
Proceeds from sales	13,874	14,182	21,478	100	100
Cost of investments sold	25,035	22,817	21,012	100	100

Net realized capital gains (losses) on investments	57,973	25,569	466	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,103	(3,650)	1,998	—	—
End of period	(172,353)	(184,411)	18,477	—	—

Net change in unrealized appreciation/depreciation of investments	(176,456)	(180,761)	16,479	—	—

Net realized and unrealized capital gains (losses) on investments	(118,483)	(155,192)	16,945	—	—

Increase (decrease) in net assets from operations	$(114,338)	$(157,330)	$13,939	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	Transamerica	Transamerica		Transamerica
	Van	Federated	Transamerica	MFS
	Kampen	Market	BlackRock	International	Transamerica
	Mid-Cap	Opportunity	Large Cap	Equity	Third Avenue
	Growth VP	VP	Value VP	VP	Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	1

Net investment income (loss)	—	—	—	—	(1)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	1,448	100	100	100	1,201
Cost of investments sold	1,599	100	100	100	1,508

Net realized capital gains (losses) on investments	(151)	—	—	—	(307)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	(151)	—	—	—	(307)

Increase (decrease) in net assets from operations	$(151)	$—	$—	$—	$(308)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	Transamerica			Transamerica
	Clarion			T. Rowe	Transamerica
	Global Real	Transamerica	Transamerica	Price	T. Rowe
	Estate Sec.	Marsico	Munder	Equity	Price Small
	VP	Growth VP	Net50 VP	Income VP	Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	1

Net investment income (loss)	—	—	—	—	(1)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	101	100	101	100	1,642
Cost of investments sold	100	100	100	100	2,198

Net realized capital gains (losses) on investments	1	—	1	—	(556)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	1	—	1	—	(556)

Increase (decrease) in net assets from operations	$1	$—	$1	$—	$(557)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	Transamerica	Transamerica	Transamerica	Transamerica	Transamerica
	Legg	Science	Asset	Asset	Asset
	Mason	&	Allocation -	Allocation -	Allocation -
	Partners All	Technology	Conservative	Moderate	Moderate
	Cap VP	VP	VP	VP	Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	324	100	100	100	100
Cost of investments sold	370	100	100	100	100

Net realized capital gains (losses) on investments	(46)	—	—	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	(46)	—	—	—	—

Increase (decrease) in net assets from operations	$(46)	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

		Transamerica
		PIMCO
	Transamerica	Total	Transamerica	Transamerica	Transamerica
	Asset	Return	MFS	Capital	JPMorgan
	Allocation -	Bond	High Yield	Guardian	Enhanced
	Growth VP	VP	VP	Value VP	Index VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	63	—	—	—

Net investment income (loss)	—	(63)	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	239	100	100	100
Cost of investments sold	100	239	100	100	100

Net realized capital gains (losses) on investments	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	2,645	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	2,645	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	2,645	—	—	—

Increase (decrease) in net assets from operations	$—	$2,582	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

Transamerica
	Transamerica	Capital
	Int’l Moderate	Guardian	Transamerica	Transamerica	Fidelity
	Growth	US Equity	Index 50	Index 75	VIP Index
	Fund VP	VP	VP	VP	500
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	200	200	200	100
Cost of investments sold	100	200	200	200	100

Net realized capital gains (losses) on investments	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	—	—	—	—

Increase (decrease) in net assets from operations	$—	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

		ProFund
		VP	ProFund	ProFund	ProFund
	ProFund	NASDAQ-	VP Small-	VP Short	VP Money
	VP Bull	100	Cap	Small-Cap	Market
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$1
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	10

Net investment income (loss)	—	—	—	—	(9)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	607	803	100	3,583
Cost of investments sold	100	693	1,018	100	3,583

Net realized capital gains (losses) on investments	—	(86)	(215)	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	(86)	(215)	—	—

Increase (decrease) in net assets from operations	$—	$(86)	$(215)	$—	$(9)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

		ProFund	ProFund	ProFund	ProFund
	Access VP	VP Europe	VP Oil &	VP Ultra	VP
	High Yield	30	Gas	Small-Cap	Utilities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	100	101	99	101
Cost of investments sold	100	100	100	100	100

Net realized capital gains (losses) on investments	—	—	1	(1)	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	—	1	(1)	1

Increase (decrease) in net assets from operations	$—	$—	$1	$(1)	$1

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	ProFund
	VP		ProFund	ProFund
	Consumer	ProFund VP	VP Small-	VP Asia	ProFund
	Services	Pharmaceuticals	Cap Value	30	VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	100	100	101	101
Cost of investments sold	100	100	100	100	100

Net realized capital gains (losses) on investments	—	—	—	1	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	—	—	1	1

Increase (decrease) in net assets from operations	$—	$—	$—	$1	$1

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

	ProFund	ProFund			ProFund
	VP Short	VP U.S.	ProFund	ProFund	VP
	NASDAQ-	Government	VP Basic	VP	Precious
	100	Plus	Materials	Financials	Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	1	—	—	—

Net investment income (loss)	—	3	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	2,493	263	100	102
Cost of investments sold	100	2,501	400	100	100

Net realized capital gains (losses) on investments	—	(8)	(137)	—	2

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	1	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	1	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	(7)	(137)	—	2

Increase (decrease) in net assets from operations	$—	$(4)	$(137)	$—	$2

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

		ProFund	ProFund
		VP	VP	ProFund	ProFund
	ProFund VP	Falling	Emerging	VP	VP Mid-
	Telecommunications	US Dollar	Markets	International	Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—	1

Net investment income (loss)	—	—	—	—	(1)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	100	373	101	100	1,169
Cost of investments sold	100	400	100	100	1,510

Net realized capital gains (losses) on investments	—	(27)	1	—	(341)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—	—
End of period	—	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	(27)	1	—	(341)

Increase (decrease) in net assets from operations	$—	$(27)	$1	$—	$(342)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Operations
Year ended December 31, 2008, except as
noted

ProFund
	VP Short	ProFund VP
	Emerging	Short
	Markets	International
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—

Net investment income (loss)	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	99	99
Cost of investments sold	100	100

Net realized capital gains (losses) on investments	(1)	(1)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—
End of period	—	—

Net change in unrealized appreciation/depreciation of investments	—	—

Net realized and unrealized capital gains (losses) on investments	(1)	(1)

Increase (decrease) in net assets from operations	$(1)	$(1)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Money Market VP		Transamerica Value Balanced VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$(8,281)	$—	$3,129	$648
Net realized capital gains (losses) on investments	(10)	—	7,324	1,111
Net change in unrealized appreciation/ depreciation of investments	—	—	(70,604)	(4,584)

Increase (decrease) in net assets from operations	(8,291)	—	(60,151)	(2,825)

Contract transactions
Net contract purchase payments	1,054,783	—	65,225	—
Transfer payments from (to) other subaccounts or general account	(94,512)	—	(2,269)	129,280
Contract terminations, withdrawals, and other deductions	(26,584)	—	—	—
Contract maintenance charges	(109)	—	—	—

Increase (decrease) in net assets from contract transactions	933,578	—	62,956	129,280

Net increase (decrease) in net assets	925,287	—	2,805	126,455

Net assets:
Beginning of the period	—	—	126,455	—

End of the period	$925,287	$—	$129,260	$126,455

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

			Transamerica Convertible
	Transamerica Balanced VP		Securities VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$(9,708)	$(3,517)	$1,812	$—
Net realized capital gains (losses) on investments	37,610	3,668	3,012	(1)
Net change in unrealized appreciation/ depreciation of investments	(352,324)	13,430	(25,309)	—

Increase (decrease) in net assets from operations	(324,422)	13,581	(20,485)	(1)

Contract transactions
Net contract purchase payments	409,125	—	55,456	—
Transfer payments from (to) other subaccounts or general account	84,984	580,440	(406)	1
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	494,109	580,440	55,050	1

Net increase (decrease) in net assets	169,687	594,021	34,565	—

Net assets:
Beginning of the period	594,021	—	—	—

End of the period	$763,708	$594,021	$34,565	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

			Transamerica Growth
	Transamerica Equity VP		Opportunities VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$(3,325)	$(47)	$4,145	$(1,821)
Net realized capital gains (losses) on investments	1,559	29	57,973	8,229
Net change in unrealized appreciation/ depreciation of investments	(77,270)	95	(176,456)	4,103

Increase (decrease) in net assets from operations	(79,036)	77	(114,338)	10,511

Contract transactions
Net contract purchase payments	148,771	—	205,811	—
Transfer payments from (to) other subaccounts or general account	87,794	7,326	21,614	107,269
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	236,565	7,326	227,425	107,269

Net increase (decrease) in net assets	157,529	7,403	113,087	117,780

Net assets:
Beginning of the period	7,403	—	117,780	—

End of the period	$164,932	$7,403	$230,867	$117,780

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Small/Mid Cap Value		Transamerica U.S. Government
	VP		Securities VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$(2,138)	$(871)	$(3,006)	$5,778
Net realized capital gains (losses) on investments	25,569	8,407	466	(152)
Net change in unrealized appreciation/ depreciation of investments	(180,761)	(3,650)	16,479	1,998

Increase (decrease) in net assets from operations	(157,330)	3,886	13,939	7,624

Contract transactions
Net contract purchase payments	118,348	—	136,047	1
Transfer payments from (to) other subaccounts or general account	181,422	107,245	11	214,626
Contract terminations, withdrawals, and other deductions	—	—	(10,111)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	299,770	107,245	125,947	214,627

Net increase (decrease) in net assets	142,440	111,131	139,886	222,251

Net assets:
Beginning of the period	111,131	—	222,251	—

End of the period	$253,571	$111,131	$362,137	$222,251

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica JPMorgan Core		Transamerica Templeton Global
	Bond VP		VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Van Kampen Mid-		Transamerica Federated Market
	Cap Growth VP		Opportunity VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(151)	1	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(151)	1	—	—

Contract transactions
Net contract purchase payments	377	—	—	—
Transfer payments from (to) other subaccounts or general account	(226)	(1)	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	151	(1)	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica BlackRock Large		Transamerica MFS International
	Cap Value VP		Equity VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	1	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	1	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	(1)	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	(1)	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Third Avenue Value		Transamerica Clarion Global Real
	VP		Estate Sec. VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$(1)	$—	$—	$—
Net realized capital gains (losses) on investments	(307)	—	1	(1)
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(308)	—	1	(1)

Contract transactions
Net contract purchase payments	152	—	—	—
Transfer payments from (to) other subaccounts or general account	156	—	(1)	1
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	308	—	(1)	1

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Marsico Growth VP		Transamerica Munder Net50 VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	1	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	1	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	(1)	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	(1)	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica T. Rowe Price Equity		Transamerica T. Rowe Price Small
	Income VP		Cap VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$(1)	$—
Net realized capital gains (losses) on investments	—	—	(556)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	(557)	—

Contract transactions
Net contract purchase payments	—	—	557	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	557	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Legg Mason Partners		Transamerica Science &
	All Cap VP		Technology VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(46)	1	—	1
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(46)	1	—	1

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	46	(1)	—	(1)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	46	(1)	—	(1)

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Asset Allocation -		Transamerica Asset Allocation -
	Conservative VP		Moderate VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Asset Allocation -		Transamerica Asset Allocation -
	Moderate Growth VP		Growth VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica PIMCO Total Return
	Bond VP		Transamerica MFS High Yield VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$(63)	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	2,645	—	—	—

Increase (decrease) in net assets from operations	2,582	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	60,148	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(76)	—	—	—

Increase (decrease) in net assets from contract transactions	60,072	—	—	—

Net increase (decrease) in net assets	62,654	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$62,654	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Capital Guardian		Transamerica JPMorgan Enhanced
	Value VP		Index VP
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	1
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	1

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	(1)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	(1)

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Int’l		Transamerica Capital
	Moderate Growth		Guardian US Equity		Transamerica Index
	Fund VP		VP		50 VP
	Subaccount		Subaccount		Subaccount

	2008	2007(1)	2008(1)	2007	2008(1)	2007

Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—	—	—

End of the period	$—	$—	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Transamerica Index		Fidelity VIP Index
	75 VP		500		ProFund VP Bull
	Subaccount		Subaccount		Subaccount

	2008(1)	2007	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	1	—	1
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	1	—	1

Contract transactions
Net contract purchase payments	—	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	(1)	—	(1)
Contract terminations, withdrawals, and other deductions	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	(1)	—	(1)

Net increase (decrease) in net assets	—	—	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—	—	—

End of the period	$—	$—	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP NASDAQ-100		ProFund VP Small-Cap
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(86)	1	(215)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(86)	1	(215)	—

Contract transactions
Net contract purchase payments	—	—	152	—
Transfer payments from (to) other subaccounts or general account	86	(1)	63	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	86	(1)	215	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Short Small-Cap		ProFund VP Money Market
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$(9)	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	(9)	—

Contract transactions
Net contract purchase payments	—	—	1	—
Transfer payments from (to) other subaccounts or general account	—	—	30,006	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	(46)	—

Increase (decrease) in net assets from contract transactions	—	—	29,961	—

Net increase (decrease) in net assets	—	—	29,952	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$29,952	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	Access VP High Yield		ProFund VP Europe 30
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Oil & Gas		ProFund VP Ultra Small-Cap
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	1	2	(1)	(1)
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	1	2	(1)	(1)

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(1)	(2)	1	1
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(1)	(2)	1	1

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Utilities		ProFund VP Consumer Services
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	1	—	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	1	—	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(1)	—	—	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(1)	—	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Pharmaceuticals		ProFund VP Small-Cap Value
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	1	—	(1)
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	1	—	(1)

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	(1)	—	1
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	(1)	—	1

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Asia 30		ProFund VP Japan
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	1	—	1	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	1	—	1	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(1)	—	(1)	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(1)	—	(1)	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

			ProFund VP U.S. Government
	ProFund VP Short NASDAQ-100		Plus
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$3	$—
Net realized capital gains (losses) on investments	—	(1)	(8)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	1	—

Increase (decrease) in net assets from operations	—	(1)	(4)	—

Contract transactions
Net contract purchase payments	—	—	29	—
Transfer payments from (to) other subaccounts or general account	—	1	(25)	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	1	4	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Basic Materials		ProFund VP Financials
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(137)	1	—	(1)
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(137)	1	—	(1)

Contract transactions
Net contract purchase payments	115	—	—	—
Transfer payments from (to) other subaccounts or general account	22	(1)	—	1
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	137	(1)	—	1

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Precious Metals		ProFund VP Telecommunications
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	2	1	—	1
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	2	1	—	1

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(2)	(1)	—	(1)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(2)	(1)	—	(1)

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Falling US Dollar		ProFund VP Emerging Markets
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(27)	—	1	2
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(27)	—	1	2

Contract transactions
Net contract purchase payments	24	—	—	—
Transfer payments from (to) other subaccounts or general account	3	—	(1)	(2)
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	27	—	(1)	(2)

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP International		ProFund VP Mid-Cap
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$(1)	$—
Net realized capital gains (losses) on investments	—	—	(341)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	(342)	—

Contract transactions
Net contract purchase payments	—	—	169	—
Transfer payments from (to) other subaccounts or general account	—	—	173	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	342	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007,
Except as Noted

	ProFund VP Short Emerging
	Markets		ProFund VP Short International
	Subaccount		Subaccount

	2008	2007(1)	2008	2007(1)

Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(1)	(2)	(1)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(1)	(2)	(1)	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	1	2	1	—
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	1	2	1	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          1. Organization and Summary of Significant Accounting Policies
Organization
The WRL Series Life Account G (the “Life Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL” or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.
The Life Account contains multiple investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the “Portfolio”) of a fund. The Life Account contains multiple funds (collectively referred to as the “Series Funds”). Each is registered as an open-ended managment investment company under the Investment Company Act of 1940, as amended.
Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:
Transamerica Money Market VP
Transamerica Value Balanced VP
Transamerica Balanced VP
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP
Transamerica U.S. Government Securities VP
Transamerica JPMorgan Core Bond VP
Transamerica Templeton Global VP
Transamerica Van Kampen Mid-Cap Growth VP
Transamerica Federated Market Opportunity VP
Transamerica BlackRock Large Cap Value VP
Transamerica MFS International Equity VP
Transamerica Third Avenue Value VP
Transamerica Clarion Global Real Estate Sec. VP
Transamerica Marsico Growth VP
Transamerica Munder Net50 VP
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Legg Mason Partners All Cap VP
Transamerica Science & Technology VP
Transamerica Asset Allocation — Conservative VP
Transamerica Asset Allocation — Moderate VP
Transamerica Asset Allocation — Moderate Growth VP
Transamerica Asset Allocation — Growth VP
Transamerica PIMCO Total Return Bond VP
Transamerica MFS High Yield VP
Transamerica Capital Guardian Value VP
Transamerica JPMorgan Enhanced Index VP
Transamerica Int’l Moderate Growth Fund VP
Transamerica Capital Guardian US Equity VP

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          1. Organization and Summary of Significant Accounting Policies (continued)
Transamerica Index 50 VP
Transamerica Index 75 VP
Fidelity Variable Insurance Products Fund (VIP):
Fidelity VIP Index 500
ProFunds Trust — Initial Class:
ProFund VP Bull
ProFund VP NASDAQ-100
ProFund VP Small-Cap
ProFund VP Short Small-Cap
ProFund VP Money Market
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP Ultra Small-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Asia 30
ProFund VP Japan
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications
ProFund VP Falling US Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International
Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Money Market VP	March 12, 2007
Transamerica Value Balanced VP	March 12, 2007
Transamerica Balanced VP	March 12, 2007
Transamerica Convertible Securities VP	March 12, 2007
Transamerica Equity VP	March 12, 2007
Transamerica Growth Opportunities VP	March 12, 2007

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
Transamerica Small/Mid Cap Value VP	March 12, 2007
Transamerica U.S. Government Securities VP	March 12, 2007
Transamerica JPMorgan Core Bond VP	November 15, 2007
Transamerica Templeton Transamerica Global VP	November 15, 2007
Transamerica Van Kampen Mid-Cap Growth VP	November 15, 2007
Transamerica Federated Market Opportunity VP	November 15, 2007
Transamerica BlackRock Large Cap Value VP	November 15, 2007
Transamerica MFS International Equity VP	November 15, 2007
Transamerica Third Avenue Value VP	November 15, 2007
Transamerica Clarion Global Real Estate Sec. VP	November 15, 2007
Transamerica Marsico Growth VP	November 15, 2007
Transamerica Munder Net50 VP	November 15, 2007
Transamerica T. Rowe Price Equity Income VP	November 15, 2007
Transamerica T. Rowe Price Small Cap VP	November 15, 2007
Transamerica Legg Mason Partners All Cap VP	November 15, 2007
Transamerica Science & Technology VP	November 15, 2007
Transamerica Asset Allocation — Conservative VP	November 15, 2007
Transamerica Asset Allocation — Moderate VP	November 15, 2007
Transamerica Asset Allocation — Moderate Growth VP	November 15, 2007
Transamerica Asset Allocation — Growth VP	November 15, 2007
Transamerica PIMCO Total Return Bond VP	November 15, 2007
Transamerica MFS High Yield VP	November 15, 2007
Transamerica Capital Guardian Value VP	November 15, 2007
Transamerica JPMorgan Enhanced Index VP	November 15, 2007
Transamerica Int’l Moderate Growth Fund VP	November 15, 2007
Fidelity VIP Index 500	November 15, 2007
ProFund VP Bull	November 15, 2007
ProFund VP NASDAQ-100	November 15, 2007
ProFund VP Small-Cap	November 15, 2007
ProFund VP Short Small-Cap	November 15, 2007
ProFund VP Money Market	November 15, 2007
Access VP High Yield	November 15, 2007
ProFund VP Europe 30	November 15, 2007
ProFund VP Oil & Gas	November 15, 2007
ProFund VP Ultra Small-Cap	November 15, 2007
ProFund VP Utilities	November 15, 2007
ProFund VP Consumer Services	November 15, 2007
ProFund VP Pharmaceuticals	November 15, 2007
ProFund VP Small-Cap Value	November 15, 2007
ProFund VP Asia 30	November 15, 2007
ProFund VP Japan	November 15, 2007
ProFund VP Short NASDAQ-100	November 15, 2007

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
ProFund VP U.S. Government Plus	November 15, 2007
ProFund VP Basic Materials	November 15, 2007
ProFund VP Financials	November 15, 2007
ProFund VP Precious Metals	November 15, 2007
ProFund VP Telecommunications	November 15, 2007
ProFund VP Falling US Dollar	November 15, 2007
ProFund VP Emerging Markets	November 15, 2007
ProFund VP International	November 15, 2007
ProFund VP Mid-Cap	November 15, 2007
ProFund VP Short Emerging Markets	November 15, 2007
ProFund VP Short International	November 15, 2007
Transamerica Capital Guardian US Equity VP	May 1, 2008
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly
Transamerica Money Market VP	Transamerica Money Market
Transamerica Value Balanced VP	Transamerica Value Balanced
Transamerica Balanced VP	Transamerica Balanced
Transamerica Convertible Securities VP	Transamerica Convertible Securities
Transamerica Equity VP	Transamerica Equity
Transamerica Growth Opportunities VP	Transamerica Growth Opportunities
Transamerica Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value
Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities
Transamerica JPMorgan Core Bond VP	JPMorgan Core Bond
Transamerica Templeton Global VP	Templeton Transamerica Global
Transamerica Van Kampen Mid-Cap Growth VP	Van Kampen Mid-Cap Growth
Transamerica Federated Market Opportunity VP	Federated Market Opportunity
Transamerica BlackRock Large Cap Value VP	BlackRock Large Cap Value
Transamerica MFS International Equity VP	MFS International Equity
Transamerica Third Avenue Value VP	Third Avenue Value
Transamerica Clarion Global Real Estate Sec. VP	Clarion Global Real Estate Sec.
Transamerica Marsico Growth VP	Marsico Growth
Transamerica Munder Net50 VP	Munder Net50
Transamerica T. Rowe Price Equity Income VP	T. Rowe Price Equity Income
Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Small Cap
Transamerica Legg Mason Partners All Cap VP	Legg Mason Partners All Cap
Transamerica Science & Technology VP	Transamerica Science & Technology
Transamerica Asset Allocation — Conservative VP	Asset Allocation - Conservative
Transamerica Asset Allocation — Moderate VP	Asset Allocation - Moderate
Transamerica Asset Allocation — Moderate Growth VP	Asset Allocation - Moderate Growth

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          1. Organization and Summary of Significant Accounting Policies (continued)

Portfolio	Formerly
Transamerica Asset Allocation — Growth VP	Asset Allocation - Growth
Transamerica PIMCO Total Return Bond VP	PIMCO Total Return Bond
Transamerica MFS High Yield VP	MFS High Yield
Transamerica Capital Guardian Value VP	Capital Guardian Value
Transamerica JPMorgan Enhanced Index VP	JPMorgan Enhanced Index
Transamerica Int’l Moderate Growth Fund VP	Int’l Moderate Growth Fund
Transamerica Capital Guardian US Equity VP	Capital Guardian US Equity
Investments
Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.
Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.
Dividend Income
Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.
Accounting Policy
Effective January 1, 2008 the Life Account adopted Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Life Account’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Transamerica Money Market VP	$1,569,142	$643,876
Transamerica Value Balanced VP	92,583	12,261
Transamerica Balanced VP	649,237	88,178
Transamerica Convertible Securities VP	74,582	8,450
Transamerica Equity VP	250,586	10,177
Transamerica Growth Opportunities VP	314,578	13,874
Transamerica Small/Mid Cap Value VP	346,018	14,182
Transamerica U.S. Government Securities VP	144,419	21,478
Transamerica JPMorgan Core Bond VP	100	100
Transamerica Templeton Global VP	100	100
Transamerica Van Kampen Mid-Cap Growth VP	1,599	1,448
Transamerica Federated Market Opportunity VP	100	100
Transamerica BlackRock Large Cap Value VP	100	100
Transamerica MFS International Equity VP	100	100
Transamerica Third Avenue Value VP	1,508	1,201
Transamerica Clarion Global Real Estate Sec. VP	100	101
Transamerica Marsico Growth VP	100	100
Transamerica Munder Net50 VP	100	101
Transamerica T. Rowe Price Equity Income VP	100	100
Transamerica T. Rowe Price Small Cap VP	2,198	1,642
Transamerica Legg Mason Partners All Cap VP	370	324
Transamerica Science & Technology VP	100	100
Transamerica Asset Allocation — Conservative VP	100	100
Transamerica Asset Allocation — Moderate VP	100	100
Transamerica Asset Allocation — Moderate Growth VP	100	100
Transamerica Asset Allocation — Growth VP	100	100
Transamerica PIMCO Total Return Bond VP	60,247	239
Transamerica MFS High Yield VP	100	100
Transamerica Capital Guardian Value VP	100	100
Transamerica JPMorgan Enhanced Index VP	100	100
Transamerica Int’l Moderate Growth Fund VP	100	100
Transamerica Capital Guardian US Equity VP	200	200
Transamerica Index 50 VP	200	200
Transamerica Index 75 VP	200	200

Fidelity Variable Insurance Products Fund (VIP)
Fidelity VIP Index 500	100	100

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
2. Investments (continued)

	Purchases	Sales
ProFunds Trust — Initial Class	100	100
ProFund VP Bull	693	607
ProFund VP NASDAQ-100	1,018	803
ProFund VP Small-Cap
ProFund VP Short Small-Cap	$100	$100
ProFund VP Money Market	33,535	3,583
Access VP High Yield	100	100
ProFund VP Europe 30	100	100
ProFund VP Oil & Gas	100	101
ProFund VP Ultra Small-Cap	100	99
ProFund VP Utilities	100	101
ProFund VP Consumer Services	100	100
ProFund VP Pharmaceuticals	100	100
ProFund VP Small-Cap Value	100	100
ProFund VP Asia 30	100	101
ProFund VP Japan	100	101
ProFund VP Short NASDAQ-100	100	100
ProFund VP U.S. Government Plus	2,503	2,493
ProFund VP Basic Materials	400	263
ProFund VP Financials	100	100
ProFund VP Precious Metals	100	102
ProFund VP Telecommunications	100	100
ProFund VP Falling US Dollar	400	373
ProFund VP Emerging Markets	100	101
ProFund VP International	100	100
ProFund VP Mid-Cap	1,510	1,169
ProFund VP Short Emerging Markets	100	99
ProFund VP Short International	100	99

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

		Transamerica		Transamerica
	Transamerica	Value Balanced	Transamerica	Convertible	Transamerica
	Money Market VP	VP	Balanced VP	Securities VP	Equity VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	2	13,525	58,145	2	974
Units redeemed and transferred	(2)	(1,353)	(3,638)	(2)	(320)

Units outstanding at December 31, 2007	—	12,172	54,507	—	654
Units purchased	152,994	7,698	60,805	5,974	28,378
Units redeemed and transferred	(61,048)	(1,383)	(8,313)	(1,043)	(1,179)

Units outstanding at December 31, 2008	91,946	18,487	106,999	4,931	27,853

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	Transamerica	Transamerica	Transamerica	Transamerica	Transamerica
	Growth	Small/Mid Cap	U.S. Government	JPMorgan Core	Templeton Global
	Opportunities VP	Value VP	Securities VP	Bond VP	VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	10,272	9,586	22,579	1	1
Units redeemed and transferred	(298)	(294)	(721)	(1)	(1)

Units outstanding at December 31, 2007	9,974	9,292	21,858	—	—
Units purchased	25,561	28,682	13,445	1	1
Units redeemed and transferred	(1,385)	(967)	(1,160)	(1)	(1)

Units outstanding at December 31, 2008	34,150	37,007	34,143	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	Transamerica			Transamerica
	Van Kampen	Transamerica	Transamerica	MFS	Transamerica
	Mid-Cap Growth	Federated Market	BlackRock Large	International	Third Avenue
	VP	Opportunity VP	Cap Value VP	Equity VP	Value VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	368	1	1	1	168
Units redeemed and transferred	(368)	(1)	(1)	(1)	(168)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	Transamerica
	Clarion Global	Transamerica	Transamerica	Transamerica T.	Transamerica T.
	Real Estate Sec.	Marsico Growth	Munder Net50	Rowe Price Equity	Rowe Price Small
	VP	VP	VP	Income VP	Cap VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	1	1	1	220
Units redeemed and transferred	(1)	(1)	(1)	(1)	(220)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	Transamerica				Transamerica
	Legg Mason	Transamerica	Transamerica	Transamerica	Asset Allocation -
	Partners All Cap	Science &	Asset Allocation -	Asset Allocation -	Moderate Growth
	VP	Technology VP	Conservative VP	Moderate VP	VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	33	1	1	1	1
Units redeemed and transferred	(33)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

					Transamerica
	Transamerica	Transamerica	Transamerica	Transamerica	JPMorgan
	Asset Allocation -	PIMCO Total	MFS High Yield	Capital Guardian	Enhanced Index
	Growth VP	Return Bond VP	VP	Value VP	VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	6,626	1	1	1
Units redeemed and transferred	(1)	(9)	(1)	(1)	(1)

Units outstanding at December 31, 2008	—	6,617	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	Transamerica	Transamerica
	Int’l Moderate	Capital Guardian	Transamerica	Transamerica	Fidelity VIP Index
	Growth Fund VP	US Equity VP	Index 50 VP	Index 75 VP	500
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	—	—	—	1
Units redeemed and transferred	(1)	—	—	—	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	2	2	2	1
Units redeemed and transferred	(1)	(2)	(2)	(2)	(1)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

		ProFund VP	ProFund VP	ProFund VP	ProFund VP
	ProFund VP Bull	NASDAQ-100	Small-Cap	Short Small-Cap	Money Market
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	77	97	1	3,404
Units redeemed and transferred	(1)	(77)	(97)	(1)	(408)

Units outstanding at December 31, 2008	—	—	—	—	2,996

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	Access VP High	ProFund VP	ProFund VP Oil	ProFund VP Ultra	ProFund VP
	Yield	Europe 30	& Gas	Small-Cap	Utilities
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	ProFund VP
	Consumer	ProFund VP	ProFund VP	ProFund VP Asia	ProFund VP
	Services	Pharmaceuticals	Small-Cap Value	30	Japan
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	ProFund VP
	Short NASDAQ-	ProFund VP U.S.	ProFund VP Basic	ProFund VP	ProFund VP
	100	Government Plus	Materials	Financials	Precious Metals
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	345	70	1	1
Units redeemed and transferred	(1)	(345)	(70)	(1)	(1)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

			ProFund VP
	ProFund VP	ProFund VP	Emerging	ProFund VP	ProFund VP Mid-
	Telecommunications	Falling US Dollar	Markets	International	Cap
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—	—	—	—
Units purchased	1	1	1	1	1
Units redeemed and transferred	(1)	(1)	(1)	(1)	(1)

Units outstanding at December 31, 2007	—	—	—	—	—
Units purchased	1	65	1	1	163
Units redeemed and transferred	(1)	(65)	(1)	(1)	(163)

Units outstanding at December 31, 2008	—	—	—	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008

	ProFund VP	ProFund VP
	Short Emerging	Short
	Markets	International
	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2007	—	—
Units purchased	1	1
Units redeemed and transferred	(1)	(1)

Units outstanding at December 31, 2007	—	—
Units purchased	1	1
Units redeemed and transferred	(1)	(1)

Units outstanding at December 31, 2008	—	—

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights
The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Transamerica Money Market VP
	12/31/2008		91,946	$10.10	to	$10.06	$925,287	2.27	0.50%	to	3.20%	1.00	to	(0.79)
	12/31/2007	(1)	—	10.04	to	10.14	—	—	1.65	to	3.20	0.36	to	1.39
Transamerica Value Balanced VP
	12/31/2008		18,487	7.21	to	6.99	129,260	5.17	0.50	to	3.20	(27.87)	to	(32.70)
	12/31/2007	(1)	12,172	10.09	to	10.39	126,455	3.52	1.65	to	3.20	0.93	to	3.89
Transamerica Balanced VP
	12/31/2008		106,999	6.97	to	7.14	763,708	2.03	0.50	to	3.20	(30.34)	to	(34.51)
	12/31/2007	(1)	54,507	10.26	to	10.90	594,021	1.59	1.65	to	3.20	2.56	to	8.98
Transamerica Convertible Securities VP
	12/31/2008		4,931	6.51	to	7.01	34,565	7.48	0.50	to	3.20	(34.95)	to	(38.84)
	12/31/2007	(1)	—	10.04	to	11.46	—	—	1.65	to	3.20	0.36	to	14.62
Transamerica Equity VP
	12/31/2008		27,853	5.72	to	5.92	164,932	0.35	0.50	to	3.20	(42.76)	to	(47.69)
	12/31/2007	(1)	654	10.45	to	11.32	7,403	—	1.65	to	3.20	4.49	to	13.20
Transamerica Growth Opportunities VP
	12/31/2008		34,150	6.36	to	6.76	230,867	5.33	0.50	to	3.20	(36.42)	to	(42.75)
	12/31/2007	(1)	9,974	9.87	to	11.81	117,780	0.07	1.65	to	3.20	(1.35)	to	18.08
Transamerica Small/Mid Cap Value VP
	12/31/2008		37,007	5.91	to	6.85	253,571	2.35	0.50	to	3.20	(40.90)	to	(42.71)
	12/31/2007	(1)	9,292	10.08	to	11.96	111,131	1.34	1.65	to	3.20	0.80	to	19.60
Transamerica U.S. Government Securities VP
	12/31/2008		34,143	10.52	to	10.61	362,137	2.19	0.50	to	3.20	5.20	to	4.31
	12/31/2007	(1)	21,858	10.04	to	10.17	222,251	6.94	1.65	to	3.20	0.38	to	1.68
Transamerica JPMorgan Core Bond VP
	12/31/2008		—	10.33	to	10.45	—	—	0.50	to	1.65	3.31	to	3.87
	12/31/2007	(1)	—	10.06	to	10.06	—	—	1.65	to	1.65	0.65	to	0.65

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights (continued)

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Transamerica Templeton Global VP
	12/31/2008		—	5.95	to	5.95	—	—	0.50	to	1.65	(40.53)	to	(44.59)
	12/31/2007	(1)	—	10.22	to	10.22	—	—	1.65	to	1.65	2.20	to	2.20
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		—	$5.51	to	$5.51	$—	—	0.50%	to	1.65%	(44.91)	to	(47.17)
	12/31/2007	(1)	—	10.10	to	10.10	—	—	1.65	to	1.65	1.05	to	1.05
Transamerica Federated Market Opportunity VP
	12/31/2008		—	9.41	to	9.41	—	—	0.50	to	1.65	(5.87)	to	(6.08)
	12/31/2007	(1)	—	9.91	to	9.91	—	—	1.65	to	1.65	(0.95)	to	(0.95)
Transamerica BlackRock Large Cap Value VP
	12/31/2008		—	6.93	to	6.93	—	—	0.50	to	1.65	(30.71)	to	(34.97)
	12/31/2007	(1)	—	10.29	to	10.29	—	—	1.65	to	1.65	2.85	to	2.85
Transamerica MFS International Equity VP
	12/31/2008		—	6.50	to	6.50	—	—	0.50	to	1.65	(34.99)	to	(36.35)
	12/31/2007	(1)	—	10.07	to	10.07	—	—	1.65	to	1.65	0.70	to	0.70
Transamerica Third Avenue Value VP
	12/31/2008		—	5.99	to	5.99	—	—	0.50	to	1.65	(40.11)	to	(42.11)
	12/31/2007	(1)	—	9.91	to	9.91	—	—	1.65	to	1.65	(0.94)	to	(0.94)
Transamerica Clarion Global Real Estate Sec. VP
	12/31/2008		—	5.59	to	5.59	—	—	0.50	to	1.65	(44.11)	to	(43.32)
	12/31/2007	(1)	—	9.58	to	9.58	—	—	1.65	to	1.65	(4.21)	to	(4.21)
Transamerica Marsico Growth VP
	12/31/2008		—	6.29	to	6.29	—	—	0.50	to	1.65	(37.06)	to	(41.91)
	12/31/2007	(1)	—	10.20	to	10.20	—	—	1.65	to	1.65	2.00	to	2.00
Transamerica Munder Net50 VP
	12/31/2008		—	5.91	to	5.91	—	—	0.50	to	1.65	(40.86)	to	(44.46)
	12/31/2007	(1)	—	10.06	to	10.06	—	—	1.65	to	1.65	0.65	to	0.65

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights (continued)

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Transamerica T. Rowe Price Equity Income VP
	12/31/2008		—	6.57	to	6.57	—	—	0.50	to	1.65	(34.33)	to	(37.02)
	12/31/2007	(1)	—	10.06	to	10.06	—	—	1.65	to	1.65	0.64	to	0.64
Transamerica T. Rowe Price Small Cap VP
	12/31/2008		—	6.60	to	6.60	—	—	0.50	to	1.65	(33.96)	to	(37.29)
	12/31/2007	(1)	—	10.06	to	10.06	—	—	1.65	to	1.65	0.58	to	0.58
Transamerica Legg Mason Partners All Cap VP
	12/31/2008		—	6.47	to	6.47	—	—	0.50	to	1.65	(35.27)	to	(37.40)
	12/31/2007	(1)	—	10.11	to	10.11	—	—	1.65	to	1.65	1.10	to	1.10
Transamerica Science & Technology VP
	12/31/2008		—	5.82	to	5.82	—	—	0.50	to	1.65	(41.80)	to	(49.43)
	12/31/2007	(1)	—	10.53	to	10.53	—	—	1.65	to	1.65	5.30	to	5.30
Transamerica Asset Allocation — Conservative VP
	12/31/2008		—	$7.84	to	$7.84	$—	—	0.50%	to	1.65%	(21.58)	to	(22.47)
	12/31/2007	(1)	—	10.01	to	10.01	—	—	1.65	to	1.65	0.06	to	0.06
Transamerica Asset Allocation — Moderate VP
	12/31/2008		—	7.47	to	7.47	—	—	0.50	to	1.65	(25.34)	to	(27.17)
	12/31/2007	(1)	—	10.03	to	10.03	—	—	1.65	to	1.65	0.26	to	0.26
Transamerica Asset Allocation — Moderate Growth VP
	12/31/2008		—	6.87	to	6.87	—	—	0.50	to	1.65	(31.33)	to	(33.86)
	12/31/2007	(1)	—	10.03	to	10.03	—	—	1.65	to	1.65	0.29	to	0.29
Transamerica Asset Allocation — Growth VP
	12/31/2008		—	6.22	to	6.22	—	—	0.50	to	1.65	(37.76)	to	(40.62)
	12/31/2007	(1)	—	10.02	to	10.02	—	—	1.65	to	1.65	0.23	to	0.23

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights (continued)

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Transamerica PIMCO Total Return Bond VP
	12/31/2008		6,617	9.47	to	9.69	62,654	—	0.50	to	1.65	(5.31)	to	(4.37)
	12/31/2007	(1)	—	10.14	to	10.14	—	—	1.65	to	1.65	1.36	to	1.36
Transamerica MFS High Yield VP
	12/31/2008		—	7.37	to	7.37	—	—	0.50	to	1.65	(26.29)	to	(26.42)
	12/31/2007	(1)	—	9.97	to	9.97	—	—	1.65	to	1.65	(0.32)	to	(0.32)
Transamerica Capital Guardian Value VP
	12/31/2008		—	6.19	to	6.19	—	—	0.50	to	1.65	(38.06)	to	(40.50)
	12/31/2007	(1)	—	9.67	to	9.67	—	—	1.65	to	1.65	(3.27)	to	(3.27)
Transamerica JPMorgan Enhanced Index VP
	12/31/2008		—	6.49	to	6.49	—	—	0.50	to	1.65	(35.11)	to	(38.37)
	12/31/2007	(1)	—	10.08	to	10.08	—	—	1.65	to	1.65	0.77	to	0.77
Transamerica Int’l Moderate Growth Fund VP
	12/31/2008		—	6.48	to	6.48	—	—	0.50	to	1.65	(35.17)	to	(37.16)
	12/31/2007	(1)	—	9.94	to	9.94	—	—	1.65	to	1.65	(0.56)	to	(0.56)
Transamerica Capital Guardian US Equity VP
	12/31/2008	(1)	—	6.15	to	6.15	—	—	0.50	to	1.65	(38.50)	to	(38.97)
Transamerica Index 50 VP
	12/31/2008	(1)	—	8.25	to	8.25	—	—	0.50	to	1.65	(17.48)	to	(18.10)
Transamerica Index 75 VP
	12/31/2008	(1)	—	7.29	to	7.29	—	—	0.50	to	1.65	(27.14)	to	(27.70)
Fidelity VIP Index 500
	12/31/2008		—	6.49	to	6.49	—	—	0.50	to	1.65	(35.09)	to	(38.18)
	12/31/2007	(1)	—	10.12	to	10.12	—	—	1.65	to	1.65	1.17	to	1.17
ProFund VP Bull
	12/31/2008		—	$6.45	to	$6.45	$—	—	0.50%	to	1.65%	(35.45)	to	(38.68)
	12/31/2007	(1)	—	10.11	to	10.11	—	—	1.65	to	1.65	1.07	to	1.07

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights (continued)

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP NASDAQ-100
	12/31/2008		—	6.05	to	6.05	—	—	0.50	to	1.65	(39.49)	to	(43.42)
	12/31/2007	(1)	—	10.28	to	10.28	—	—	1.65	to	1.65	2.77	to	2.77
ProFund VP Small-Cap
	12/31/2008		—	6.71	to	6.71	—	—	0.50	to	1.65	(32.86)	to	(36.46)
	12/31/2007	(1)	—	9.91	to	9.91	—	—	1.65	to	1.65	(0.88)	to	(0.88)
ProFund VP Short Small-Cap
	12/31/2008		—	12.02	to	12.21	—	—	0.50	to	1.65	20.19	to	22.06
	12/31/2007	(1)	—	10.00	to	10.00	—	—	1.65	to	1.65	(0.00)	to	(0.00)
ProFund VP Money Market
	12/31/2008		2,996	10.00	to	10.00	29,952	0.04	0.50	to	1.65	(0.03)	to	(0.80)
	12/31/2007	(1)	—	10.02	to	10.02	—	—	1.65	to	1.65	0.19	to	0.19
Access VP High Yield
	12/31/2008		—	9.26	to	9.58	—	—	0.50	to	1.65	(7.35)	to	(6.20)
	12/31/2007	(1)	—	10.22	to	10.22	—	—	1.65	to	1.65	2.16	to	2.16
ProFund VP Europe 30
	12/31/2008		—	5.80	to	5.80	—	—	0.50	to	1.65	(41.99)	to	(44.92)
	12/31/2007	(1)	—	9.96	to	9.96	—	—	1.65	to	1.65	(0.37)	to	(0.37)
ProFund VP Oil & Gas
	12/31/2008		—	6.22	to	6.84	—	—	0.50	to	1.65	(37.77)	to	(37.98)
	12/31/2007	(1)	—	11.03	to	11.03	—	—	1.65	to	1.65	10.33	to	10.33
ProFund VP Ultra Small-Cap
	12/31/2008		—	3.85	to	3.85	—	—	0.50	to	1.65	(61.49)	to	(66.74)
	12/31/2007	(1)	—	9.70	to	9.70	—	—	1.65	to	1.65	(2.96)	to	(2.96)
ProFund VP Utilities
	12/31/2008		—	7.20	to	7.20	—	—	0.50	to	1.65	(28.00)	to	(31.83)
	12/31/2007	(1)	—	10.27	to	10.27	—	—	1.65	to	1.65	2.69	to	2.69
ProFund VP Consumer Services
	12/31/2008		—	6.91	to	6.91	—	—	0.50	to	1.65	(30.88)	to	(32.50)
	12/31/2007	(1)	—	9.74	to	9.74	—	—	1.65	to	1.65	(2.63)	to	(2.63)

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights (continued)

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Pharmaceuticals
	12/31/2008		—	8.87	to	8.87	—	—	0.50	to	1.65	(11.31)	to	(20.82)
	12/31/2007	(1)	—	9.87	to	9.87	—	—	1.65	to	1.65	(1.29)	to	(1.29)
ProFund VP Small-Cap Value
	12/31/2008		—	$7.07	to	$7.07	$—	—	0.50%	to	1.65%	(29.27)	to	(31.81)
	12/31/2007	(1)	—	9.79	to	9.79	—	—	1.65	to	1.65	(2.08)	to	(2.08)
ProFund VP Asia 30
	12/31/2008		—	5.26	to	5.26	—	—	0.50	to	1.65	(47.39)	to	(51.62)
	12/31/2007	(1)	—	9.90	to	9.90	—	—	1.65	to	1.65	(0.99)	to	(0.99)
ProFund VP Japan
	12/31/2008		—	6.31	to	6.31	—	—	0.50	to	1.65	(36.92)	to	(41.81)
	12/31/2007	(1)	—	9.98	to	9.98	—	—	1.65	to	1.65	(0.21)	to	(0.21)
ProFund VP Short NASDAQ-100
	12/31/2008		—	14.18	to	14.18	—	—	0.50	to	1.65	41.77	to	45.75
	12/31/2007	(1)	—	9.72	to	9.72	—	—	1.65	to	1.65	(2.81)	to	(2.81)
ProFund VP U.S. Government Plus
	12/31/2008		—	14.90	to	14.99	—	2.17	0.50	to	1.65	48.97	to	47.32
	12/31/2007	(1)	—	10.18	to	10.18	—	—	1.65	to	1.65	1.78	to	1.78
ProFund VP Basic Materials
	12/31/2008		—	4.70	to	5.13	—	—	0.50	to	1.65	(52.96)	to	(52.22)
	12/31/2007	(1)	—	10.74	to	10.74	—	—	1.65	to	1.65	7.38	to	7.38
ProFund VP Financials
	12/31/2008		—	5.12	to	5.12	—	—	0.50	to	1.65	(48.84)	to	(51.35)
	12/31/2007	(1)	—	9.53	to	9.53	—	—	1.65	to	1.65	(4.71)	to	(4.71)
ProFund VP Precious Metals
	12/31/2008		—	7.17	to	7.17	—	—	0.50	to	1.65	(28.32)	to	(31.89)
	12/31/2007	(1)	—	10.12	to	10.12	—	—	1.65	to	1.65	1.18	to	1.18

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          4. Financial Highlights (continued)

				Unit Fair Value								Total Return***
				Corresponding					Expense			Corresponding
				to Lowest to				Investment	Ratio**			to Lowest to
	Year			Highest			Net	Income	Lowest to			Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Telecommunications
	12/31/2008		—	7.13	to	7.13	—	—	0.50	to	1.65	(28.73)	to	(35.49)
	12/31/2007	(1)	—	10.14	to	10.14	—	—	1.65	to	1.65	1.42	to	1.42
ProFund VP Falling US Dollar
	12/31/2008		—	9.03	to	9.28	—	—	0.50	to	1.65	(9.66)	to	(6.66)
	12/31/2007	(1)	—	9.94	to	9.94	—	—	1.65	to	1.65	(0.58)	to	(0.58)
ProFund VP Emerging Markets
	12/31/2008		—	5.03	to	5.03	—	—	0.50	to	1.65	(49.74)	to	(50.91)
	12/31/2007	(1)	—	10.10	to	10.10	—	—	1.65	to	1.65	0.97	to	0.97
ProFund VP International
	12/31/2008		—	5.78	to	5.78	—	—	0.50	to	1.65	(42.17)	to	(45.31)
	12/31/2007	(1)	—	9.92	to	9.92	—	—	1.65	to	1.65	(0.82)	to	(0.82)
ProFund VP Mid-Cap
	12/31/2008		—	$6.22	to	$6.22	$—	—	0.50%	to	1.65%	(37.76)	to	(39.37)
	12/31/2007	(1)	—	10.02	to	10.02	—	—	1.65	to	1.65	0.20	to	0.20
ProFund VP Short Emerging Markets
	12/31/2008		—	13.57	to	13.57	—	—	0.50	to	1.65	35.67	to	30.08
	12/31/2007	(1)	—	9.69	to	9.69	—	—	1.65	to	1.65	(3.06)	to	(3.06)
ProFund VP Short International
	12/31/2008		—	13.47	to	13.63	—	—	0.50	to	1.65	34.65	to	35.98
	12/31/2007	(1)	—	10.02	to	10.02	—	—	1.65	to	1.65	0.24	to	0.24

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from 0.50% to 3.20% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

There are subaccounts that have total returns outside of the range indiciated above. Following is the list of the subaccounts and their corresponding total returns.

Western Reserve Life Assurance Co.
WRL Series Life Account G
Notes to Financial Statements
December 31, 2008
          5. Administrative, Mortality, and Expense Risk Charge
Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.
Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.
A daily charge equal to an annual rate from 0.50% and 3.20% of average daily net assets is assessed to compensate WRL for assumption of mortaility and expense risks in connection with the issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.
          6. Income Taxes
Operations of the Life Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Life Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Life Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Life Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.
          7. Dividend Distributions
Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Life Account.
          8. Fair Value Measurements and Fair Value Hierarchy
SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Mutual Fund Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, Iowa 50309-2767 Tel: 515 243 2727 www.ey.com
Report of Independent Registered Public Accounting Firm
The Board of Directors
Western Reserve Life Assurance Co. of Ohio
We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.
In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.
A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.
As discussed in Note 2 to the financial statements, Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes at December 31, 2008.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 27, 2009

Western Reserve Life Assurance Co. of Ohio
Balance Sheets — Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007

Admitted assets
Cash and invested assets:
Bonds	$619,733	$696,849
Preferred stocks	4,545	4,673
Common stocks of affiliated entities (cost: 2008 - $21,422 and 2007 - $20,659)	26,092	24,397
Mortgage loans on real estate	12,754	24,493
Home office properties	37,806	38,574
Cash, cash equivalents and short-term investments	279,506	45,633
Policy loans	411,020	410,844
Invested asset receivable	25,399	—
Other invested assets	8,351	10,358

Total cash and invested assets	1,425,206	1,255,821

Net deferred income tax asset	76,045	30,879
Premiums deferred and uncollected	4,431	4,970
Reinsurance receivable	3,293	8,579
Federal income tax recoverable	75,192	—
Receivable from parent, subsidiaries and affiliates	81,614	16,005
Investment income due and accrued	7,577	7,722
Cash surrender value of life insurance policies	66,323	63,948
Due from broker	104,605	—
Other admitted assets	7,954	7,386
Separate account assets	6,275,403	10,373,595

Total admitted assets	$8,127,643	$11,768,905

	December 31
	2008	2007

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,113,616	$1,055,742
Annuity	621,785	596,029
Accident and health	39	—
Life policy and contract claim reserves	22,480	15,373
Liability for deposit-type contracts	14,520	16,119
Other policyholders’ funds	43	50
Interest maintenance reserve	19,586	—
Remittances and items not allocated	6,916	9,202
Federal and foreign income taxes payable	—	973
Transfers to separate accounts due or accrued	(719,097)	(888,410)
Asset valuation reserve	4,380	7,096
Reinsurance in unauthorized companies	1,174	—
Funds held under coinsurance and other reinsurance treaties	121,095	16,541
Payable to affiliates	65,264	37,892
Amounts incurred under modified coinsurance agreements	35,317	3,607
Unearned investment income	10,551	10,472
Disbursement payable — contract termination	225,843	—
Other liabilities	28,636	25,921
Separate account liabilities	6,275,403	10,373,595

Total liabilities	7,847,551	11,280,202

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	45,322	—
Paid-in surplus	149,634	151,259
Unassigned surplus	82,636	334,944

Total capital and surplus	280,092	488,703

Total liabilities and capital and surplus	$8,127,643	$11,768,905

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
Statements of Operations — Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006

Revenues:
Premiums and other considerations, net of reinsurance:
Life	$574,562	$583,890	$582,936
Annuity	213,833	429,894	584,189
Accident and health	447	—	—
Net investment income	71,623	68,832	64,109
Amortization of interest maintenance reserve	(443)	(510)	(437)
Commissions and expense allowances on reinsurance ceded	(11,229)	11,826	9,385
Reserve adjustments on reinsurance ceded	1,982,087	10,216	8,451
Income from fees associated with investment management, administration and contract guarantees for separate accounts	113,994	137,410	128,081
Income earned on company owned life insurance	2,367	2,323	2,257
Income from administrative service agreement with affiliate	30,230	38,629	36,528
Other	6,616	6,130	5,320

	2,984,087	1,288,640	1,420,819

Benefits and expenses:
Benefits paid or provided for:
Life	83,678	74,138	65,610
Surrender benefits	1,124,340	1,206,556	1,047,578
Annuity benefits	46,871	49,912	47,275
Other benefits	1,860	1,564	2,587
Increase (decrease) in aggregate reserves for policies and contracts:
Life	57,874	69,337	34,451
Annuity	25,756	(40,543)	(56,276)
Accident and health	39	—	—

	1,340,418	1,360,964	1,141,225

Insurance expenses:
Commissions	162,635	174,497	167,682
General insurance expenses	110,328	111,553	101,204
Taxes, licenses and fees	17,089	20,455	16,459
Net transfers from separate accounts	(540,274)	(576,044)	(186,676)
Initial premium on Modco reinsurance transaction	2,006,918	—	—
Other expenses	1,086	947	1,274

	1,757,782	(268,592)	99,943

Total benefits and expenses	3,098,200	1,092,372	1,241,168

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,113)	196,268	179,651
Dividends to policyholders	27	27	29

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,140)	196,241	179,622
Federal income tax (benefit) expense	(54,644)	61,963	67,978

Gain (loss) from operations before net realized capital gains (losses) on investments	(59,496)	134,278	111,644
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	368	(2,623)	345

Net (loss) income	$(59,128)	$131,655	$111,989

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
Statements of Changes in Capital and Surplus — Statutory Basis
(Dollars in Thousands)

		Aggregate
		Write-ins
		for Other			Total
	Common	than Special	Paid-in	Unassigned	Capital and
	Stock	Surplus Funds	Surplus	Surplus	Surplus

Balance at January 1, 2006	$2,500	$—	$152,185	$236,764	$391,449
Net income	—	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	—	259	259
Change in surplus in separate accounts	—	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	—	24,874	24,874
Dividend to stockholder	—	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	—	1	1
Surplus effect of reinsurance transaction	—	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(404)	—	(404)
Correction of prior year error	—	—	—	21,246	21,246

Balance at December 31, 2006	2,500	—	151,781	312,817	467,098
Net income	—	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	—	638	638
Change in non-admitted assets	—	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	—	8,842	8,842
Dividend to stockholder	—	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703

Western Reserve Life Assurance Co. of Ohio
Statements of Changes in Capital and Surplus — Statutory Basis (continued)
(Dollars in Thousands)

		Aggregate
		Write-ins
		for Other			Total
	Common	than Special	Paid-in	Unassigned	Capital and
	Stock	Surplus Funds	Surplus	Surplus	Surplus

Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in non-admitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
Statements of Cash Flow — Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006

Operating activities
Premiums collected, net of reinsurance	$789,337	$1,014,138	$1,167,315
Net investment income received	76,682	73,854	71,408
Miscellaneous income received	152,105	204,010	187,060
Benefit and loss related payments	(1,243,327)	(1,333,939)	(1,165,987)
Commissions, expenses paid and aggregate write-ins for deductions	(293,143)	(311,221)	(282,359)
Net transfers to separate accounts and protected cell amounts	709,586	619,060	191,125
Dividends paid to policyholders	(27)	(27)	(29)
Federal and foreign income taxes paid	(33,143)	(69,082)	(60,364)

Net cash provided by operating activities	158,070	196,793	108,169

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	331,923	393,160	513,300
Preferred stocks	—	—	3,020
Common stocks	—	—	8,144
Mortgage loans on real estate	11,740	1,058	988
Other invested assets	—	—	—
Miscellaneous proceeds	8,250	7	962

Total investment proceeds	351,913	394,225	526,414

Costs of investments acquired:
Bonds	(234,428)	(467,479)	(465,786)
Preferred stocks	—	—	(2,488)
Common stocks	(763)	(758)	(4,126)
Mortgage loans on real estate	—	—	(8,501)
Real estate	(122)	(36)	(39)
Other invested assets	(669)	(1,335)	(484)
Miscellaneous applications	(38)	(4,506)	—

Total cost of investments acquired	(236,020)	(474,114)	(481,424)
Net increase in policy loans	(176)	(66,063)	(44,319)

Net cost of investments acquired	(236,196)	(540,177)	(525,743)

Net cash provided by (used in) investing activities	115,717	(145,952)	671

Western Reserve Life Assurance Co. of Ohio
Statements of Cash Flow — Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006

Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	—	(18,791)	12,384
Net withdrawals on deposit-type contracts and other insurance liabilities	(1,973)	(835)	(5,334)
Dividends to stockholder	(200,000)	(110,000)	(2,000)
Funds held under reinsurance treaty with unauthorized reinsurers	104,554	446	(1,508)
Payable to affiliates	27,372	(3,370)	21,969
Other cash provided (applied)	30,133	15,035	(52,250)

Net cash used in financing and miscellaneous activities	(39,914)	(117,515)	(26,739)

Net increase (decrease) in cash, cash equivalents and short-term investments	233,873	(66,674)	82,101

Cash, cash equivalents and short-term investments:
Beginning of year	45,633	112,307	30,206

End of year	$279,506	$45,633	$112,307

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis
(Dollars in Thousands)
December 31, 2008
1. Organization and Summary of Significant Accounting Policies
Organization
Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.
Nature of Business
The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.
Basis of Presentation
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:
Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers,

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.
All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.
Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.
Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.
The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.
Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.
Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.
Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.
Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. During 2008, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 — Prescribed and Permitted Statutory Accounting Practices.
Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.
Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.
Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.
The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Other significant accounting policies are as follows:
Investments
Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.
Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.
Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.
Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.
There are no restrictions on common or preferred stock.
Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.
Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.
Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.
The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.
Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.
During 2008, 2007 and 2006 net realized capital (losses) gains of $19,356, $(177) and $(2,235), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(443), $(510) and $(437), for the years ended December 31, 2008, 2007 and 2006, respectively.
Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $6, $13 and $20 has been excluded for the years ended December 31, 2008, 2007 and 2006, respectively, with respect to such practices.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Derivative Instruments
Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.
Premiums and Annuity Considerations
Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.
Aggregate Reserves for Policies and Contracts
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.
Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.
The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.
The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.
Policy and Contract Claim Reserves
Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.
Liability for Deposit-Type Contracts
Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.
Reinsurance
Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Separate Accounts
Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.
The Company received variable contract premiums of $732,493, $910,067 and $1,092,584, in 2008, 2007 and 2006, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.
Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $113,994, $137,410 and $128,081, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.
Stock Option Plan and Stock Appreciation Rights Plans
Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $1,628, $832 and $538 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3, $310 and $134 for years ended December 31, 2008, 2007 and 2006, respectively.
Recent Accounting Pronouncements
In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company adopted SSAP No. 98 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at December 31, 2008. As a result of the adoption, the Company expects to reduce unassigned surplus by $7,836 at January 1, 2009.
In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.
Reclassifications
Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
1. Organization and Summary of Significant Accounting Policies (continued)
Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006.
2. Prescribed and Permitted Statutory Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.
The Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.
A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2008	2007	2006

Net Income (Loss), State of Ohio Basis	$(59,128)	$131,655	$111,989
State permitted practices (Income)	—	—	—

Net Income, NAIC SAP	$(59,128)	$131,655	$111,989

Statutory Surplus, State of Ohio Basis	$280,092	$488,703	$467,098
State permitted practices (Surplus)	(45,322)	—	—

Statutory Surplus, NAIC SAP	$234,770	$488,703	$467,098

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
3. Accounting Changes and Corrections of Errors
Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.
4. Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.
Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.
For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.
Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.
Policy Loans: Carrying value of policy loans approximates their fair value.
Separate Account Assets: The fair value of separate account assets are based on quoted market prices.
Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
4. Fair Values of Financial Instruments (continued)
Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.
The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Admitted assets
Cash, cash equivalents and short-term investments	$279,506	$279,506	$45,633	$45,633
Bonds, other than affiliates	619,733	563,150	696,849	694,605
Preferred stocks, other than affiliates	4,545	3,580	4,673	4,646
Mortgage loans on real estate	12,754	11,545	24,493	24,249
Policy loans	411,020	411,020	410,844	410,844
Separate account assets	6,275,403	6,275,403	10,373,595	10,373,595

Liabilities
Investment contract liabilities	632,369	631,698	607,967	606,177
Deposit-type contracts	14,520	14,520	16,119	16,119
Separate account annuity liabilities	3,654,589	3,654,589	6,137,949	6,137,949
Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value disclosures.
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
4. Fair Values of Financial Instruments (continued)
Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.
The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:
Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
4. Fair Values of Financial Instruments (continued)
Financial assets and liabilities measured at fair value on a recurring basis
The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	—	—	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a) Short-term investments are carried at amortized cost; which approximates fair value.
(b) Separate Accounts assets are carried at the net asset value provided by the fund managers.
Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
During 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term
Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
4. Fair Values of Financial Instruments (continued)
Assets measured at fair value on a non-recurring basis
During 2008, the Company reported the following assets at fair value on a non-recurring basis.

					Total
	December 31,				Gains/
Description	2008	Level 1	Level 2	Level 3	(Losses)

Fixed maturities	$1,692	—	—	$1,692	—
Level 3 Financial Assets
The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.
Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments
The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value

December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$—	$—	$128,246
State, municipal and other government	4,477	—	661	377	3,439
Public utilities	10,493	233	—	359	10,367
Industrial and miscellaneous	212,419	546	7,927	11,830	193,208
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	$619,733	$32,838	$55,158	$34,263	$563,150
Unaffiliated preferred stocks	4,545	—	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value

December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,865
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	$696,849	$10,070	$4,890	$7,424	$694,605
Unaffiliated preferred stocks	4.673	60	76	11	4,646

	$701,522	$10,130	$4,966	$7,435	$699,251

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 68 and 57 securities with a carrying amount of $202,928 and $181,439 and an unrealized loss of $55,990 and $4,966, with an average price of 72.4 and 97.3 (fair value/amortized cost). Of this portfolio, 88.42% and 97.43% were investment grade with associated unrealized losses of $43,441 and $4,645, respectively.
At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 95 and 59 securities with a carrying amount of $219,972 and $181,236 and an unrealized loss of $34,396 and $7,435 with an average price of 84.4 and 95.9 (fair value/amortized cost). Of this portfolio, 91.71% and 93.47% were investment grade with associated unrealized losses of $30,889 and $7,145, respectively.
The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.
At December 31, 2008, the Company’s asset-backed securities (ABS) credit card portfolio had a fair value $11,970 less than the carrying amount. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of the securities in an unrealized loss position in this portfolio are projecting payment in full. As there has been no impact to expected future cash flows, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
At December 31, 2008, the Company’s ABS housing portfolio had a fair value $17,144 less than the carrying amount. ABS Housing securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.
Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.
All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.
Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2008 or 2007.
The actual cost, carrying amount and fair value of the Company’s sub-prime mortgage- backed ABS holdings at December 31, 2008 are $66,543, $66,514 and $49,487, respectively. As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.
At December 31, 2008, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value $23,321 less than the carrying amount. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.
All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.
All of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 are as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total

December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$5	$—	$5
State, municipal and other government	1,240	2,200	3,440
Public utilities	—	8,318	8,318
Industrial and miscellaneous	40,345	110,783	151,128
Mortgage and other asset-backed securities	102,536	63,506	166,042

	144,126	184,807	328,933
Unaffiliated preferred stocks	2,811	769	3,580

	$146,937	$185,576	$332,513

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total

December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,586
Unaffiliated preferred stocks	3,207	477	3,684

	$176,472	$173,801	$350,273

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
The carrying amount and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

		Estimated
	Carrying	Fair
	Value	Value

Due in one year or less	$24,550	$24,569
Due after one year through five years	142,410	131,768
Due after five years through ten years	50,012	43,033
Due after ten years	107,724	135,890

	324,696	335,260
Mortgage and other asset-backed securities	295,037	227,890

	$619,733	$563,150

A detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006

Income:
Bonds	$36,265	$32,953	$32,693
Preferred stocks	258	264	421
Common stocks of affiliated entities	8,085	6,160	10,010
Mortgage loans on real estate	1,705	1,501	1,183
Real estate	4,562	7,243	7,400
Policy loans	23,746	22,127	18,870
Cash, cash equivalents and short-term investments	4,194	9,852	—
Other invested assets	(2,677)	(2,995)	—
Other	2,534	492	2.279

Gross investment income	78,672	77,597	72,856
Less investment expenses	(7,049)	(8,765)	(8,747)

Net investment income	$71,623	$68,832	$64,109

Investment expenses include expenses for the occupancy of company-owned property of $3,949, $3,759 and $3,668 during 2008, 2007 and 2006, respectively, as well as depreciation expense on these properties of $890, $890 and $887, respectively.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
Proceeds from sales of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006

Proceeds	$308,079	$372,675	$510,357

Gross realized gains	$35,518	$2,154	$1,685
Gross realized losses	(7,238)	(2,426)	(4,689)

Net realized capital gains (losses)	$28,280	$(272)	$(3,004)

The Company had gross realized losses of $4,739 in 2008 which relate to losses recognized on other than temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 or 2006 related to losses recognized on other than temporary declines in fair values of bonds.
At December 31, 2008, bonds with an aggregate carrying value of $3,823 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.
Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006

Bonds	$23,541	$(272)	$(3,004)
Common stocks	—	—	(20)
Cash, cash equivalents, and short-term investments	(1,508)	(1,230)	—
Derivatives	9,756	(2,240)	(858)
Other invested assets	1	(164)	952

	31,790	(3,906)	(2,930)
Federal income tax effect	(12,066)	1,106	1,040
Transfer to (from) interest maintenance reserve	(19,356)	177	2,235

Net realized capital gains (losses) on investments	$368	$(2,623)	$345

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006

Bonds	$(2,070)	$—	$—
Common stocks	932	638	(43,656)

Change in unrealized capital gains (losses)	$(1,138)	$638	$(43,656)

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2008	2007

Unrealized gains	$7,228	$6,212
Unrealized losses	(2,559)	(2,475)

Net unrealized gains	$4,669	$3,737

During 2008 and 2007, the Company did not issue any mortgage loans.
During 2008, 2007 and 2006, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2008, 2007 and 2006, the Company held a mortgage loan loss reserve in the asset valuation reserve of $61, $233 and $243, respectively.
At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.
At December 31, 2007, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from eight to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 is $2,053. There were no impairment losses, write-downs, or reclassifications during 2007 related to any of these credits.
The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
5. Investments (continued)
Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.
Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $9,756, $(2,240) and $(858) for the years ended December 31, 2008, 2007 and 2006, respectively.
6. Reinsurance
The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.
Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2008	2007	2006

Direct premiums	$990,717	$1,084,449	$1,229,963
Reinsurance assumed — affiliated	3,730	3,853	2,382
Reinsurance ceded — affiliated	(170,903)	(48,572)	(43,611)
Reinsurance ceded — non-affiliated	(34,702)	(25,946)	(21,609)

Net premiums earned	$788,842	$1,013,784	$1,167,125

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
6. Reinsurance (continued)
The Company received reinsurance recoveries in the amount of $40,858, $37,977 and $34,248 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $19,752 and $14,863, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $266,137 and $112,489, respectively. As of December 31, 2008 and 2007, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $224,853 and $75,817, respectively.
The net amount of the reduction in surplus at December 31, 2008 if all reinsurance agreements were cancelled is $8,307.
The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd, an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. At December 31, 2008, the Company holds collateral in the form of letters of credit of $95,000 from the assuming company.
Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to Transamerica International Re (Bermuda) Ltd., an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
6. Reinsurance (continued)
During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.
During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.
Letters of credit held for all unauthorized reinsurers as of December 31, 2008 and 2007 were $131,155 and $79,000, respectively.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
7. Income Taxes
The main components of deferred tax amounts are as follows:

	December 31
	2008	2007

Deferred income tax assets:
Non-admitted assets	$5,587	$6,650
Partnerships	945	3,029
Tax basis deferred acquisition costs	92,162	93,168
Reserves	123,431	135,841
Unrealized capital losses	32	31
§807(f) assets	163	187
Deferred intercompany losses	2,800	744
Guaranty funds	926	926
Credit carryforwards	—	2,482
Miscellaneous accruals	4,212	3,814
Other	2,352	1,938

Total deferred income tax assets	232,610	248,810

Deferred income tax assets non-admitted	115,396	165,305

Admitted deferred income tax assets	117,214	83,505

Deferred income tax liabilities:
Partnerships	310	—
Real estate	27	27
§807(f) liabilities	39,919	52,151
Unrealized capital gains	213	243
Deferred intercompany gains	32	—
Other	668	205

Total deferred income tax liabilities	41,169	52,626

Net admitted deferred income tax asset	$76,045	$30,879

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
7. Income Taxes (continued)
The change in net deferred income tax assets is as follows:

	December 31
	2008	2007	Change

Total deferred income tax assets	$232,610	$248,810	$(16,200)
Total deferred income tax liabilities	41,169	52,626	11,457

Net deferred income tax asset	$191,441	$196,184	(4,743)

Tax effect of unrealized gains (losses)			(2,876)

Change in net deferred income tax			$(7,619)

	December 31
	2007	2006	Change

Total deferred income tax assets	$248,810	$250,068	$(1,258)
Total deferred income tax liabilities	52,626	62,726	10,100

Net deferred income tax asset	$196,184	$187,342	8,842

Tax effect of unrealized gains (losses)			—

Change in net deferred income tax			$8,842

Non-admitted deferred tax assets increased (decreased) $(49,909), $8,490 and $22,220 for 2008, 2007 and 2006, respectively.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
7. Income Taxes (continued)
As discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company’s financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$—
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$—
	Admitted Gross DTAs (paragraph 10 b.)	45,322		—		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		—

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		—

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a. — Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year		$30,723
	10 b.i. — Gross DTAs, after application of 10a. expected to be realized within one year	$—
	10 b.ii. - 10% of adjusted capital and surplus as shown on most recently filed statement	48,943
	Lesser of 10 b.i. or 10 b.ii.		—
	10 c. — Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs		41,169

	Admitted Gross DTAs		7l,892
	Gross DTLs		(41,169)

	Net Admitted DTAs		$30,723

10 d.ii. — If the reporting entity’s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company’s risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.		$239,472

	Authorized control level		44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.
	10 e.i. — Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year		30,723
	10 e.ii. (a) — Gross DTAs, after application of 10 e.i. expected to be realized within three years	$45,322
	10 e.ii. (b) - 15% of adjusted capital and surplus as shown on most recently filed statement	73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)		45,322
	10 e.iii. — Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs		41,169

	Admitted Gross DTAs		117,214
	Gross DTLs		(41,169)

	Net Admitted DTAs		$76,045

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
7. Income Taxes (continued)
Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006

Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(28,823)	$67,317	$61,842
Deferred acquisition costs — tax basis	(1,023)	(314)	327
Dividends received deduction	(7,490)	(8,946)	(11,099)
IMR amoritization	155	179	153
Investment income items	2,196	97	(375)
Limited partnership book/tax difference	156	232	223
Prior year under accrual	657	192	1,647
Reinsurance transactions	1,240	(423)	(339)
Tax credits	(5,370)	(3,198)	(3,167)
Tax reserve valuation	(2,895)	6,380	17,750
Miscellaneous accruals	(629)	1,576	43
Non-deductible items	917	91	100
Depreciation	(50)	(56)	(178)
LOLI	(831)	(887)	(790)
Other	(788)	(1,383)	801

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(42,578)	60,857	66,938
Less tax expense (benefit) on capital gains (losses)	12,066	(1,106)	(1.040)

Total federal income tax (benefit) expense	$(54,644)	$61,963	$67,978

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2008	2007	2006

Federal income tax expense on operations and capital gains (losses) on investments	$(42,578)	$60,857	$66,938
Change in net deferred income taxes	(7,619)	8,842	24,874

Total statutory income tax (benefit) expense	$(34,959)	$52,015	$42,064

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
7. Income Taxes (continued)
For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.
The Company did not incur income taxes during 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $60,165 and $65,214, respectively, which will be available for recoupment in the event of future net losses.
The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.
The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
8. Policy and Contract Attributes
A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2008		2007
	Amount	Percent	Amount	Percent

Subject to discretionary withdrawal with adjustment:
With market value adjustment	$32,391	1%	$20,695	0%
At book value less surrender charge of 5% or more	69,724	1	81,307	1
At fair value	3,696,287	83	6,164,883	91

Total with adjustment or at market value	3,798,402	85	6,266,885	92
At book value without adjustment (minimal or no charge or adjustment)	428,383	10	431,030	6
Not subject to discretionary withdrawal	235,131	5	92,330	2

Total annuity reserves and deposit liabilities	4,461,916	100%	6,790,245	100%

Less reinsurance ceded	165,616		35,260

Net annuity reserves and deposit liabilities	$4,296,300		$6,754,985

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
8. Policy and Contract Attributes (continued)
Information regarding the separate accounts of the Company is as follows:

			Nonindexed
		Nonindexed	Guaranteed	Nonguaranteed
	Guaranteed	Guaranteed	More	Separate
	Indexed	Less Than 4%	Than 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$—	$—	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$-
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	5,556,306	5,556,306
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2008	$—	$—	$—	$5,556,306	$5,586,306

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
8. Policy and Contract Attributes (continued)

			Nonindexed
		Nonindexed	Guaranteed	Nonguaranteed
	Guaranteed	Guaranteed	More	Separate
	Indexed	Less Than 4%	Than 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves for accounts with assets at fair value at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,485,165	9,485,165
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
8. Policy and Contract Attributes (continued)
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$732,493	$910,067	$1,092,584
Transfers from separate accounts	1,274,005	1,484,712	1,758,650

Net transfers from separate accounts	(541,512)	(574,645)	(666,066)
Other reconciling adjustments	1,238	(1,399)	215

Net transfers as reported in the summary of operations of the Company	$(540,274)	$(576,044)	$(665,851)

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed living benefits as follows:

		Subjected		Reinsurance
		Account	Amount of	Reserve
Year	Benefit and Type of Risk	Value	Reserve Held	Credit

2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250
For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.
At December 31, 2008 and 2007, the Company had variable annuities with guaranteed death benefits as follows:

		Subjected		Reinsurance
		Account	Amount of	Reserve
Year	Benefit and Type of Risk	Value	Reserve Held	Credit

2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
8. Policy and Contract Attributes (continued)
For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.
Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net

December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

At December 31, 2008 and 2007, the Company had insurance in force aggregating $3,644,366 and $2,170,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $22,357 and $15,281 to cover these deficiencies at December 31, 2008 and 2007, respectively.
The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
9. Capital and Surplus
The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $23,477.
On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make the dividend payment. The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively.
Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.
10. Retirement and Compensation Plans
The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,444, $1,829 and $1,432 for 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
10. Retirement and Compensation Plans (continued)
The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $793, $905 and $864 for 2008, 2007 and 2006, respectively.
AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2008, 2007 and 2006 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.
In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $143, $179 and $147 for 2008, 2007 and 2006, respectively.
11. Related Party Transactions
The Company shares certain officers, employees and general expenses with affiliated companies.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
11. Related Party Transactions (continued)
The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $95,980, $106,392 and $94,305, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $30,230, $38,629 and $36,528 from this agreement during 2008, 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2008, 2007 and 2006, the Company received $95,867, $100,815 and $91,726, respectively, for such services, which approximates their cost.
Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2008, 2007 and 2006, the Company has a net amount of $(16,350), $21,887 and $9,683, respectively, due (from) to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2008, 2007 and 2006, the Company paid net interest of $924, $1,954 and $1,599, respectively, to affiliates.
At December 31, 2008, the Company did not hold any short-term notes receivable.
In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2008 and 2007, the cash surrender value of these policies was $66,323 and $63,948, respectively.
12. Commitments and Contingencies
The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
12. Commitments and Contingencies (continued)
The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,337 and $3,344 with no offsetting premium tax benefit at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $36, $(22) and $36 for 2008, 2007 and 2006, respectively.
The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.
At December 31, 2007, securities in the amount of $158,452 were on loan under securities lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash. At December 31, 2008, there were no securities on loan under securities lending agreements.
The Company has contingent commitments of $1,491 and $2,053 as of December 31, 2008 and 2007, respectively, for LIHTC investments.
The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2008 and 2007 respectively, the Company pledged assets in the amount of $36,127 and $6,449 to satisfy the requirements of futures trading accounts.

Western Reserve Life Assurance Co. of Ohio
Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)
13. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities
During the period January 1, 2006 through June 30, 2006, the Company sold $32,428 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as non- admitted receivables. Agent receivables in the amount of $15,409, $18,673 and $20,261 were non-admitted as of December 31, 2008, 2007 and 2006, respectively.

Statutory-Basis Financial
Statement Schedules

Western Reserve Life Assurance Co. of Ohio
Summary of Investments — Other Than
Investments in Related Parties
(Dollars in Thousands)
December 31, 2008
Schedule I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet

Fixed maturities
Bonds:
United States government and government agencies and authorities	$97,307	$128,246	$97,307
States, municipalities and political subdivisions	54,143	55,007	54,143
Foreign governments	3,652	2,754	3,652
Public utilities	10,493	10,367	10,493
All other corporate bonds	454,138	366,776	454,138
Preferred stocks	4,545	3,580	4,545

Total fixed maturities	624,278	566,730	624,278

Mortgage loans on real estate	12,754		12,754
Real estate	37,806		37,806
Policy loans	411,020		411,020
Cash, cash equivalents and short-term investments	279,506		279,506
Other invested assets	8,351		8,351

Total investments	$1,373,715		$1,373,715

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

Western Reserve Life Assurance Co. of Ohio
Supplementary Insurance Information
(Dollars in Thousands)
Schedule III

					Benefits,
					Claims,
	Future Policy	Policy and		Net	Losses and	Other
	Benefits and	Contract	Premium	Investment	Settlement	Operating
	Expenses	Liabilities	Revenue	Income*	Expenses	Expenses*

Year ended December 31,2008
Individual life	$1,097,394	20,196	$574,634	$45,656	$370,010	$237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31,2007
Individual life	$1,040,192	14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

Year ended December 31,2006
Individual life	$971,044	12,448	$582,703	$33,573	$727,802	$(178,400)
Group life	15,361	198	233	694	445	55
Annuity	636,572	238	584,189	29,842	892,153	(200,887)

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio
Reinsurance
(Dollars in Thousands)
Schedule IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730 $	788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0%
Annuity	591,578	7,389	—	584,189	0%

	$1,229,963	$65,220	$2,382	$1,167,125	0%

PART C — OTHER INFORMATION
Item 26. Exhibits

(a)	Resolution of the Board of Directors of Western Reserve establishing the separate account (17)
(b)	Not Applicable
(c)	Distribution of Policies
	(i)	Master Service and Distribution Compliance Agreement (2)
	(ii)	Amendment to Master Service and Distribution Compliance Agreement (3)
	(iii)	Form of Broker/Dealer Supervisory and Service Agreement (3)
	(iv)	Principal Underwriting Agreement (3)
	(v)	First Amendment to Principal Underwriting Agreement (3)
	(vi)	Second Amendment to Principal Underwriting Agreement (11)
	(vii)	Third Amendment to Principal Underwriting Agreement (13)
	(viii)	First Amendment to Amended and Restated Principal Underwriting Agreement (17)
	(vix)	Amendment No. 2 And Novation To The Amended And Restated Principal Underwriting Agreement between Transamerica Capital Inc. and Western Reserve (18)

(d)	(i)	Specimen Flexible Premium Variable Life Insurance Policy — Form VL21

	(ii)	Living Benefit Rider (an Accelerated Death Benefit) (6)

(e)	Application for Flexible Premium Variable Life Insurance Policy

(f)	Depositor’s Certification of Incorporation and By-Laws

	(i)	Second Amended Articles of Incorporation of Western Reserve (2)

	(ii)	Certificate of First Amendment to the Second Amended Articles of Incorporation of Western Reserve (4)
	(iii)	Amended Code of Regulations (By-Laws) of Western Reserve (1)

(g)	Reinsurance Agreements

	(i)	Reinsurance Treaty dated September 30, 2000 and Amendments Thereto (5)
	(ii)	Reinsurance Treaty dated July 1, 2002 and Amendments Thereto (5)

(h)	(i)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated June 14, 1999 (7)

	(ii)	Amendment No. 1 dated March 15, 2000 to Participation Agreement — Variable Insurance Products Fund II (8)

	(iii)	Second Amendment dated April 12, 2001 to Participation Agreement — Variable Insurance Products Fund II (9)

	(iv)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated September 1, 2003 (11)

	(v)	Fourth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve dated December 1, 2003 (12)

	(vi)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendment Nos. 1 — 20 thereto (10)

	(vii)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 (11)

	(viii)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 (12)

	(ix)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004 (13)

	(x)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004 (14)

	(xi)	Amendment No. 25 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated March 28, 2005 (15)

	(xii)	Amendment No. 26 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated September 1, 2005 (15)

	(xiii)	Participation Agreement Among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated June 6, 2006 (16)

	(xiv)	Amendment No. 27 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated May 1, 2006 (18)

	(xv)	Amendment No. 28 to Participation Agreement between AEGON/Transamerica Series Trust and Western Reserve dated May 1, 2007 (18)

	(xvi)	Amendment No. 1 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFunds Advisors LLC dated June 1, 2007 (19)

	(xvii)	Amendment No. 2 to Participation Agreement among Western Reserve ProFunds, Access One Trust and ProFunds Advisors LLC dated August 30, 2007 (19)

	(xviii)	Participation Agreement Among AllianceBernstein Variable Products Series Fund, Inc. and Western Reserve dated November 1, 2008 (20)

	(xix)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated November 10, 2008 (20)

	(xx)	Amendment No. 33 to Participation Agreement between Transamerica Series Trust and Western Reserve dated May 1, 2009 (20)

	(xxi)	Amendment to Participation Agreement Among AllianceBernstein Variable Products Series Fund, Inc. and Western Reserve dated May 1, 2009 (20)

	(xxii)	Amendment No. 1 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated May 1, 2009 (20)

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Arthur D. Woods, Esq. as to the Legality of the Securities Being Offered

(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities being Registered

(m)	Sample Hypothetical Illustration

(n)	Other Opinions:

	(i)	Written Consent of Sutherland Asbill & Brennan LLP

	(ii)	Written Consent of Ernst & Young LLP

(o)	Not Applicable

(p)	Not Applicable

(q)	Memorandum describing issuance, transfer and redemption procedures

(r)	Powers of Attorney (20)

Eric J. Martin
Brenda K. Clancy
Charles T. Boswell
Arthur C. Schneider
John R. Hunter
Tim L. Stonehocker

(1)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 21, 1998 (File No. 33-31140) and is incorporated herein by reference.

(2)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(4)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.

(5)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated January 31, 2003 (File No. 333-100993) and is incorporated herein by reference.

(6)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated August 6, 2003 (File No. 333-107705) and is incorporated herein by reference.

(7)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

(8)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

(9)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

(10)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

(11)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

(12)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated November 7, 2003 (File No. 333-110315) and is incorporated herein by reference.

(13)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated April 16, 2004 (File No. 333-100993) and is incorporated herein by reference.

(14)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-6 Registration Statement dated February 28, 2005 (File No. 333-107705) and is incorporated herein by reference.

(15)	This exhibit was previously filed on Initial Registration Statement to Form N-6 Registration Statement dated September 28, 2005 (File No. 333-128650) and is incorporated herein by reference.

(16)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated June 15, 2006 (File No. 333-135005) and is incorporated herein by reference.

(17)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated July 17, 2006 (File No. 333-135803) and is incorporated herein by reference.

(18)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated June 28, 2007 (File No. 333-144117) and is incorporated herein by reference.

(19)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated October 16, 2007 (File No. 333-144117) and is incorporated herein by reference.

(20)	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-6 Registration Statement dated April 27, 2009 (File No. 333-135005) and is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Tim L. Stonehocker	(1)	Chairman of the Board
Charles T. Boswell	(2)	Director and Chief Executive Officer
Brenda K. Clancy	(1)	Director and President
M. Craig Fowler	(3)	Vice President and Treasurer
Eric J. Martin	(1)	Vice President and Corporate Controller
Arthur C. Schneider	(1)	Director, Senior Vice President and Chief Tax Officer
John R. Hunter	(1)	Director and Chief Financial Officer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

(3)	400 W. Market Street, Louisville, Kentucky 40202
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner:
ARV Pacific Villas, A California Limited Partnership	California	Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — AEGON USA, LLC (99%)	Inter-company lending and general business

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); Norlease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% Community Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating
Southwest Equity Life Insurance Company	Arizona	Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
The AEGON Trust Advisory Board:
Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.
Item 29. Indemnification
     Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.
Ohio General Corporation Law
     Section 1701.13 Authority of corporation.
     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.
     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

     (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;
     (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.
     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.
     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:
     (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;
     (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;
     (c) By the shareholders;
     (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.
     Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.
     (5)(a) Unless at the time of a director’s act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney’s fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:
     (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;
     (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.
     (b) Expenses, including attorneys’ fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.
     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.
     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.
     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).
     (9) As used in this division, references to “corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.
Second Amended Articles of Incorporation of Western Reserve
ARTICLE EIGHTH
     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contender or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.
     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.
     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.
     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.
     (5) Expenses, including attorneys’ fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.
     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.
     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.
     (8) As used in this section, references to “the corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.
     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person’s capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.
Amended Code of Regulations of Western Reserve
ARTICLE V
Indemnification of Directors and Officers
     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation’s Articles of Incorporation, as amended.
Rule 484 Undertaking
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY,

Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.
(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Linda S. Gilmer	(1)	Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President

	Principal
Name	Business Address	Position and Offices with Underwriter
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Blake S. Bostwick	(2)	Chief Operations Officer
Courtney John	(2)	Chief Compliance Officer and Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201
(c) Compensation to Principal Underwriter:

Compensation on
	Net Underwriting	Events Occasioning
	Discounts and	the Deduction of A	Brokerage	Other
Name of Principal Underwriter	Commissions*	Deferred Sales Load	Commissions	Compensation
Transamerica Capital, Inc.	$	0	$47,040,038	0

*	TCI passes through any commissions paid to it to the selling firms and does not retain any portion of such payments.
Item 31. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve at 570 Carillon Parkway, St. Petersburg, Florida 33716, 4800 140th Avenue North, Clearwater, Florida 33762 or 12855 Starkey Road, Largo, Florida 33773.
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Western Reserve hereby represents that the fees and charges deducted under the WRL Capital Creator, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act of 1940, the Registrant, WRL Series Life Account G, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of St. Petersburg, and State of Florida, on the 29th day of April 2009.

WRL SERIES LIFE ACCOUNT G (Registrant)
By:	/s/ Tim Stonehocker
Tim L. Stonehocker*/, Chairman of the
Board of Western Reserve Life Assurance Co. of Ohio

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO (Depositor)
By:	/s/ Tim Stonehocker
Tim L. Stonehocker*/, Chairman of the
Board

     Pursuant to the requirements of the Securities Act of 1933, this Initial Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Tim L. Stonehocker Tim L. Stonehocker*/	Chairman of the Board	April 29, 2009
/s/ Charles T. Boswell Charles T. Boswell */	Director and Chief Executive Officer	April 29, 2009
/s/ Branda K. Clancy Brenda K. Clancy */	Director and President	April 29, 2009
/s/ Eric J. Martin Eric J. Martin */	Vice President, and Corporate Controller	April 29, 2009
/s/ John R. Hunter John R. Hunter */	Director and Chief Financial Officer	April 29, 2009
/s/ Arthur C. Schneider Arthur C. Schneider */	Director, Senior Vice President and Chief Tax Officer	April 29, 2009

*/ /s/ Arthur D. Woods
Signed by Arthur D. Woods, Esq.
As Attorney in Fact pursuant to Powers of Attorney filed herewith

Exhibit Index

Exhibit
No.	Description of Exhibit
26(k)	Opinion of Arthur D. Woods, Esq. as to the Legality of the Securities Being Offered
26(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities being Registered
26(n)(i)	Written Consent of Sutherland Asbill & Brennan LLP
26(n)(ii)	Written Consent of Ernst & Young LLP